UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03015

Ohio National Fund, Inc.

(Exact name of registrant as specified in charter)

One Financial Way, Cincinnati, Ohio 45242

(Address of principal executive offices) (Zip code)

CT Corporation

300 E. Lombard St., Suite 1400

Baltimore, MD 21202

(Name and address of agent for service)

513-794-6971

Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

Item 1. Schedules of Investments.

Ohio National Fund, Inc.	Equity Portfolio

Schedule of Investments	September 30, 2012 (Unaudited)

Common Stocks - 97.3%		Shares	Value
CONSUMER DISCRETIONARY - 15.7%
Ford Motor Co. (Automobiles)		492,600	$4,857,036
McDonald's Corp. (Hotels, Restaurants & Leisure)		8,400	770,700
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		51,400	3,409,876
Amazon.com, Inc. (Internet & Catalog Retail)	(a)	18,400	4,679,488
Groupon, Inc. (Internet & Catalog Retail)	(a)	271,700	1,293,292
Time Warner, Inc. (Media)		77,200	3,499,476
Viacom, Inc. Class B (Media)		74,300	3,981,737
Best Buy Co., Inc. (Specialty Retail)		81,200	1,395,828
Lowe's Cos., Inc. (Specialty Retail)		197,100	5,960,304
			29,847,737
CONSUMER STAPLES - 6.1%
PepsiCo, Inc. (Beverages)		76,300	5,399,751
Colgate-Palmolive Co. (Household Products)		36,900	3,956,418
Philip Morris International, Inc. (Tobacco)		25,000	2,248,500
			11,604,669
ENERGY - 7.1%
Halliburton Co. (Energy Equip. & Svs.)		74,700	2,516,643
Chevron Corp. (Oil, Gas & Consumable Fuels)		49,300	5,746,408
Phillips 66 (Oil, Gas & Consumable Fuels)		50,050	2,320,818
Southwestern Energy Co. (Oil, Gas & Consumable Fuels)	(a)	82,700	2,876,306
			13,460,175
FINANCIALS - 19.0%
BlackRock, Inc. (Capital Markets)		20,600	3,672,980
Fifth Third Bancorp (Commercial Banks)		248,000	3,846,480
Wells Fargo & Co. (Commercial Banks)		132,400	4,571,772
Citigroup, Inc. (Diversified Financial Svs.)		115,700	3,785,704
JPMorgan Chase & Co. (Diversified Financial Svs.)		151,700	6,140,816
Aflac, Inc. (Insurance)		98,505	4,716,419
MetLife, Inc. (Insurance)		164,100	5,654,886
Annaly Capital Management, Inc. (Real Estate Investment Trusts)		219,700	3,699,748
			36,088,805
HEALTH CARE - 14.4%
Celgene Corp. (Biotechnology)	(a)	49,500	3,781,800
Medtronic, Inc. (Health Care Equip. & Supplies)		106,300	4,583,656
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		66,000	3,657,060
GlaxoSmithKline PLC - ADR (Pharmaceuticals)		100,100	4,628,624
Johnson & Johnson (Pharmaceuticals)		82,300	5,671,293
Pfizer, Inc. (Pharmaceuticals)		198,400	4,930,240
			27,252,673
INDUSTRIALS - 13.2%
United Technologies Corp. (Aerospace & Defense)		57,450	4,497,761
United Continental Holdings, Inc. (Airlines)	(a)	171,300	3,340,350
Emerson Electric Co. (Electrical Equip.)		49,700	2,399,019
General Electric Co. (Industrial Conglomerates)		216,700	4,921,257
Parker Hannifin Corp. (Machinery)		37,100	3,100,818
Stanley Black & Decker, Inc. (Machinery)		49,300	3,759,125
Norfolk Southern Corp. (Road & Rail)		49,400	3,143,322
			25,161,652
INFORMATION TECHNOLOGY - 19.9%
QUALCOMM, Inc. (Communications Equip.)		66,000	4,124,340
Apple, Inc. (Computers & Peripherals)		16,400	10,943,064
EMC Corp. (Computers & Peripherals)	(a)	148,400	4,046,868
eBay, Inc. (Internet Software & Svs.)	(a)	75,000	3,630,750
Cognizant Technology Solutions Corp. Class A (IT Svs.)	(a)	61,800	4,321,056
Marvell Technology Group Ltd (Semiconductors & Equip.)		396,300	3,626,145
Texas Instruments, Inc. (Semiconductors & Equip.)		80,800	2,226,040
Microsoft Corp. (Software)		165,100	4,916,678
			37,834,941
MATERIALS - 1.9%
LyondellBasell Industries NV Class A (Chemicals)		68,600	3,543,876
Total Common Stocks (Cost $158,994,756)			184,794,528

Preferred Stocks - 1.5%		Shares	Value
CONSUMER DISCRETIONARY - 1.5%
General Motors Co. - Series B (Automobiles)	(b)	75,100	$2,799,728
Total Preferred Stocks (Cost $3,203,487)			$2,799,728

Money Market Funds - 0.5%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		1,040,000	$1,040,000
Total Money Market Funds (Cost $1,040,000)			$1,040,000

Total Investments - 99.3% (Cost $163,238,243)	(c)		$188,634,256
Other Assets in Excess of Liabilities - 0.7%			1,285,027
Net Assets - 100.0%			$189,919,283

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depositary Receipts
Footnotes:
(a) Non-income producing security.
(b) This preferred stock is convertible at a 20% conversion premium until 12/01/2013. There is a mandatory conversion at 12/01/2013, at which time the conversion proceeds will be determined by the General Motors, Inc. common share price on that date.
(c) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Money Market Portfolio

Schedule of Investments	September 30, 2012 (Unaudited)

Commercial Paper - 66.7%		Rate	Maturity	Face Amount	Amortized Cost
CONSUMER DISCRETIONARY - 3.9%
Walt Disney Co. / The (Media)	(a)	0.120%	11/27/2012	$10,000,000	$9,998,100
CONSUMER STAPLES - 15.2%
Coca-Cola Co. / The (Beverages)	(a)	0.210%	12/10/2012	10,000,000	9,995,917
Wal-Mart Stores, Inc. (Food & Staples Retailing)	(a)	0.110%	10/02/2012	6,000,000	5,999,982
Wal-Mart Stores, Inc. (Food & Staples Retailing)	(a)	0.110%	10/15/2012	6,000,000	5,999,743
Nestle Capital Corp. (Food Products)	(a)	0.050%	11/07/2012	4,500,000	4,499,769
Procter & Gamble Co. / The (Household Products)	(a)	0.120%	10/17/2012	6,000,000	5,999,680
Procter & Gamble Co. / The (Household Products)	(a)	0.140%	10/29/2012	4,000,000	3,999,564
Procter & Gamble Co. / The (Household Products)	(a)	0.140%	11/26/2012	2,000,000	1,999,564
					38,494,219
ENERGY - 9.5%
Chevron Corp. (Oil, Gas & Consumable Fuels)	(a)	0.090%	10/01/2012	10,000,000	10,000,000
Chevron Corp. (Oil, Gas & Consumable Fuels)	(a)	0.110%	10/17/2012	2,000,000	1,999,902
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		0.080%	10/05/2012	12,000,000	11,999,893
					23,999,795
FINANCIALS - 17.3%
American Honda Finance Corp. (Consumer Finance)		0.140%	10/11/2012	10,000,000	9,999,611
Toyota Motor Credit Corp. (Consumer Finance)		0.130%	10/15/2012	10,000,000	9,999,494
General Electric Capital Corp. (Diversified Financial Services)		0.090%	10/25/2012	12,000,000	11,999,280
Prudential Funding LLC (Insurance)		0.040%	10/01/2012	12,000,000	12,000,000
					43,998,385
HEALTH CARE - 16.5%
Merck & Co., Inc. (Pharmaceuticals)	(a)	0.120%	10/12/2012	10,000,000	9,999,633
Pfizer, Inc. (Pharmaceuticals)	(a)	0.100%	10/09/2012	10,000,000	9,999,778
Abbott Laboratories (Pharmaceuticals)	(a)	0.110%	10/09/2012	10,000,000	9,999,756
Johnson & Johnson (Pharmaceuticals)	(a)	0.090%	11/01/2012	12,000,000	11,999,070
					41,998,237
MATERIALS - 4.3%
E.I. du Pont de Nemours & Co. (Chemicals)	(a)	0.140%	10/22/2012	2,000,000	1,999,837
E.I. du Pont de Nemours & Co. (Chemicals)	(a)	0.140%	11/02/2012	9,000,000	8,998,880
					10,998,717
Total Commercial Paper (Cost $169,487,453)					$169,487,453

Asset-Backed Securities - 0.6%		Rate	Maturity	Face Amount	Amortized Cost
FINANCIALS - 0.6%
Bank of America Auto Trust 2012-1, Class A1 (Consumer Finance)		0.269%	04/15/2013	$153,970	$153,970
CNH Equipment Trust 2012-B, Class A1 (Consumer Finance)		0.383%	07/12/2013	808,248	808,248
Ford Credit Auto Owner Trust 2012-C, Class A1 (Consumer Finance)		0.272%	08/15/2013	571,140	571,140
Hyundai Auto Receivables Trust 2012-A, Class A1 (Consumer Finance)		0.300%	03/15/2013	82,551	82,551
Total Asset-Backed Securities (Cost $1,615,909)					$1,615,909

U.S. Government Agency Issues - 4.7%		Rate	Maturity	Face Amount	Amortized Cost
Federal Home Loan Bank		0.130%	11/16/2012	$12,000,000	$11,998,007
Total U.S. Government Agency Issues (Cost $11,998,007)					$11,998,007

U.S. Treasury Obligations - 4.7%		Rate	Maturity	Face Amount	Amortized Cost
U.S. Treasury Bill		0.055%	12/13/2012	$12,000,000	$11,998,662
Total U.S. Treasury Obligations (Cost $11,998,662)					$11,998,662

Money Market Funds - 7.9%				Shares	Value
Federated Prime Cash Obligations Fund - Institutional Class				10,000,000	$10,000,000
Fidelity Institutional Money Market Funds Money Market Portfolio - Class I				10,000,000	10,000,000
Total Money Market Funds (Cost $20,000,000)					$20,000,000

Repurchase Agreements - 7.9%		Rate	Maturity	Face Amount	Amortized Cost
U.S. Bank, Agreement date: 06/28/12, Repurchase price $20,000,016,		0.010%	10/01/2012	$20,000,000	$20,000,000
Collateralized by: Freddie Mac 30 yr. Gold PC Pool #G11649 (FGCI) 4.500%,
Due 02/01/2020 with value of $8,570,171, Fannie Mae 15 yr. Pool #254919 (FNCI)
4.000%, Due 09/01/2018 with value of $6,575,254, Freddie Mac FHR 3457 Series
EF Class 1.221%, Due 06/15/2038 with a value of $4,233,958, Fannie Mae 15 yr.
Pool #729590 (FNCI) 4.500%, Due 07/01/2018 with a value of $1,019,805.

Total Repurchase Agreements (Cost $20,000,000)					$20,000,000

Total Investments - 92.5% (Cost $235,100,031)	(b)				$235,100,031
Other Assets in Excess of Liabilities - 7.5%					19,185,985
Net Assets - 100.0%					$254,286,016

Percentages are stated as a percent of net assets.
Footnotes:
(a) Security exempt from registration under Section 4 (2) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At September 30, 2012, the value of these securities totaled $113,489,175, or 44.6% of the Portfolio's net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.
(b) Represents cost for federal income tax and financial reporting purposes. See also Note 2 regarding the use of amortized cost for valuation of instruments in this Portfolio.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Bond Portfolio

Schedule of Investments	September 30, 2012 (Unaudited)

Corporate Bonds - 92.7%		Rate	Maturity	Face Amount	Value
CONSUMER DISCRETIONARY - 8.5%
Newell Rubbermaid, Inc. (Household Durables)		6.250%	04/15/2018	$500,000	$579,872
Comcast Corp. (Media)		5.875%	02/15/2018	750,000	913,510
Discovery Communications LLC (Media)		4.375%	06/15/2021	1,000,000	1,123,952
Discovery Communications LLC (Media)		3.300%	05/15/2022	275,000	286,234
News America, Inc. (Media)		4.500%	02/15/2021	1,250,000	1,413,261
Time Warner Cable, Inc. (Media)		5.850%	05/01/2017	1,000,000	1,192,378
Time Warner Cable, Inc. (Media)		4.500%	09/15/2042	425,000	425,580
Time Warner, Inc. (Media)		3.150%	07/15/2015	1,250,000	1,334,869
Viacom, Inc. (Media)		4.375%	09/15/2014	1,000,000	1,069,938
Kohl's Corp. (Multiline Retail)		4.000%	11/01/2021	1,250,000	1,362,324
Macy's Retail Holdings, Inc. (Multiline Retail)		5.900%	12/01/2016	1,000,000	1,168,583
Target Corp. (Multiline Retail)		2.900%	01/15/2022	1,500,000	1,592,629
Home Depot, Inc. / The (Specialty Retail)		5.250%	12/16/2013	1,000,000	1,058,693
Lowe's Cos., Inc. (Specialty Retail)		3.800%	11/15/2021	1,000,000	1,106,000
					14,627,823
CONSUMER STAPLES - 7.9%
Anheuser-Busch Cos. LLC (Beverages)		5.500%	01/15/2018	750,000	905,759
CVS Caremark Corp. (Food & Staples Retailing)		5.750%	06/01/2017	1,000,000	1,207,306
Kroger Co. / The (Food & Staples Retailing)		2.200%	01/15/2017	1,500,000	1,537,915
Wal-Mart Stores, Inc. (Food & Staples Retailing)		1.500%	10/25/2015	1,250,000	1,290,514
Bunge NA Finance LP (Food Products)		5.900%	04/01/2017	1,500,000	1,711,629
Hillshire Brands Co. (Food Products)		2.750%	09/15/2015	1,250,000	1,291,876
Kraft Foods, Inc. (Food Products)		6.125%	02/01/2018	1,500,000	1,833,511
Mead Johnson Nutrition Co. (Food Products)		3.500%	11/01/2014	800,000	829,518
Tyson Foods, Inc. (Food Products)	(b)	6.600%	04/01/2016	1,000,000	1,152,500
Procter & Gamble Co. / The (Household Products)		4.700%	02/15/2019	250,000	297,363
Philip Morris International, Inc. (Tobacco)		4.125%	05/17/2021	1,250,000	1,420,976
					13,478,867
ENERGY - 9.9%
Weatherford International Ltd. (Energy Equip. & Svs.)		6.000%	03/15/2018	1,500,000	1,720,044
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)		5.950%	09/15/2016	1,000,000	1,159,735
Buckeye Partners LP (Oil, Gas & Consumable Fuels)		4.875%	02/01/2021	1,000,000	1,024,907
Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)		5.700%	10/15/2019	1,000,000	1,218,752
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		3.250%	05/15/2022	500,000	521,278
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		2.950%	06/01/2015	1,250,000	1,321,191
Kinder Morgan Energy Partners LP (Oil, Gas & Consumable Fuels)		4.150%	03/01/2022	1,000,000	1,082,399
Magellan Midstream Partners LP (Oil, Gas & Consumable Fuels)		4.250%	02/01/2021	1,000,000	1,094,406
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)		4.000%	06/01/2022	1,250,000	1,329,439
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		3.125%	02/15/2022	1,000,000	1,077,578
ONEOK Partners LP (Oil, Gas & Consumable Fuels)		3.250%	02/01/2016	1,000,000	1,055,350
Phillips 66 (Oil, Gas & Consumable Fuels)	(a)	4.300%	04/01/2022	1,300,000	1,426,110
Shell International Finance BV (Oil, Gas & Consumable Fuels)		4.375%	03/25/2020	1,250,000	1,466,420
TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels)		2.500%	08/01/2022	1,425,000	1,444,641
					16,942,250
FINANCIALS - 26.7%
BlackRock, Inc. (Capital Markets)		2.250%	12/10/2012	500,000	501,861
Credit Suisse (Capital Markets)		3.500%	03/23/2015	1,250,000	1,321,927
Franklin Resources, Inc. (Capital Markets)		3.125%	05/20/2015	1,000,000	1,055,482
Goldman Sachs Group, Inc. / The (Capital Markets)		6.150%	04/01/2018	1,250,000	1,460,705
Janus Capital Group, Inc. (Capital Markets)	(b)	6.700%	06/15/2017	1,500,000	1,699,452
Jefferies Group, Inc. (Capital Markets)		5.875%	06/08/2014	1,000,000	1,072,500
Morgan Stanley (Capital Markets)		4.750%	04/01/2014	1,250,000	1,294,455
Northern Trust Corp. (Capital Markets)		3.450%	11/04/2020	1,000,000	1,087,327
State Street Corp. (Capital Markets)		4.375%	03/07/2021	1,250,000	1,453,699
TD Ameritrade Holding Corp. (Capital Markets)		4.150%	12/01/2014	1,000,000	1,069,059
BB&T Corp. (Commercial Banks)		5.200%	12/23/2015	1,000,000	1,119,865
Comerica Bank (Commercial Banks)		5.750%	11/21/2016	1,500,000	1,726,099
Deutsche Bank Capital Funding Trust VII (Commercial Banks)	(a)(c)	5.628%	Perpetual	1,500,000	1,410,000
Fifth Third Bancorp (Commercial Banks)		4.500%	06/01/2018	1,750,000	1,939,780
KeyCorp (Commercial Banks)		5.100%	03/24/2021	500,000	585,730
PNC Funding Corp. (Commercial Banks)		5.250%	11/15/2015	1,500,000	1,677,784
SunTrust Bank (Commercial Banks)		5.000%	09/01/2015	229,000	250,146
Wells Fargo & Co. (Commercial Banks)		4.600%	04/01/2021	1,250,000	1,446,459
Capital One Bank U.S.A. NA (Consumer Finance)		5.125%	02/15/2014	750,000	791,300
Discover Financial Services (Consumer Finance)		6.450%	06/12/2017	750,000	852,318
Bank of America Corp. (Diversified Financial Svs.)		5.650%	05/01/2018	1,000,000	1,141,559
Citigroup, Inc. (Diversified Financial Svs.)		6.125%	05/15/2018	1,250,000	1,481,567
General Electric Capital Corp. (Diversified Financial Svs.)		5.625%	05/01/2018	1,000,000	1,180,739
JPMorgan Chase & Co. (Diversified Financial Svs.)		5.150%	10/01/2015	1,500,000	1,660,522
National Rural Utilities Cooperative Finance Corp. (Diversified Financial Svs.)		1.900%	11/01/2015	1,000,000	1,032,353
Allstate Corp. / The (Insurance)		5.200%	01/15/2042	500,000	601,857
Assurant, Inc. (Insurance)		5.625%	02/15/2014	1,500,000	1,564,301
Axis Capital Holdings Ltd. (Insurance)		5.750%	12/01/2014	1,000,000	1,071,966
Berkshire Hathaway, Inc. (Insurance)		3.200%	02/11/2015	1,250,000	1,326,716
Hartford Financial Services Group, Inc. (Insurance)		5.375%	03/15/2017	1,500,000	1,674,699
Liberty Mutual Group, Inc. (Insurance)	(a)	5.750%	03/15/2014	1,000,000	1,050,890
Loews Corp. (Insurance)		5.250%	03/15/2016	750,000	845,914
Prudential Financial, Inc. (Insurance)		6.100%	06/15/2017	1,500,000	1,769,571
StanCorp Financial Group, Inc. (Insurance)		6.875%	10/01/2012	500,000	500,000
Equity One, Inc. (Real Estate Investment Trusts)		6.250%	01/15/2017	1,250,000	1,410,101
Federal Realty Investment Trust (Real Estate Investment Trusts)		3.000%	08/01/2022	1,425,000	1,421,100
HCP, Inc. (Real Estate Investment Trusts)		5.375%	02/01/2021	1,000,000	1,142,769
Mack-Cali Realty LP (Real Estate Investment Trusts)		4.600%	06/15/2013	1,000,000	1,020,672
					45,713,244
HEALTH CARE - 6.1%
Amgen, Inc. (Biotechnology)		4.100%	06/15/2021	1,000,000	1,090,688
Celgene Corp. (Biotechnology)		2.450%	10/15/2015	1,250,000	1,296,670
Baxter International, Inc. (Health Care Equip. & Supplies)		1.800%	03/15/2013	250,000	251,668
Becton Dickinson and Co. (Health Care Equip. & Supplies)		5.000%	05/15/2019	500,000	593,475
Covidien International Finance SA (Health Care Equip. & Supplies)		2.800%	06/15/2015	1,250,000	1,316,189
AmerisourceBergen Corp. (Health Care Providers & Svs.)		4.875%	11/15/2019	500,000	583,636
Laboratory Corp of America Holdings (Health Care Providers & Svs.)		3.750%	08/23/2022	425,000	445,625
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		6.000%	02/15/2018	1,500,000	1,844,424
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		3.250%	11/20/2014	300,000	315,723
Abbott Laboratories (Pharmaceuticals)		2.700%	05/27/2015	1,000,000	1,058,303
Merck & Co., Inc. (Pharmaceuticals)		5.000%	06/30/2019	1,000,000	1,212,030
Teva Pharmaceutical Finance II BV / Teva Pharmaceutical Finance III LLC (Pharmaceuticals)		3.000%	06/15/2015	500,000	531,770
					10,540,201
INDUSTRIALS - 9.2%
BAE Systems Holdings, Inc. (Aerospace & Defense)	(a)	6.375%	06/01/2019	750,000	893,680
Lockheed Martin Corp. (Aerospace & Defense)		3.350%	09/15/2021	1,000,000	1,058,550
Raytheon Co. (Aerospace & Defense)		4.400%	02/15/2020	1,250,000	1,450,615
Owens Corning (Building Products)		6.500%	12/01/2016	1,000,000	1,123,950
Republic Services, Inc. (Commercial Svs. & Supplies)		3.800%	05/15/2018	1,000,000	1,113,332
Waste Management, Inc. (Commercial Svs. & Supplies)		6.100%	03/15/2018	500,000	601,423
Emerson Electric Co. (Electrical Equip.)		4.250%	11/15/2020	1,250,000	1,456,469
Caterpillar, Inc. (Machinery)		5.700%	08/15/2016	1,000,000	1,180,027
Deere & Co. (Machinery)		4.375%	10/16/2019	1,250,000	1,454,534
Illinois Tool Works, Inc. (Machinery)		3.375%	09/15/2021	500,000	538,548
CSX Corp. (Road & Rail)		5.600%	05/01/2017	1,500,000	1,766,207
Norfolk Southern Corp. (Road & Rail)		3.000%	04/01/2022	600,000	624,031
Ryder System, Inc. (Road & Rail)		3.600%	03/01/2016	1,000,000	1,058,107
Union Pacific Corp. (Road & Rail)		4.000%	02/01/2021	1,250,000	1,408,971
					15,728,444
INFORMATION TECHNOLOGY - 1.2%
Cisco Systems, Inc. (Communications Equip.)		2.900%	11/17/2014	300,000	315,931
Computer Sciences Corp. (IT Svs.)		6.500%	03/15/2018	1,500,000	1,740,281
					2,056,212
MATERIALS - 4.0%
Eastman Chemical Co. (Chemicals)		3.600%	08/15/2022	1,000,000	1,055,550
FMC Corp. (Chemicals)		3.950%	02/01/2022	1,000,000	1,063,381
Freeport-McMoRan Copper & Gold, Inc. (Metals & Mining)		3.550%	03/01/2022	1,250,000	1,253,750
Newmont Mining Corp. (Metals & Mining)		3.500%	03/15/2022	1,425,000	1,448,381
Rio Tinto Finance U.S.A. Ltd. (Metals & Mining)		1.875%	11/02/2015	1,000,000	1,028,270
Teck Resources Ltd. (Metals & Mining)		3.750%	02/01/2023	1,000,000	991,345
					6,840,677
TELECOMMUNICATION SERVICES - 3.6%
AT&T, Inc. (Diversified Telecom. Svs.)		3.875%	08/15/2021	1,000,000	1,134,068
AT&T, Inc. (Diversified Telecom. Svs.)		3.000%	02/15/2022	500,000	529,680
Telecom Italia Capital SA (Diversified Telecom. Svs.)		5.250%	10/01/2015	750,000	791,250
Verizon Communications, Inc. (Diversified Telecom. Svs.)		4.600%	04/01/2021	1,250,000	1,485,330
America Movil SAB de CV (Wireless Telecom. Svs.)		5.750%	01/15/2015	1,000,000	1,111,756
Rogers Communications, Inc. (Wireless Telecom. Svs.)		5.500%	03/15/2014	1,000,000	1,069,350
					6,121,434
UTILITIES - 15.6%
Appalachian Power Co. (Electric Utilities)		4.600%	03/30/2021	1,000,000	1,161,265
Commonwealth Edison Co. (Electric Utilities)		5.950%	08/15/2016	1,500,000	1,766,090
Consumers Energy Co. (Electric Utilities)		6.000%	02/15/2014	1,000,000	1,070,314
Duke Energy Corp. (Electric Utilities)		3.350%	04/01/2015	1,250,000	1,322,730
Florida Power Corp. (Electric Utilities)		4.550%	04/01/2020	500,000	578,456
Kansas City Power & Light Co. (Electric Utilities)		5.850%	06/15/2017	1,500,000	1,758,735
Metropolitan Edison Co. (Electric Utilities)		4.875%	04/01/2014	750,000	785,389
Pepco Holdings, Inc. (Electric Utilities)		2.700%	10/01/2015	750,000	780,222
South Carolina Electric & Gas Co. (Electric Utilities)		4.350%	02/01/2042	1,000,000	1,079,818
Tenaska Georgia Partners LP (Electric Utilities)		9.500%	02/01/2030	471,240	579,055
Union Electric Co. (Electric Utilities)		6.400%	06/15/2017	1,500,000	1,844,804
Virginia Electric and Power Co. (Electric Utilities)		5.400%	01/15/2016	1,500,000	1,721,192
Westar Energy, Inc. (Electric Utilities)		4.125%	03/01/2042	500,000	544,405
Xcel Energy, Inc. (Electric Utilities)		4.700%	05/15/2020	1,000,000	1,173,496
AGL Capital Corp. (Gas Utilities)		5.250%	08/15/2019	1,000,000	1,178,902
CenterPoint Energy Resources Corp. (Gas Utilities)		5.950%	01/15/2014	500,000	531,705
Southwest Gas Corp. (Gas Utilities)		3.875%	04/01/2022	1,250,000	1,368,195
Spectra Energy Capital LLC (Gas Utilities)		5.500%	03/01/2014	750,000	794,275
Energy Future Competitive Holdings Co. (Ind. Power Prod. & Energy Traders)		7.480%	01/01/2017	393,963	358,553
PSEG Power LLC (Ind. Power Prod. & Energy Traders)		5.000%	04/01/2014	750,000	795,371
Alliant Energy Corp. (Multi-Utilities)		4.000%	10/15/2014	1,000,000	1,048,541
Avista Corp. (Multi-Utilities)		5.950%	06/01/2018	1,000,000	1,224,376
LG&E and KU Energy LLC (Multi-Utilities)		4.375%	10/01/2021	1,000,000	1,098,423
NextEra Energy Capital Holdings, Inc. (Multi-Utilities)		2.600%	09/01/2015	1,250,000	1,296,885
Public Service Electric & Gas Co. (Multi-Utilities)		3.950%	05/01/2042	750,000	794,554
					26,655,751
Total Corporate Bonds (Cost $143,115,594)					$158,704,903

U.S. Treasury Obligations - 4.8%		Rate	Maturity	Face Amount	Value
United States Treasury Note		2.000%	11/15/2021	$4,000,000	$4,176,564
United States Treasury Note		1.625%	08/15/2022	4,000,000	3,996,252
Total U.S. Treasury Obligations (Cost $7,995,662)					$8,172,816

Repurchase Agreements - 1.5%		Rate	Maturity	Face Amount	Amortized Cost
U.S. Bank, Agreement date: 09/28/12, Repurchase price $2,532,002,		0.010%	10/1/2012	$2,532,000	$2,532,000
Collateralized by: Freddie Mac 30 yr. Gold PC Pool #A87842 (FGLMC) 4.500%,
Due 08/01/2039 with value of $2,583,221.
Total Repurchase Agreements (Cost $2,532,000)					$2,532,000

Total Investments - 99.0% (Cost $153,643,256)	(d)				$169,409,719
Other Assets in Excess of Liabilities - 1.0%					1,802,139
Net Assets - 100.0%					$171,211,858

Percentages are stated as a percent of net assets.
Footnotes:
(a) Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At September 30, 2012, the value of these securities totaled $4,780,680, or 2.8% of the Portfolio's net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.
(b) These securities are credit sensitive bonds. The coupon rates are variable rates subject to adjustment based on changes in national credit rating agency ratings.
(c) Fixed-to-floating rate, callable, perpetual life trust preferred security. Interest rates stated are those in effect at September 30, 2012.
(d) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Omni Portfolio

Schedule of Investments	September 30, 2012 (Unaudited)

Common Stocks - 72.6%				Shares	Value
CONSUMER DISCRETIONARY - 13.8%
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)				11,400	$528,618
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)				6,300	417,942
Whirlpool Corp. (Household Durables)				6,500	538,915
Amazon.com, Inc. (Internet & Catalog Retail)	(a)			1,900	483,208
Time Warner, Inc. (Media)				10,800	489,564
Walt Disney Co. / The (Media)				9,400	491,432
AutoZone, Inc. (Specialty Retail)	(a)			1,400	517,538
Lowe's Cos., Inc. (Specialty Retail)				9,500	287,280
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	(a)			14,700	468,636
Warnaco Group, Inc. / The (Textiles, Apparel & Luxury Goods)	(a)			8,400	435,960
					4,659,093
CONSUMER STAPLES - 3.8%
Constellation Brands, Inc. Class A (Beverages)	(a)			15,300	494,955
PepsiCo, Inc. (Beverages)				4,400	311,388
Kraft Foods, Inc. Class A (Food Products)				11,700	483,795
					1,290,138
ENERGY - 8.6%
Halliburton Co. (Energy Equip. & Svs.)				14,200	478,398
Schlumberger Ltd. (Energy Equip. & Svs.)				4,900	354,417
Chevron Corp. (Oil, Gas & Consumable Fuels)				4,300	501,208
ConocoPhillips (Oil, Gas & Consumable Fuels)				8,800	503,184
Forest Oil Corp. (Oil, Gas & Consumable Fuels)	(a)			12,400	104,780
Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)				15,200	499,320
Whiting Petroleum Corp. (Oil, Gas & Consumable Fuels)	(a)			10,200	483,276
					2,924,583
FINANCIALS - 12.8%
Fifth Third Bancorp (Commercial Banks)				28,300	438,933
PNC Financial Services Group, Inc. (Commercial Banks)				7,900	498,490
Wells Fargo & Co. (Commercial Banks)				12,600	435,078
Citigroup, Inc. (Diversified Financial Svs.)				14,600	477,712
JPMorgan Chase & Co. (Diversified Financial Svs.)				13,000	526,240
Hartford Financial Services Group, Inc. (Insurance)				25,600	497,664
Lincoln National Corp. (Insurance)				20,100	486,219
MetLife, Inc. (Insurance)				14,000	482,440
Prudential Financial, Inc. (Insurance)				8,800	479,688
					4,322,464
HEALTH CARE - 3.5%
Amarin Corp. PLC - ADR (Biotechnology)	(a)			36,100	454,860
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)			8,800	492,360
Zimmer Holdings, Inc. (Health Care Equip. & Supplies)				3,700	250,194
					1,197,414
INDUSTRIALS - 14.2%
Honeywell International, Inc. (Aerospace & Defense)				8,400	501,900
United Technologies Corp. (Aerospace & Defense)				4,900	383,621
FedEx Corp. (Air Freight & Logistics)				6,800	575,416
Deere & Co. (Machinery)				6,600	544,434
Eaton Corp. (Machinery)				7,400	349,724
Pentair Ltd. (Machinery)	(a)			11,400	507,414
Snap-On, Inc. (Machinery)				6,700	481,529
Stanley Black & Decker, Inc. (Machinery)				6,600	503,250
Xylem, Inc. (Machinery)				19,200	482,880
Hertz Global Holdings, Inc. (Road & Rail)	(a)			35,200	483,296
					4,813,464
INFORMATION TECHNOLOGY - 11.7%
QUALCOMM, Inc. (Communications Equip.)				10,200	637,398
Apple, Inc. (Computers & Peripherals)				1,300	867,438
Google, Inc. Class A (Internet Software & Svs.)	(a)			400	301,800
International Business Machines Corp. (IT Svs.)				2,400	497,880
Altera Corp. (Semiconductors & Equip.)				11,900	404,422
Avago Technologies Ltd. (Semiconductors & Equip.)				13,800	481,137
Maxim Integrated Products, Inc. (Semiconductors & Equip.)				17,200	457,864
Xilinx, Inc. (Semiconductors & Equip.)				9,900	330,759
					3,978,698
MATERIALS - 4.2%
Air Products & Chemicals, Inc. (Chemicals)				2,400	198,480
Monsanto Co. (Chemicals)				2,400	218,448
Freeport-McMoRan Copper & Gold, Inc. (Metals & Mining)				12,400	490,792
Newmont Mining Corp. (Metals & Mining)				9,000	504,090
					1,411,810
Total Common Stocks (Cost $22,965,532)					$24,597,664

Corporate Bonds - 23.0%		Rate	Maturity	Face Amount	Value
CONSUMER DISCRETIONARY - 1.6%
Comcast Corp. (Media)		5.875%	02/15/2018	$150,000	$182,702
Discovery Communications LLC (Media)		3.300%	05/15/2022	75,000	78,064
Time Warner Cable, Inc. (Media)		4.500%	09/15/2042	75,000	75,102
Kohl's Corp. (Multiline Retail)		4.000%	11/01/2021	75,000	81,739
Macy's Retail Holdings, Inc. (Multiline Retail)		5.900%	12/01/2016	100,000	116,858
					534,465
CONSUMER STAPLES - 1.9%
Anheuser-Busch Cos. LLC (Beverages)		5.500%	01/15/2018	150,000	181,152
CVS Caremark Corp. (Food & Staples Retailing)		5.750%	06/01/2017	150,000	181,096
Bunge NA Finance LP (Food Products)		5.900%	04/01/2017	150,000	171,163
Procter & Gamble Co. / The (Household Products)		4.700%	02/15/2019	100,000	118,945
					652,356
ENERGY - 2.7%
Weatherford International Ltd. (Energy Equip. & Svs.)		6.000%	03/15/2018	150,000	172,004
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)		5.950%	09/15/2016	100,000	115,973
Boardwalk Pipelines LP (Oil, Gas & Consumable Fuels)		5.500%	02/01/2017	100,000	110,340
Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels)		5.000%	03/01/2015	75,000	82,179
Kinder Morgan Energy Partners LP (Oil, Gas & Consumable Fuels)		4.150%	03/01/2022	75,000	81,180
Magellan Midstream Partners LP (Oil, Gas & Consumable Fuels)		6.400%	07/15/2018	150,000	184,792
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)		4.000%	06/01/2022	75,000	79,766
TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels)		2.500%	08/01/2022	75,000	76,034
					902,268
FINANCIALS - 6.1%
Goldman Sachs Group, Inc. / The (Capital Markets)		5.150%	01/15/2014	100,000	105,033
Jefferies Group, Inc. (Capital Markets)		5.875%	06/08/2014	75,000	80,437
Mellon Funding Corp. (Capital Markets)		5.500%	11/15/2018	100,000	118,366
Morgan Stanley (Capital Markets)		4.750%	04/01/2014	100,000	103,556
BB&T Corp. (Commercial Banks)		5.200%	12/23/2015	100,000	111,986
Deutsche Bank Capital Funding Trust VII (Commercial Banks)	(b)(c)	5.628%	Perpetual	100,000	94,000
KeyBank NA (Commercial Banks)		5.700%	11/01/2017	150,000	169,793
PNC Funding Corp. (Commercial Banks)		5.250%	11/15/2015	75,000	83,889
Wells Fargo & Co. (Commercial Banks)		3.500%	03/08/2022	75,000	80,146
Capital One Bank U.S.A. NA (Consumer Finance)		5.125%	02/15/2014	100,000	105,507
Discover Financial Services (Consumer Finance)		6.450%	06/12/2017	150,000	170,464
Bank of America Corp. (Diversified Financial Svs.)		5.750%	08/15/2016	75,000	82,454
Citigroup, Inc. (Diversified Financial Svs.)		5.850%	08/02/2016	75,000	84,686
General Electric Capital Corp. (Diversified Financial Svs.)		5.000%	01/08/2016	100,000	111,421
JPMorgan Chase & Co. (Diversified Financial Svs.)		5.150%	10/01/2015	100,000	110,701
Assurant, Inc. (Insurance)		5.625%	02/15/2014	100,000	104,287
Liberty Mutual Group, Inc. (Insurance)	(b)	5.750%	03/15/2014	100,000	105,089
Federal Realty Investment Trust (Real Estate Investment Trusts)		3.000%	08/01/2022	75,000	74,795
HCP, Inc. (Real Estate Investment Trusts)		6.000%	01/30/2017	150,000	172,805
					2,069,415
HEALTH CARE - 1.8%
Laboratory Corp. of America Holdings (Health Care Providers & Svs.)		3.750%	08/23/2022	75,000	78,640
WellPoint, Inc. (Health Care Providers & Svs.)		5.875%	06/15/2017	150,000	178,641
Abbott Laboratories (Pharmaceuticals)		5.600%	11/30/2017	150,000	184,290
Hospira, Inc. (Pharmaceuticals)		6.050%	03/30/2017	150,000	173,617
					615,188
INDUSTRIALS - 2.1%
Owens Corning (Building Products)		6.500%	12/01/2016	150,000	168,592
Waste Management, Inc. (Commercial Svs. & Supplies)		6.100%	03/15/2018	75,000	90,213
CSX Corp. (Road & Rail)		5.600%	05/01/2017	150,000	176,621
ERAC U.S.A. Finance LLC (Road & Rail)	(b)	6.375%	10/15/2017	150,000	179,391
Norfolk Southern Corp. (Road & Rail)		3.000%	04/01/2022	75,000	78,004
					692,821
INFORMATION TECHNOLOGY - 0.5%
Computer Sciences Corp. (IT Svs.)		6.500%	03/15/2018	150,000	174,028
MATERIALS - 0.7%
Freeport-McMoRan Copper & Gold, Inc. (Metals & Mining)		3.550%	03/01/2022	75,000	75,225
Newmont Mining Corp. (Metals & Mining)		3.500%	03/15/2022	75,000	76,231
Teck Resources Ltd. (Metals & Mining)		3.750%	02/01/2023	75,000	74,351
					225,807
TELECOMMUNICATION SERVICES - 1.3%
AT&T, Inc. (Diversified Telecom. Svs.)		3.000%	02/15/2022	75,000	79,452
Telecom Italia Capital SA (Diversified Telecom. Svs.)		5.250%	10/01/2015	100,000	105,500
America Movil SAB de CV (Wireless Telecom. Svs.)		5.750%	01/15/2015	100,000	111,176
Rogers Communications, Inc. (Wireless Telecom. Svs.)		5.500%	03/15/2014	150,000	160,402
					456,530
UTILITIES - 4.3%
Commonwealth Edison Co. (Electric Utilities)		5.950%	08/15/2016	75,000	88,304
Kansas City Power & Light Co. (Electric Utilities)		5.850%	06/15/2017	150,000	175,874
Nevada Power Co. (Electric Utilities)		5.950%	03/15/2016	75,000	86,792
Pennsylvania Electric Co. (Electric Utilities)		6.050%	09/01/2017	150,000	174,938
South Carolina Electric & Gas Co. (Electric Utilities)		4.350%	02/01/2042	75,000	80,986
Union Electric Co. (Electric Utilities)		6.400%	06/15/2017	150,000	184,480
Westar Energy, Inc. (Electric Utilities)		4.125%	03/01/2042	75,000	81,661
Southwest Gas Corp. (Gas Utilities)		3.875%	04/01/2022	75,000	82,092
Spectra Energy Capital LLC (Gas Utilities)		5.500%	03/01/2014	100,000	105,903
PSEG Power LLC (Ind. Power Prod. & Energy Traders)		5.000%	04/01/2014	100,000	106,050
Southern Power Co. (Ind. Power Prod. & Energy Traders)		4.875%	07/15/2015	100,000	110,165
American Water Capital Corp. (Water Utilities)		6.085%	10/15/2017	150,000	179,303
					1,456,548
Total Corporate Bonds (Cost $6,911,415)					$7,779,426

U.S. Treasury Obligations - 1.3%		Rate	Maturity	Face Amount	Value
United States Treasury Note		3.375%	11/15/2019	$300,000	$347,859
United States Treasury Note		1.625%	08/15/2022	100,000	99,906
Total U.S. Treasury Obligations (Cost $409,958)					$447,765

Money Market Funds - 3.0%				Shares	Value
Fidelity Institutional Money Market Funds				1,010,000	$1,010,000
Money Market Portfolio - Class I
Total Money Market Funds (Cost $1,010,000)					$1,010,000

Total Investments - 99.9% (Cost $31,296,905)	(d)				$33,834,855
Other Assets in Excess of Liabilities - 0.1%					51,111
Net Assets - 100.0%					$33,885,966

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depositary Receipts
Footnotes:
(a) Non-income producing security.
(b) Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At September 30, 2012, the value of these securities totaled $378,480, or 1.1% of the Portfolio's net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.
(c) Fixed-to-floating rate, callable, perpetual life trust preferred security. Interest rates stated are those in effect at September 30, 2012.
(d) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	International Portfolio

Schedule of Investments	September 30, 2012 (Unaudited)

Common Stocks - 89.4%		Shares	Value
Japan - 18.1%
Aisin Seiki Co. Ltd.	(b)	32,200	$917,035
Asahi Kasei Corp.	(b)	475,000	2,448,449
Astellas Pharma, Inc.	(b)	17,500	886,898
Autobacs Seven Co. Ltd.	(b)	11,000	498,051
Chugai Pharmaceutical Co. Ltd.	(b)	40,000	838,379
Daiichi Sankyo Co. Ltd.	(b)	100,600	1,657,105
Daiwa House Industry Co. Ltd.	(b)	32,000	463,676
Hitachi Ltd.	(b)	240,000	1,332,746
Inpex Corp.	(b)	160	951,159
Japan Tobacco, Inc.	(b)	72,600	2,173,188
Kaneka Corp.	(b)	251,000	1,208,362
KDDI Corp.	(b)	6,200	480,887
Kirin Holdings Co. Ltd.	(b)	35,000	468,001
Kuraray Co. Ltd.	(b)	61,500	698,416
Miraca Holdings, Inc.	(b)	19,200	862,236
Mitsubishi Chemical Holdings Corp.	(b)	211,500	807,825
Mitsubishi UFJ Financial Group, Inc.	(b)	238,000	1,113,733
Murata Manufacturing Co. Ltd.	(b)	23,000	1,224,439
Nidec Corp.	(b)	16,500	1,205,293
Nitori Holdings Co. Ltd.	(b)	4,400	408,382
Nitto Denko Corp.	(b)	32,500	1,546,995
NTT DOCOMO, Inc.	(b)	760	1,227,913
Shimamura Co. Ltd.	(b)	6,300	733,434
Shionogi & Co. Ltd.	(b)	115,000	1,752,478
Shiseido Co. Ltd.	(b)	118,000	1,617,465
Sumitomo Electric Industries Ltd.	(b)	152,000	1,607,498
Sumitomo Mitsui Financial Group, Inc.	(b)	20,500	638,743
Taiyo Nippon Sanso Corp.	(b)	199,000	1,046,653
Takeda Pharmaceutical Co. Ltd.	(b)	30,900	1,421,634
Tokyo Gas Co. Ltd.	(b)	115,000	632,377
			32,869,450
Germany - 15.6%
Allianz SE	(b)	27,100	3,232,039
BASF SE	(b)	37,100	3,134,803
Bayer AG	(b)	7,800	670,719
Bayerische Motoren Werke AG	(b)	24,300	1,781,910
Continental AG	(b)	15,518	1,521,921
Daimler AG	(b)	65,000	3,154,812
Deutsche Telekom AG	(b)	69,200	851,006
Deutsche Wohnen AG	(b)	39,250	690,060
Fresenius SE & Co. KGaA	(b)	4,900	568,972
Hannover Rueckversicherung AG	(b)	28,800	1,842,962
Leoni AG	(b)	14,800	554,129
Muenchener Rueckversicherungs AG	(b)	17,710	2,769,179
RWE AG	(b)	15,000	671,221
Siemens AG	(b)	58,314	5,832,598
Suedzucker AG	(b)	25,500	903,332
			28,179,663
South Korea - 10.7%
Celltrion, Inc.	(b)	12,000	300,734
Hyundai Heavy Industries Co. Ltd.	(b)	2,080	468,208
Hyundai Motor Co.	(b)	17,800	4,014,913
Kia Motors Corp.	(b)	48,600	3,019,680
Mando Corp.	(b)	5,600	772,340
Samsung Electronics Co. Ltd.	(b)	4,930	5,941,134
Samsung Heavy Industries Co. Ltd.	(b)	36,500	1,226,431
Samsung SDI Co. Ltd.	(b)	9,800	1,385,999
Samsung Techwin Co. Ltd.	(b)	10,000	574,685
SK Innovation Co. Ltd.	(b)	6,900	1,036,769
Woongjin Coway Co. Ltd.	(b)	21,223	585,966
			19,326,859
Mexico - 10.1%
Alfa SAB de CV		970,000	1,805,598
America Movil SAB de CV - ADR		125,200	3,185,088
Fomento Economico Mexicano SAB de CV - ADR		32,000	2,943,360
Grupo Aeroportuario del Sureste SAB de CV - ADR		9,400	832,840
Grupo Financiero Banorte SAB de CV		456,000	2,577,272
Grupo Financiero Santander Mexico SAB de CV - ADR	(a)	47,595	652,052
Grupo Mexico SAB de CV		582,609	1,925,471
Grupo Televisa SAB - ADR		28,600	672,386
Industrias Penoles SAB de CV		38,400	1,894,381
Wal-Mart de Mexico SAB de CV		639,200	1,800,144
			18,288,592
Norway - 9.5%
DNB ASA	(b)	206,144	2,525,257
Fred Olsen Energy ASA	(b)	52,034	2,317,915
Statoil ASA	(b)	204,000	5,264,544
Telenor ASA	(b)	49,800	971,980
TGS Nopec Geophysical Co. ASA	(b)	53,400	1,741,280
Yara International ASA	(b)	87,100	4,373,605
			17,194,581
Brazil - 7.7%
Banco do Brasil SA		109,600	1,340,772
BM&FBovespa SA		118,000	713,035
Cia Brasileira de Distribuicao Grupo Pao de Acucar - ADR		10,200	460,122
Cia de Bebidas das Americas - ADR		33,900	1,297,353
Cia Energetica de Minas Gerais - ADR		40,000	484,800
Cielo SA		46,200	1,152,920
Embraer SA - ADR		30,700	817,234
Itau Unibanco Holding SA - ADR		49,200	751,776
Petroleo Brasileiro SA - ADR		51,700	1,141,019
Porto Seguro SA		45,000	452,608
Raia Drogasil SA		93,400	1,073,023
Tim Participacoes SA - ADR		42,600	818,772
Tractebel Energia SA		50,600	798,717
Vale SA - ADR		156,600	2,718,576
			14,020,727
Denmark - 6.7%
AP Moeller - Maersk A/S	(b)	155	1,108,135
Carlsberg A/S	(b)	19,000	1,683,223
Chr. Hansen Holding A/S	(b)	39,200	1,177,989
Danske Bank A/S	(a)(b)	69,800	1,257,917
DSV A/S	(b)	48,500	1,088,812
GN Store Nord A/S	(b)	86,000	1,321,659
Novo Nordisk A/S - ADR		22,000	3,471,820
Rockwool International A/S	(b)	9,900	943,869
			12,053,424
China - 2.3%
Air China Ltd.	(b)	1,475,000	924,103
Bank of China Ltd.	(b)	1,500,000	569,718
Datang International Power Generation Co. Ltd.	(b)	1,450,000	485,126
Dongfeng Motor Group Co. Ltd.	(b)	482,000	558,865
Great Wall Motor Co. Ltd.	(b)	290,000	762,705
PetroChina Co. Ltd. - ADR		7,400	955,784
			4,256,301
United Kingdom - 2.3%
Burberry Group PLC	(b)	45,865	742,648
HSBC Holdings PLC	(b)	361,075	3,354,296
			4,096,944
Hong Kong - 1.5%
China Mobile Ltd. - ADR		15,600	863,616
China Overseas Land & Investment Ltd.	(b)	370,000	935,315
CNOOC Ltd. - ADR		4,200	851,466
			2,650,397
Cayman Islands - 1.3%
Baidu, Inc. - ADR	(a)	4,700	549,054
Bosideng International Holdings Ltd.	(b)	1,400,000	390,306
Golden Eagle Retail Group Ltd.	(b)	340,000	663,555
Tencent Holdings Ltd.	(b)	22,500	764,059
			2,366,974
Bermuda - 1.3%
Seadrill Ltd.	(b)	60,100	2,361,003
Luxembourg - 0.9%
Subsea 7 SA	(b)	73,330	1,693,878
Sweden - 0.6%
Nordea Bank AB	(b)	111,800	1,106,595
Italy - 0.6%
Prada SpA	(b)	138,000	1,027,020
Jersey - 0.2%
Shire PLC	(b)	15,000	442,481
Total Common Stocks (Cost $135,934,296)			$161,934,889

Preferred Stocks - 0.6%		Shares	Value
Brazil - 0.6%
Marcopolo SA		103,000	$602,072
Randon Participacoes SA		95,000	551,560
Total Preferred Stocks (Cost $1,061,388)			$1,153,632

U.S. Treasury Obligations - 0.1%		Face Amount	Value
U.S. Treasury Bill
0.000% Coupon, 12/13/2012		$100,000	$99,980
U.S. Treasury Bill
0.000% Coupon, 10/04/2012	(c)	150,000	149,999
Total U.S. Treasury Obligations (Cost $249,979)			$249,979

Money Market Funds - 4.2%		Shares	Value
State Street Institutional Liquid Reserves Fund
Institutional Class 2		7,594,330	$7,594,330
Total Money Market Funds (Cost $7,594,330)			$7,594,330

Total Investments - 94.3% (Cost $144,839,993)	(d)		$170,932,830
Other Assets in Excess of Liabilities - 5.7%			10,237,312
Net Assets - 100.0%			$181,170,142

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depositary Receipts
Footnotes:
(a) Non-Income producing security.
(b) Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board. These securities represent $122,933,830, or 67.9% of the Portfolio's net assets.
Other Portfolio securities are not subjected to fair valuation procedures because they are traded on domestic or foreign exchanges that have close times that are consistent with the U.S. market close, normally 4:00 pm Eastern Time. Exchange traded funds and rights are also not evaluated by the fair valuation service.
(c) Security is partially pledged as collateral for the Portfolio's futures contracts outstanding at September 30, 2012. See also Note 6 of the Notes to Schedules of Investments.
(d) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

Sector Classifications (Common and preferred stocks): (Percent of net assets)
Financials	14.9%
Materials	12.7%
Consumer Discretionary	12.6%
Industrials	10.8%
Energy	10.1%
Consumer Staples	8.0%
Health Care	7.8%
Information Technology	6.8%
Telecommunication Services	4.6%
Utilities	1.7%
90.0%

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Capital Appreciation Portfolio

Schedule of Investments	September 30, 2012 (Unaudited)

Common Stocks - 91.7%		Shares	Value
CONSUMER DISCRETIONARY - 18.4%
Lear Corp. (Auto Components)		32,247	$1,218,614
Toyota Motor Corp. - ADR (Automobiles)		19,590	1,538,011
Accor SA (Hotels, Restaurants & Leisure)	(b)	41,144	1,369,785
Hyatt Hotels Corp. Class A (Hotels, Restaurants & Leisure)	(a)	24,315	976,247
International Game Technology (Hotels, Restaurants & Leisure)		131,211	1,717,552
Pinnacle Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	188,637	2,310,803
Wendy's Co. / The (Hotels, Restaurants & Leisure)		310,833	1,414,290
Ryland Group, Inc. / The (Household Durables)		32,551	976,530
Comcast Corp. Class A (Media)		71,180	2,477,064
Liberty Global, Inc. (Media)	(a)	20,838	1,175,680
News Corp. Class A (Media)		101,784	2,496,762
Thomson Reuters Corp. (Media)		41,159	1,187,849
Viacom, Inc. Class B (Media)		24,786	1,328,282
GameStop Corp. Class A (Specialty Retail)		62,129	1,304,709
			21,492,178
CONSUMER STAPLES - 7.0%
CVS Caremark Corp. (Food & Staples Retailing)		31,915	1,545,324
Wal-Mart Stores, Inc. (Food & Staples Retailing)		23,974	1,769,281
Bunge Ltd. (Food Products)		25,401	1,703,137
Kraft Foods, Inc. Class A (Food Products)		50,250	2,077,838
Tyson Foods, Inc. Class A (Food Products)		66,258	1,061,453
			8,157,033
ENERGY - 10.8%
Cameron International Corp. (Energy Equip. & Svs.)	(a)	40,546	2,273,414
Ensco PLC Class A (Energy Equip. & Svs.)		20,624	1,125,245
National Oilwell Varco, Inc. (Energy Equip. & Svs.)		22,709	1,819,218
Schlumberger Ltd. (Energy Equip. & Svs.)		32,915	2,380,742
Cobalt International Energy, Inc. (Oil, Gas & Consumable Fuels)	(a)	57,599	1,282,730
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)		46,039	1,383,472
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		11,581	1,297,651
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)		47,913	1,067,981
			12,630,453
FINANCIALS - 11.3%
Charles Schwab Corp. / The (Capital Markets)		97,726	1,249,916
Evercore Partners, Inc. Class A (Capital Markets)		43,312	1,169,424
Goldman Sachs Group, Inc. / The (Capital Markets)		17,528	1,992,583
Morgan Stanley (Capital Markets)		96,733	1,619,310
Wells Fargo & Co. (Commercial Banks)		52,400	1,809,372
JPMorgan Chase & Co. (Diversified Financial Svs.)		25,806	1,044,627
Moody's Corp. (Diversified Financial Svs.)		18,491	816,747
Axis Capital Holdings Ltd. (Insurance)		27,174	948,916
MetLife, Inc. (Insurance)		37,493	1,292,009
Symetra Financial Corp. (Insurance)		102,466	1,260,332
			13,203,236
HEALTH CARE - 12.3%
Amarin Corp PLC - ADR (Biotechnology)	(a)	102,666	1,293,592
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	22,170	1,240,412
Hologic, Inc. (Health Care Equip. & Supplies)	(a)	114,502	2,317,520
Express Scripts Holding Co. (Health Care Providers & Svs.)	(a)	24,740	1,550,456
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		20,325	1,289,215
Universal Health Services, Inc. Class B (Health Care Providers & Svs.)		27,384	1,252,270
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		17,421	1,024,877
Impax Laboratories, Inc. (Pharmaceuticals)	(a)	60,408	1,568,192
Pfizer, Inc. (Pharmaceuticals)		113,365	2,817,120
			14,353,654
INDUSTRIALS - 11.3%
Boeing Co. / The (Aerospace & Defense)		26,710	1,859,550
Exelis, Inc. (Aerospace & Defense)		145,322	1,502,629
Teledyne Technologies, Inc. (Aerospace & Defense)	(a)	9,633	610,636
United Technologies Corp. (Aerospace & Defense)		22,207	1,738,586
Delta Air Lines, Inc. (Airlines)	(a)	93,288	854,518
Brink's Co. / The (Commercial Svs. & Supplies)		18,439	473,698
Dover Corp. (Machinery)		20,306	1,208,004
Xylem, Inc. (Machinery)		61,046	1,535,307
Kirby Corp. (Marine)	(a)	9,918	548,267
Manpower, Inc. (Professional Svs.)		41,451	1,525,397
CSX Corp. (Road & Rail)		64,823	1,345,077
			13,201,669
INFORMATION TECHNOLOGY - 12.6%
EchoStar Corp. Class A (Communications Equip.)	(a)	633	18,142
Juniper Networks, Inc. (Communications Equip.)	(a)	71,420	1,221,996
EMC Corp. (Computers & Peripherals)	(a)	45,659	1,245,121
Google, Inc. Class A (Internet Software & Svs.)	(a)	2,645	1,995,653
Broadcom Corp. Class A (Semiconductors & Equip.)		35,403	1,224,236
Maxim Integrated Products, Inc. (Semiconductors & Equip.)		50,573	1,346,253
NVIDIA Corp. (Semiconductors & Equip.)	(a)	84,149	1,122,548
Xilinx, Inc. (Semiconductors & Equip.)		39,085	1,305,830
Activision Blizzard, Inc. (Software)		124,614	1,405,646
Cadence Design Systems, Inc. (Software)	(a)	123,256	1,585,688
Microsoft Corp. (Software)		67,273	2,003,390
Splunk, Inc. (Software)	(a)	3,900	143,208
			14,617,711
MATERIALS - 3.9%
Monsanto Co. (Chemicals)		28,054	2,553,475
PPG Industries, Inc. (Chemicals)		8,815	1,012,315
Goldcorp, Inc. (Metals & Mining)		22,457	1,029,653
			4,595,443
TELECOMMUNICATION SERVICES - 1.5%
Vivendi SA (Diversified Telecom. Svs.)	(b)	88,841	1,731,245
UTILITIES - 2.6%
Exelon Corp. (Electric Utilities)		26,709	950,306
Calpine Corp. (Ind. Power Prod. & Energy Traders)	(a)	115,963	2,006,160
			2,956,466
Total Common Stocks (Cost $95,561,665)			$106,939,088

Money Market Funds - 7.5%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		5,821,000	$5,821,000
Federated Prime Cash Obligations Fund
Institutional Class		2,896,000	2,896,000
Total Money Market Funds (Cost $8,717,000)			$8,717,000

Total Investments - 99.2% (Cost $104,278,665)	(c)		$115,656,088
Other Assets in Excess of Liabilities - 0.8%			952,731
Net Assets - 100.0%			$116,608,819

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depositary Receipts
Footnotes:
(a) Non-income producing security.
(b) Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board. These securities represent $3,101,030, or 2.7% of the Portfolio's net assets. Other Portfolio securities are not subjected to fair valuation procedures because they are traded on domestic or foreign exchanges that have close times that are consistent with the U.S. market close, normally 4:00 pm Eastern Time.
(c) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Millennium Portfolio

Schedule of Investments	September 30, 2012 (Unaudited)

Common Stocks - 98.9%		Shares	Value
CONSUMER DISCRETIONARY - 19.1%
Steiner Leisure Ltd. (Diversified Consumer Svs.)	(a)	9,300	$432,915.00
BJ's Restaurants, Inc. (Hotels, Restaurants & Leisure)	(a)	11,600	526,060
Buffalo Wild Wings, Inc. (Hotels, Restaurants & Leisure)	(a)	4,500	385,830
Orient-Express Hotels Ltd. Class A (Hotels, Restaurants & Leisure)	(a)	54,600	485,940
Lions Gate Entertainment Corp. (Media)	(a)	33,600	513,072
Cabela's, Inc. (Specialty Retail)	(a)	10,700	585,076
Chico's FAS, Inc. (Specialty Retail)		22,600	409,286
Hibbett Sports, Inc. (Specialty Retail)	(a)	7,500	445,875
Tractor Supply Co. (Specialty Retail)		8,600	850,454
Ulta Salon Cosmetics & Fragrance, Inc. (Specialty Retail)		6,900	664,505
Vitamin Shoppe, Inc. (Specialty Retail)	(a)	6,900	402,408
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)		12,900	434,988
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)		10,200	575,790
Warnaco Group, Inc. / The (Textiles, Apparel & Luxury Goods)	(a)	7,900	410,010
			7,122,209
CONSUMER STAPLES - 4.3%
Pricesmart, Inc. (Food & Staples Retailing)		7,100	537,612
United Natural Foods, Inc. (Food & Staples Retailing)	(a)	9,600	561,120
Smart Balance, Inc. (Food Products)	(a)	41,300	498,904
			1,597,636
ENERGY - 6.5%
Forum Energy Technologies, Inc. (Energy Equip. & Svs.)	(a)	15,300	372,096
Hornbeck Offshore Services, Inc. (Energy Equip. & Svs.)	(a)	10,100	370,165
Carrizo Oil & Gas, Inc. (Oil, Gas & Consumable Fuels)	(a)	15,200	380,152
Kodiak Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	(a)	68,900	644,904
Oasis Petroleum, Inc. (Oil, Gas & Consumable Fuels)	(a)	21,900	645,393
			2,412,710
FINANCIALS - 6.7%
CVB Financial Corp. (Commercial Banks)		45,900	548,046
SCBT Financial Corp. (Commercial Banks)		9,400	378,632
Signature Bank (Commercial Banks)	(a)	8,700	583,596
Texas Capital Bancshares, Inc. (Commercial Banks)	(a)	12,900	641,259
Marlin Business Services Corp. (Diversified Financial Svs.)		16,900	358,449
			2,509,982
HEALTH CARE - 20.8%
Alkermes PLC (Biotechnology)	(a)	27,000	560,250
Cubist Pharmaceuticals, Inc. (Biotechnology)	(a)	9,100	433,888
Align Technology, Inc. (Health Care Equip. & Supplies)	(a)	12,200	451,034
Cyberonics, Inc. (Health Care Equip. & Supplies)	(a)	11,600	608,072
DexCom, Inc. (Health Care Equip. & Supplies)	(a)	32,600	489,978
ICU Medical, Inc. (Health Care Equip. & Supplies)	(a)	7,800	471,744
NuVasive, Inc. (Health Care Equip. & Supplies)	(a)	28,200	646,062
Quidel Corp. (Health Care Equip. & Supplies)	(a)	19,500	369,135
Air Methods Corp. (Health Care Providers & Svs.)	(a)	4,500	537,165
Centene Corp. (Health Care Providers & Svs.)	(a)	9,900	370,359
HMS Holdings Corp. (Health Care Providers & Svs.)	(a)	12,900	431,247
IPC The Hospitalist Co., Inc. (Health Care Providers & Svs.)	(a)	8,300	379,310
MWI Veterinary Supply, Inc. (Health Care Providers & Svs.)	(a)	3,800	405,384
Team Health Holdings, Inc. (Health Care Providers & Svs.)	(a)	18,300	496,479
U.S. Physical Therapy, Inc. (Health Care Providers & Svs.)		24,400	674,172
Akorn, Inc. (Pharmaceuticals)	(a)	31,700	419,074
			7,743,353
INDUSTRIALS - 14.0%
Echo Global Logistics, Inc. (Air Freight & Logistics)	(a)	24,500	420,175
Healthcare Services Group, Inc. (Commercial Svs. & Supplies)		26,100	596,907
InnerWorkings, Inc. (Commercial Svs. & Supplies)	(a)	52,500	683,550
Portfolio Recovery Associates, Inc. (Commercial Svs. & Supplies)	(a)	4,600	480,378
Tetra Tech, Inc. (Commercial Svs. & Supplies)	(a)	14,000	367,640
Regal-Beloit Corp. (Electrical Equip.)		5,500	387,640
Actuant Corp. Class A (Machinery)		14,400	412,128
Chart Industries, Inc. (Machinery)	(a)	6,300	465,255
On Assignment, Inc. (Professional Svs.)	(a)	32,100	639,432
Old Dominion Freight Line, Inc. (Road & Rail)	(a)	13,200	398,112
Watsco, Inc. (Trading Companies & Distributors)		5,100	386,529
			5,237,746
INFORMATION TECHNOLOGY - 26.2%
OSI Systems, Inc. (Electronic Equip., Instr. & Comp.)	(a)	5,100	396,984
Cornerstone OnDemand, Inc. (Internet Software & Svs.)	(a)	20,600	631,596
CoStar Group, Inc. (Internet Software & Svs.)	(a)	6,600	538,164
Liquidity Services, Inc. (Internet Software & Svs.)	(a)	7,500	376,575
CoreLogic, Inc. (IT Svs.)	(a)	18,200	482,846
InterXion Holding NV (IT Svs.)	(a)	34,200	777,024
MAXIMUS, Inc. (IT Svs.)		6,400	382,208
Cavium, Inc. (Semiconductors & Equip.)	(a)	21,800	726,594
Mellanox Technologies Ltd. (Semiconductors & Equip.)	(a)	3,600	365,508
Allot Communications Ltd. (Software)	(a)	14,600	387,192
Aspen Technology, Inc. (Software)	(a)	25,400	656,590
CommVault Systems, Inc. (Software)	(a)	8,400	493,080
Concur Technologies, Inc. (Software)	(a)	9,800	722,554
Guidance Software, Inc. (Software)	(a)	35,100	395,226
NetSuite, Inc. (Software)	(a)	10,100	644,380
QLIK Technologies, Inc. (Software)	(a)	18,500	414,585
Sourcefire, Inc. (Software)	(a)	7,400	362,822
Ultimate Software Group, Inc. (Software)	(a)	9,900	1,010,790
			9,764,718
MATERIALS - 1.3%
American Vanguard Corp. (Chemicals)		13,600	473,280
Total Common Stocks (Cost $32,493,961)			$36,861,634

Money Market Funds - 1.0%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		358,000	$358,000
Total Money Market Funds (Cost $358,000)			$358,000

Total Investments - 99.9% (Cost $32,851,961)	(b)		$37,219,634
Other Assets in Excess of Liabilities - 0.1%			40,839
Net Assets - 100.0%			$37,260,473

Percentages are stated as a percent of net assets.
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	International Small-Mid Company Portfolio

Schedule of Investments	September 30, 2012 (Unaudited)

Common Stocks - 93.3%		Shares	Value
United Kingdom - 19.3%
Aberdeen Asset Management PLC	(b)	85,000	$427,678
Aggreko PLC	(b)	34,292	1,283,706
AMEC PLC	(b)	52,214	968,962
ASOS PLC	(a)(b)	17,161	609,347
Burberry Group PLC	(b)	33,714	545,898
Croda International PLC	(b)	20,547	806,605
Dialog Semiconductor PLC	(a)(b)	15,600	304,239
Filtrona PLC	(b)	50,000	416,600
Hikma Pharmaceuticals PLC	(b)	60,308	708,032
InterContinental Hotels Group PLC	(b)	41,370	1,086,363
John Wood Group PLC	(b)	74,202	964,832
Johnson Matthey PLC	(b)	11,247	439,305
Kingfisher PLC	(b)	148,000	632,696
Rightmove PLC	(b)	30,467	772,208
Soco International PLC	(a)(b)	124,873	666,801
Telecity Group PLC	(b)	72,338	1,047,525
WM Morrison Supermarkets PLC	(b)	66,000	304,307
			11,985,104
Canada - 8.4%
Agrium, Inc.		8,800	913,030
Bombardier, Inc.		136,400	511,968
Catamaran Corp.	(a)	5,400	529,038
Dollarama, Inc.		13,900	887,219
Ensign Energy Services, Inc.		23,435	359,952
Finning International, Inc.		17,900	434,072
National Bank of Canada		11,000	832,469
Precision Drilling Corp.	(a)	43,100	337,904
Tim Hortons, Inc.		8,500	442,255
			5,247,907
France - 8.4%
Accor SA	(b)	21,757	724,344
Bureau Veritas SA	(b)	10,152	1,042,168
Edenred	(b)	14,304	401,651
JCDecaux SA	(b)	12,934	292,774
Publicis Groupe SA	(b)	16,020	896,044
Remy Cointreau SA	(b)	2,667	306,658
Technip SA	(b)	8,801	977,893
Zodiac Aerospace	(b)	5,900	576,028
			5,217,560
Germany - 6.0%
Adidas AG	(b)	9,147	750,614
GEA Group AG	(b)	17,804	539,795
Gerresheimer AG	(b)	9,193	480,791
HeidelbergCement AG	(b)	7,690	403,908
Hugo Boss AG	(b)	3,781	333,018
Leoni AG	(b)	7,453	279,049
Rheinmetall AG	(b)	6,925	323,446
Wirecard AG	(b)	26,048	599,443
			3,710,064
Japan - 5.4%
Chiyoda Corp.	(b)	37,000	574,828
Daihatsu Motor Co. Ltd.	(b)	40,000	666,464
Don Quijote Co. Ltd.	(b)	11,600	446,776
Fuji Heavy Industries Ltd.	(b)	48,000	399,912
JGC Corp.	(b)	17,000	566,172
Ship Healthcare Holdings, Inc.	(b)	13,000	413,604
Tamron Co. Ltd.	(b)	9,500	290,049
			3,357,805
Singapore - 4.6%
City Developments Ltd.	(b)	68,000	647,234
Keppel Corp. Ltd.	(b)	119,900	1,108,570
SembCorp Marine Ltd.	(b)	281,000	1,130,255
			2,886,059
Bermuda - 4.5%
Brilliance China Automotive Holdings Ltd.	(a)(b)	500,000	549,207
Invesco Ltd.		45,202	1,129,598
Signet Jewelers Ltd.		22,600	1,101,976
			2,780,781
Sweden - 4.1%
Assa Abloy AB	(b)	37,000	1,201,283
Getinge AB	(b)	28,757	868,134
Swedish Match AB	(b)	12,000	485,780
			2,555,197
Mexico - 3.8%
Cemex SAB de CV - ADR	(a)	103,100	858,823
Grupo Aeroportuario del Sureste SAB de CV - ADR		6,500	575,900
Mexichem SAB de CV		196,961	939,378
			2,374,101
Cayman Islands - 3.7%
AAC Technologies Holdings, Inc.	(b)	211,196	758,000
Fabrinet	(a)	4,890	56,675
Herbalife Ltd.		24,300	1,151,820
Shenguan Holdings Group Ltd.	(b)	616,000	338,186
			2,304,681
Norway - 3.1%
Fred Olsen Energy ASA	(b)	9,708	432,454
Petroleum Geo-Services ASA	(b)	59,784	994,491
Yara International ASA	(b)	10,353	519,861
			1,946,806
Netherlands - 3.1%
ASM International NV	(b)	8,863	298,130
Fugro NV	(b)	10,520	714,994
Koninklijke DSM NV	(b)	17,761	885,994
			1,899,118
Italy - 2.3%
Azimut Holding SpA	(b)	38,000	439,461
Yoox SpA	(a)(b)	79,700	1,021,627
			1,461,088
Austria - 2.1%
Andritz AG	(b)	22,868	1,296,622
South Korea - 1.8%
Hotel Shilla Co. Ltd.	(b)	23,000	1,143,119
Thailand - 1.7%
Amata Corp. PCL	(b)	784,600	425,003
Bangkok Dusit Medical Services PCL	(b)	190,000	663,147
			1,088,150
Switzerland - 1.6%
Adecco SA	(b)	20,808	993,246
Ireland - 1.3%
Ingersoll-Rand PLC		18,600	833,652
Panama - 1.3%
Copa Holdings SA		10,000	812,700
Jersey - 1.2%
Delphi Automotive PLC	(a)	23,168	718,208
Brazil - 1.0%
Cia Brasileira de Distribuicao Grupo Pao de Acucar - ADR		13,899	626,984
Luxembourg - 1.0%
Eurofins Scientific	(b)	2,001	283,836
SAF-Holland SA	(a)(b)	55,981	340,168
			624,004
Israel - 1.0%
NICE Systems Ltd. - ADR	(a)	17,800	591,316
Denmark - 0.9%
H Lundbeck A/S	(b)	30,000	555,808
Hong Kong - 0.9%
China Everbright International Ltd.	(b)	1,056,000	555,637
China - 0.8%
China BlueChemical Ltd.	(b)	800,000	469,708
Total Common Stocks (Cost $44,279,444)			$58,035,425

Exchange Traded Funds - 0.7%		Shares	Value
iShares MSCI Emerging Markets Index Fund		10,866	$448,983
Total Exchange Traded Funds (Cost $418,243)			$448,983

Money Market Funds - 4.8%		Shares	Value
State Street Institutional Liquid Reserves Fund
Institutional Class 2		2,961,588	$2,961,588
Total Money Market Funds (Cost $2,961,588)			$2,961,588

Total Investments - 98.8% (Cost $47,659,275)	(c)		$61,445,996
Other Assets in Excess of Liabilities - 1.2%			736,006
Net Assets - 100.0%			$62,182,002

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depositary Receipts
Footnotes:
(a) Non-Income producing security.
(b) Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board. These securities represent $43,390,488, or 69.8% of the Portfolio's net assets.
Other Portfolio securities are not subjected to fair valuation procedures because they are traded on domestic or foreign exchanges that have close times that are consistent with the U.S. market close, normally 4:00 pm Eastern Time. Exchange traded funds are also not evaluated by the fair valuation service.
(c) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

Sector Classifications (Common stocks): (Percent of net assets)
Consumer Discretionary	24.0%
Industrials	23.7%
Materials	10.7%
Energy	10.3%
Health Care	7.2%
Financials	6.3%
Information Technology	5.9%
Consumer Staples	5.2%
93.3%

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Aggressive Growth Portfolio

Schedule of Investments	September 30, 2012 (Unaudited)

Common Stocks - 88.2%		Shares	Value
CONSUMER DISCRETIONARY - 12.7%
MGM Resorts International (Hotels, Restaurants & Leisure)	(a)	44,446	$477,794
Amazon.com, Inc. (Internet & Catalog Retail)	(a)	1,119	284,584
News Corp. Class A (Media)		55,543	1,362,470
Limited Brands, Inc. (Specialty Retail)		23,352	1,150,320
Cie Financiere Richemont SA (Textiles, Apparel & Luxury Goods)	(b)	10,619	637,599
Prada SpA (Textiles, Apparel & Luxury Goods)	(b)	36,100	268,199
			4,180,966
CONSUMER STAPLES - 8.9%
Davide Campari-Milano SpA (Beverages)	(b)	126,161	993,101
Monster Beverage Corp. (Beverages)	(a)	20,827	1,127,990
Pernod-Ricard SA (Beverages)	(b)	2,835	318,003
Mead Johnson Nutrition Co. (Food Products)		6,439	471,850
			2,910,944
FINANCIALS - 5.5%
AIA Group Ltd. (Insurance)	(b)	115,400	427,607
Prudential PLC (Insurance)	(b)	40,741	529,034
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	(a)	55,772	857,216
			1,813,857
HEALTH CARE - 13.2%
Celgene Corp. (Biotechnology)	(a)	17,910	1,368,324
Gilead Sciences, Inc. (Biotechnology)	(a)	4,893	324,553
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	12,438	695,906
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	639	316,708
Express Scripts Holding Co. (Health Care Providers & Svs.)	(a)	25,813	1,617,701
			4,323,192
INDUSTRIALS - 9.8%
Precision Castparts Corp. (Aerospace & Defense)		1,192	194,701
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)		8,178	478,822
United Parcel Service, Inc. Class B (Air Freight & Logistics)		11,036	789,847
Iron Mountain, Inc. (Commercial Svs. & Supplies)		16,460	561,451
FANUC Corp. (Machinery)	(b)	7,300	1,174,996
			3,199,817
INFORMATION TECHNOLOGY - 31.6%
Apple, Inc. (Computers & Peripherals)		4,825	3,219,530
EMC Corp. (Computers & Peripherals)	(a)	41,582	1,133,941
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)		4,747	279,503
TE Connectivity Ltd. (Electronic Equip., Instr. & Comp.)		16,059	546,167
Trimble Navigation Ltd. (Electronic Equip., Instr. & Comp.)	(a)	15,440	735,870
CoStar Group, Inc. (Internet Software & Svs.)	(a)	5,533	451,161
eBay, Inc. (Internet Software & Svs.)	(a)	46,985	2,274,544
Yelp, Inc. (Internet Software & Svs.)	(a)	2,746	74,279
Mastercard, Inc. Class A (IT Svs.)		734	331,386
ON Semiconductor Corp. (Semiconductors & Equip.)	(a)	51,196	315,879
Microsoft Corp. (Software)		33,711	1,003,914
			10,366,174
MATERIALS - 1.2%
Turquoise Hill Resources Ltd. (Metals & Mining)	(a)	46,177	391,581
TELECOMMUNICATION SERVICES - 5.3%
Ziggo NV (Diversified Telecom. Svs.)	(c)	4,738	161,073
Crown Castle International Corp. (Wireless Telecom. Svs.)	(a)	24,705	1,583,590
			1,744,663
Total Common Stocks (Cost $21,100,765)			$28,931,194

VVPR Strips - 0.0%	(d)	Quantity	Value
CONSUMER STAPLES - 0.0%
Anheuser-Busch InBev NV (Beverages)	(a)(c)	6,992	$9
Total VVPR Strips (Cost $0)			$9

Commercial Paper - 3.1%		Face Amount	Amortized Cost
FINANCIALS - 3.1%
BNP Paribas SA 0.000%, 10/01/2012 (Commercial Banks)		$1,000,000	$1,000,000
Total Commercial Paper (Cost $1,000,000)			$1,000,000

Money Market Funds - 8.8%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		1,636,000	$1,636,000
Fidelity Institutional Money Market Funds
Prime Money Market Portfolio - Class I		189,000	189,000
Federated Prime Cash Obligations Fund
Institutional Class		1,077,000	1,077,000
Total Money Market Funds (Cost $2,902,000)			$2,902,000

Total Investments - 100.1% (Cost $25,002,765)	(e)		$32,833,203
Liabilities in Excess of Other Assets - (0.1)%			(16,680)
Net Assets - 100.0%			$32,816,523

Percentages are stated as a percent of net assets.
Footnotes:
(a) Non-income producing security.
(b) Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board. These securities represent $4,348,539, or 13.3% of the Portfolio's net assets.
(c) As discussed in Note 2 of the Notes to Schedules of Investments, not all investments that are traded on a foreign exchange are valued at an estimate that is different from the local close price. In some instances, the independent fair valuation service uses a stock's local close price because the service's measure of predictability related to the valuation model of a stock is below a chosen threshold. These securities represent $161,082, or 0.5% of the Portfolio's net assets.
Other Portfolio securities are not subjected to fair value procedures because they are traded on domestic or foreign exchanges that have close times that are consistent with the U.S. market close, normally 4:00 pm Eastern Time.
(d) A VVPR Strip is a coupon attached to specific ordinary common shares that offers tax advantages. The coupon entitles a holder to reduced withholding tax rates on the dividends generated from the related common shares.
(e) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Small Cap Growth Portfolio

Schedule of Investments	September 30, 2012 (Unaudited)

Common Stocks - 97.9%		Shares	Value
CONSUMER DISCRETIONARY - 16.2%
K12, Inc. (Diversified Consumer Svs.)	(a)	15,903	$321,241
Skullcandy, Inc. (Household Durables)	(a)	14,348	197,285
SodaStream International Ltd. (Household Durables)	(a)	12,257	480,107
CafePress, Inc. (Internet & Catalog Retail)	(a)	13,500	122,985
National CineMedia, Inc. (Media)		46,752	765,330
Gordmans Stores, Inc. (Multiline Retail)	(a)	21,231	391,712
Five Below, Inc. (Specialty Retail)	(a)	3,089	120,718
Hibbett Sports, Inc. (Specialty Retail)	(a)	6,686	397,483
Monro Muffler Brake, Inc. (Specialty Retail)		10,940	384,979
Tilly's, Inc. (Specialty Retail)	(a)	5,000	91,650
Carter's, Inc. (Textiles, Apparel & Luxury Goods)	(a)	8,159	439,280
Deckers Outdoor Corp. (Textiles, Apparel & Luxury Goods)	(a)	11,887	435,540
Maidenform Brands, Inc. (Textiles, Apparel & Luxury Goods)	(a)	21,308	436,388
Quiksilver, Inc. (Textiles, Apparel & Luxury Goods)	(a)	145,547	483,216
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)		14,294	634,225
			5,702,139
CONSUMER STAPLES - 0.7%
Casey's General Stores, Inc. (Food & Staples Retailing)		4,407	251,816
ENERGY - 8.3%
Dresser-Rand Group, Inc. (Energy Equip. & Svs.)	(a)	11,871	654,211
Dril-Quip, Inc. (Energy Equip. & Svs.)	(a)	7,668	551,176
Copano Energy LLC (Oil, Gas & Consumable Fuels)		13,852	456,839
DCP Midstream Partners LP (Oil, Gas & Consumable Fuels)		9,827	456,366
Targa Resources Corp. (Oil, Gas & Consumable Fuels)		8,852	445,610
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)		9,964	354,818
			2,919,020
FINANCIALS - 6.9%
Epoch Holding Corp. (Capital Markets)		19,901	459,713
Financial Engines, Inc. (Capital Markets)	(a)	11,659	277,834
WisdomTree Investments, Inc. (Capital Markets)	(a)	45,049	301,828
Cash Store Financial Services, Inc. / The (Consumer Finance)		22,336	127,092
Credit Acceptance Corp. (Consumer Finance)	(a)	1,959	167,514
Netspend Holdings, Inc. (Consumer Finance)	(a)	19,772	194,359
MarketAxess Holdings, Inc. (Diversified Financial Svs.)		13,713	433,331
MSCI, Inc. (Diversified Financial Svs.)	(a)	13,099	468,813
			2,430,484
HEALTH CARE - 18.2%
Achillion Pharmaceuticals, Inc. (Biotechnology)	(a)	21,258	221,296
Ariad Pharmaceuticals, Inc. (Biotechnology)	(a)	8,247	199,784
Immunogen, Inc. (Biotechnology)	(a)	16,155	235,863
Incyte Corp Ltd. (Biotechnology)	(a)	10,459	188,785
Seattle Genetics, Inc. (Biotechnology)	(a)	11,262	303,511
Synageva BioPharma Corp. (Biotechnology)	(a)	3,923	209,606
Conceptus, Inc. (Health Care Equip. & Supplies)	(a)	11,694	237,505
Endologix, Inc. (Health Care Equip. & Supplies)	(a)	30,218	417,613
HeartWare International, Inc. (Health Care Equip. & Supplies)	(a)	2,023	191,153
Masimo Corp. (Health Care Equip. & Supplies)	(a)	29,248	707,217
Novadaq Technologies, Inc. (Health Care Equip. & Supplies)	(a)	22,424	231,864
Quidel Corp. (Health Care Equip. & Supplies)	(a)	34,475	652,612
Volcano Corp. (Health Care Equip. & Supplies)	(a)	19,218	549,058
ExamWorks Group, Inc. (Health Care Providers & Svs.)	(a)	30,687	457,850
PSS World Medical, Inc. (Health Care Providers & Svs.)	(a)	28,305	644,788
athenahealth, Inc. (Health Care Technology)	(a)	4,280	392,776
Techne Corp. (Life Sciences Tools & Svs.)		5,194	373,656
Impax Laboratories, Inc. (Pharmaceuticals)	(a)	8,418	218,531
			6,433,468
INDUSTRIALS - 21.0%
HEICO Corp. Class A (Aerospace & Defense)		22,274	679,580
Hub Group, Inc. Class A (Air Freight & Logistics)	(a)	23,101	685,638
Heritage-Crystal Clean, Inc. (Commercial Svs. & Supplies)	(a)	22,722	451,032
Ritchie Bros Auctioneers, Inc. (Commercial Svs. & Supplies)		26,265	505,076
Standard Parking Corp. (Commercial Svs. & Supplies)	(a)	22,594	506,783
GrafTech International Ltd. (Electrical Equip.)	(a)	45,299	407,238
Polypore International, Inc. (Electrical Equip.)	(a)	20,339	718,984
Nordson Corp. (Machinery)		6,157	360,923
Wabtec Corp. (Machinery)		7,516	603,460
Resources Connection, Inc. (Professional Svs.)		37,903	496,908
Landstar System, Inc. (Road & Rail)		11,698	553,081
Old Dominion Freight Line, Inc. (Road & Rail)	(a)	15,913	479,936
Rush Enterprises, Inc. Class B (Trading Companies & Distributors)	(a)	20,705	348,051
WESCO International, Inc. (Trading Companies & Distributors)	(a)	10,841	620,105
			7,416,795
INFORMATION TECHNOLOGY - 25.3%
Stratasys, Inc. (Computers & Peripherals)	(a)	6,114	332,602
DTS, Inc. (Electronic Equip., Instr. & Comp.)	(a)	21,532	501,265
Measurement Specialties, Inc. (Electronic Equip., Instr. & Comp.)	(a)	18,804	620,156
RealD, Inc. (Electronic Equip., Instr. & Comp.)	(a)	39,325	351,565
Cornerstone OnDemand, Inc. (Internet Software & Svs.)	(a)	6,457	197,972
CoStar Group, Inc. (Internet Software & Svs.)	(a)	6,958	567,355
Envestnet, Inc. (Internet Software & Svs.)	(a)	27,677	323,821
LivePerson, Inc. (Internet Software & Svs.)	(a)	21,029	380,835
VistaPrint NV (Internet Software & Svs.)	(a)	12,478	426,124
Yelp, Inc. (Internet Software & Svs.)	(a)	7,468	202,009
Broadridge Financial Solutions, Inc. (IT Svs.)		22,455	523,875
Cardtronics, Inc. (IT Svs.)	(a)	6,557	195,267
Euronet Worldwide, Inc. (IT Svs.)	(a)	24,308	456,747
Gartner, Inc. (IT Svs.)	(a)	9,765	450,069
Higher One Holdings, Inc. (IT Svs.)	(a)	15,621	210,571
Ceva, Inc. (Semiconductors & Equip.)	(a)	12,227	175,824
International Rectifier Corp. (Semiconductors & Equip.)	(a)	22,242	371,219
Blackbaud, Inc. (Software)		22,834	546,189
Opnet Technologies, Inc. (Software)		11,635	396,404
RealPage, Inc. (Software)	(a)	24,237	547,756
SS&C Technologies Holdings, Inc. (Software)	(a)	29,550	744,955
Tyler Technologies, Inc. (Software)	(a)	9,644	424,529
			8,947,109
MATERIALS - 1.3%
Intrepid Potash, Inc. (Chemicals)	(a)	20,932	449,619
Total Common Stocks (Cost $32,140,618)			$34,550,450

Commercial Paper - 2.0%		Face Amount	Amortized Cost
FINANCIALS - 3.1%
BNP Paribas SA 0.000%, 10/01/2012 (Commercial Banks)		$700,000	$700,000
Total Commercial Paper (Cost $700,000)			$700,000

Money Market Funds - 2.1%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		743,000	$743,000
Total Money Market Funds (Cost $743,000)			$743,000

Total Investments - 102.0% (Cost $33,583,618)	(b)		$35,993,450
Liabilities in Excess of Other Assets - (2.0)%			(707,290)
Net Assets - 100.0%			$35,286,160

Percentages are stated as a percent of net assets.
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Mid Cap Opportunity Portfolio

Schedule of Investments	September 30, 2012 (Unaudited)

Common Stocks - 98.6%		Shares	Value
CONSUMER DISCRETIONARY - 23.1%
Coinstar, Inc. (Diversified Consumer Svs.)	(a)	24,254	$1,090,945
Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)	(a)	2,465	782,736
Dunkin' Brands Group, Inc. (Hotels, Restaurants & Leisure)		13,449	392,643
Marriott International, Inc. Class A (Hotels, Restaurants & Leisure)		29,983	1,172,335
Newell Rubbermaid, Inc. (Household Durables)		42,935	819,629
Discovery Communications, Inc. Class A (Media)	(a)	10,568	630,170
Pandora Media, Inc. (Media)	(a)	42,235	462,473
Scripps Networks Interactive, Inc. Class A (Media)		16,233	993,947
Dollar General Corp. (Multiline Retail)	(a)	9,005	464,118
Family Dollar Stores, Inc. (Multiline Retail)		18,481	1,225,290
Bed Bath & Beyond, Inc. (Specialty Retail)	(a)	10,437	657,531
Dick's Sporting Goods, Inc. (Specialty Retail)		13,937	722,633
PetSmart, Inc. (Specialty Retail)		20,520	1,415,470
Tiffany & Co. (Specialty Retail)		8,949	553,764
Urban Outfitters, Inc. (Specialty Retail)	(a)	33,106	1,243,461
Deckers Outdoor Corp. (Textiles, Apparel & Luxury Goods)	(a)	18,198	666,775
Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)	(a)	7,812	577,619
PVH Corp. (Textiles, Apparel & Luxury Goods)		17,690	1,657,907
			15,529,446
CONSUMER STAPLES - 4.2%
Beam, Inc. (Beverages)		6,454	371,363
Hain Celestial Group, Inc. / The (Food Products)	(a)	9,056	570,528
TreeHouse Foods, Inc. (Food Products)	(a)	12,711	667,327
Church & Dwight Co., Inc. (Household Products)		14,608	788,686
Estee Lauder Cos., Inc. / The Class A (Personal Products)		7,028	432,714
			2,830,618
ENERGY - 6.3%
Cameron International Corp. (Energy Equip. & Svs.)	(a)	18,870	1,058,041
Core Laboratories NV (Energy Equip. & Svs.)		4,315	524,186
Dril-Quip, Inc. (Energy Equip. & Svs.)	(a)	9,735	699,752
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)		8,359	872,680
Southwestern Energy Co. (Oil, Gas & Consumable Fuels)	(a)	13,714	476,973
Whiting Petroleum Corp. (Oil, Gas & Consumable Fuels)	(a)	12,174	576,804
			4,208,436
FINANCIALS - 12.2%
Lazard Ltd. Class A (Capital Markets)		28,925	845,478
Northern Trust Corp. (Capital Markets)		22,367	1,038,164
T. Rowe Price Group, Inc. (Capital Markets)		13,546	857,462
First Republic Bank (Commercial Banks)		32,979	1,136,456
SLM Corp. (Consumer Finance)		42,157	662,708
IntercontinentalExchange, Inc. (Diversified Financial Svs.)	(a)	7,838	1,045,668
MSCI, Inc. (Diversified Financial Svs.)	(a)	33,363	1,194,062
CBRE Group, Inc. (Real Estate Mgmt. & Development)	(a)	77,285	1,422,817
			8,202,815
HEALTH CARE - 15.3%
Alexion Pharmaceuticals, Inc. (Biotechnology)	(a)	4,253	486,543
Ariad Pharmaceuticals, Inc. (Biotechnology)	(a)	10,382	251,504
BioMarin Pharmaceutical, Inc. (Biotechnology)	(a)	8,240	331,825
Cepheid, Inc. (Biotechnology)	(a)	6,780	233,978
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	18,322	1,025,116
CareFusion Corp. (Health Care Equip. & Supplies)	(a)	34,735	986,127
C.R. Bard, Inc. (Health Care Equip. & Supplies)		13,856	1,450,030
Edwards Lifesciences Corp. (Health Care Equip. & Supplies)	(a)	6,858	736,343
St Jude Medical, Inc. (Health Care Equip. & Supplies)		20,880	879,674
Henry Schein, Inc. (Health Care Providers & Svs.)	(a)	13,302	1,054,450
HMS Holdings Corp. (Health Care Providers & Svs.)	(a)	11,473	383,542
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)		32,672	1,256,238
Mettler-Toledo International, Inc. (Life Sciences Tools & Svs.)	(a)	2,647	451,949
Shire PLC - ADR (Pharmaceuticals)		8,173	724,945
			10,252,264
INDUSTRIALS - 7.7%
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)		7,023	411,197
Ritchie Bros Auctioneers, Inc. (Commercial Svs. & Supplies)		41,429	796,680
Quanta Services, Inc. (Construction & Engineering)	(a)	39,641	979,133
Rockwell Automation, Inc. (Electrical Equip.)		8,152	566,972
Roper Industries, Inc. (Electrical Equip.)		6,913	759,670
Graco, Inc. (Machinery)		13,595	683,557
Kennametal, Inc. (Machinery)		26,940	998,935
			5,196,144
INFORMATION TECHNOLOGY - 18.9%
Juniper Networks, Inc. (Communications Equip.)	(a)	19,097	326,750
NetApp, Inc. (Computers & Peripherals)	(a)	31,159	1,024,508
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)		20,906	1,230,945
RealD, Inc. (Electronic Equip., Instr. & Comp.)	(a)	41,929	374,845
Equinix, Inc. (Internet Software & Svs.)	(a)	5,524	1,138,220
Rackspace Hosting, Inc. (Internet Software & Svs.)	(a)	17,704	1,170,057
Cognizant Technology Solutions Corp. Class A (IT Svs.)	(a)	8,597	601,102
FleetCor Technologies, Inc. (IT Svs.)	(a)	18,230	816,704
Genpact Ltd. (IT Svs.)		32,199	537,079
VeriFone Systems, Inc. (IT Svs.)	(a)	10,136	282,288
Altera Corp. (Semiconductors & Equip.)		18,403	625,426
Linear Technology Corp. (Semiconductors & Equip.)		18,039	574,542
NVIDIA Corp. (Semiconductors & Equip.)	(a)	25,404	338,889
Xilinx, Inc. (Semiconductors & Equip.)		32,189	1,075,434
Citrix Systems, Inc. (Software)	(a)	9,598	734,919
MICROS Systems, Inc. (Software)	(a)	16,947	832,437
Salesforce.com, Inc. (Software)	(a)	6,695	1,022,260
			12,706,405
MATERIALS - 4.2%
Airgas, Inc. (Chemicals)		13,280	1,092,944
Ecolab, Inc. (Chemicals)		14,158	917,580
International Flavors & Fragrances, Inc. (Chemicals)		13,841	824,647
			2,835,171
TELECOMMUNICATION SERVICES - 6.7%
tw telecom, Inc. (Diversified Telecom. Svs.)	(a)	46,876	1,222,057
Crown Castle International Corp. (Wireless Telecom. Svs.)	(a)	17,315	1,109,891
SBA Communications Corp. Class A (Wireless Telecom. Svs.)	(a)	34,143	2,147,595
			4,479,543
Total Common Stocks (Cost $56,784,694)			$66,240,842

Money Market Funds - 1.6%		Shares	Value
Fidelity Institutional Money Market Funds
Prime Money Market Portfolio - Class I		1,064,000	$1,064,000
Total Money Market Funds (Cost $1,064,000)			$1,064,000

Total Investments - 100.2% (Cost $57,848,694)	(b)		$67,304,842
Liabilities in Excess of Other Assets - (0.2)%			(107,718)
Net Assets - 100.0%			$67,197,124

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depositary Receipts
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	S&P 500® Index Portfolio

Schedule of Investments	September 30, 2012 (Unaudited)

Common Stocks - 96.1%		Shares	Value
CONSUMER DISCRETIONARY - 10.6%
BorgWarner, Inc. (Auto Components)	(a)	1,800	$124,398.00
Goodyear Tire & Rubber Co. / The (Auto Components)	(a)	3,800	46,322
Johnson Controls, Inc. (Auto Components)		10,500	287,700
Ford Motor Co. (Automobiles)		58,787	579,640
Harley-Davidson, Inc. (Automobiles)		3,500	148,295
Genuine Parts Co. (Distributors)		2,400	146,472
Apollo Group, Inc. Class A (Diversified Consumer Svs.)	(a)	1,600	46,480
H&R Block, Inc. (Diversified Consumer Svs.)		4,200	72,786
Carnival Corp. (Hotels, Restaurants & Leisure)		6,900	251,436
Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)	(a)	500	158,770
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)		2,000	111,500
International Game Technology (Hotels, Restaurants & Leisure)		4,100	53,669
Marriott International, Inc. Class A (Hotels, Restaurants & Leisure)		3,846	150,379
McDonald's Corp. (Hotels, Restaurants & Leisure)		15,500	1,422,125
Starbucks Corp. (Hotels, Restaurants & Leisure)		11,700	593,775
Starwood Hotels & Resorts Worldwide, Inc. (Hotels, Restaurants & Leisure)		3,000	173,880
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)		2,160	113,357
Wynn Resorts Ltd. (Hotels, Restaurants & Leisure)		1,200	138,528
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		7,000	464,380
D.R. Horton, Inc. (Household Durables)		4,300	88,752
Harman International Industries, Inc. (Household Durables)		1,000	46,160
Leggett & Platt, Inc. (Household Durables)		2,200	55,110
Lennar Corp. Class A (Household Durables)		2,500	86,925
Newell Rubbermaid, Inc. (Household Durables)		4,500	85,905
PulteGroup, Inc. (Household Durables)	(a)	5,250	81,375
Whirlpool Corp. (Household Durables)		1,155	95,761
Amazon.com, Inc. (Internet & Catalog Retail)	(a)	5,550	1,411,476
Expedia, Inc. (Internet & Catalog Retail)		1,400	80,976
Netflix, Inc. (Internet & Catalog Retail)	(a)	850	46,274
priceline.com, Inc. (Internet & Catalog Retail)	(a)	775	479,516
TripAdvisor, Inc. (Internet & Catalog Retail)	(a)	1,700	55,981
Hasbro, Inc. (Leisure Equip. & Products)		1,800	68,706
Mattel, Inc. (Leisure Equip. & Products)		5,300	188,044
Cablevision Systems Corp. Class A (Media)		3,300	52,305
CBS Corp. Class B (Media)		9,150	332,419
Comcast Corp. Class A (Media)		41,253	1,475,620
DIRECTV (Media)	(a)	9,700	508,862
Discovery Communications, Inc. Class A (Media)	(a)	3,800	226,594
Gannett Co., Inc. (Media)		3,600	63,900
Interpublic Group of Cos., Inc. / The (Media)		6,723	74,760
McGraw-Hill Cos., Inc. / The (Media)		4,300	234,737
News Corp. Class A (Media)		31,400	770,242
Omnicom Group, Inc. (Media)		4,100	211,396
Scripps Networks Interactive, Inc. Class A (Media)		1,300	79,599
Time Warner Cable, Inc. (Media)		4,732	449,824
Time Warner, Inc. (Media)		14,666	664,810
Viacom, Inc. Class B (Media)		7,250	388,527
Walt Disney Co. / The (Media)		27,700	1,448,156
Washington Post Co. / The Class B (Media)		75	27,227
Big Lots, Inc. (Multiline Retail)	(a)	900	26,622
Dollar Tree, Inc. (Multiline Retail)	(a)	3,500	168,962
Family Dollar Stores, Inc. (Multiline Retail)		1,500	99,450
J.C. Penney Co., Inc. (Multiline Retail)		2,200	53,438
Kohl's Corp. (Multiline Retail)		3,300	169,026
Macy's, Inc. (Multiline Retail)		6,176	232,341
Nordstrom, Inc. (Multiline Retail)		2,400	132,432
Target Corp. (Multiline Retail)		10,100	641,047
Abercrombie & Fitch Co. Class A (Specialty Retail)		1,300	44,096
AutoNation, Inc. (Specialty Retail)	(a)	600	26,202
AutoZone, Inc. (Specialty Retail)	(a)	550	203,318
Bed Bath & Beyond, Inc. (Specialty Retail)	(a)	3,600	226,800
Best Buy Co., Inc. (Specialty Retail)		4,075	70,049
CarMax, Inc. (Specialty Retail)	(a)	3,500	99,050
GameStop Corp. Class A (Specialty Retail)		1,900	39,900
Gap, Inc. / The (Specialty Retail)		4,550	162,799
Home Depot, Inc. / The (Specialty Retail)		23,200	1,400,584
Lowe's Cos., Inc. (Specialty Retail)		17,600	532,224
Limited Brands, Inc. (Specialty Retail)		3,700	182,262
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	1,800	150,516
Ross Stores, Inc. (Specialty Retail)		3,500	226,100
Staples, Inc. (Specialty Retail)		10,500	120,960
Tiffany & Co. (Specialty Retail)		1,800	111,384
TJX Cos., Inc. (Specialty Retail)		11,300	506,127
Urban Outfitters, Inc. (Specialty Retail)	(a)	1,700	63,852
Coach, Inc. (Textiles, Apparel & Luxury Goods)		4,400	246,488
Fossil, Inc. (Textiles, Apparel & Luxury Goods)	(a)	800	67,760
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		5,700	540,987
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)		900	136,107
V.F. Corp. (Textiles, Apparel & Luxury Goods)		1,400	223,104
			21,867,818
CONSUMER STAPLES - 10.4%
Beam, Inc. (Beverages)		2,400	138,096
Brown-Forman Corp. Class B (Beverages)		2,375	154,969
Coca-Cola Co. / The (Beverages)		59,700	2,264,421
Coca-Cola Enterprises, Inc. (Beverages)		4,300	134,461
Constellation Brands, Inc. Class A (Beverages)	(a)	2,300	74,405
Dr Pepper Snapple Group, Inc. (Beverages)		3,200	142,496
Molson Coors Brewing Co. Class B (Beverages)		2,400	108,120
Monster Beverage Corp. (Beverages)	(a)	2,400	129,984
PepsiCo, Inc. (Beverages)		23,947	1,694,729
Costco Wholesale Corp. (Food & Staples Retailing)		6,700	670,837
CVS Caremark Corp. (Food & Staples Retailing)		19,620	950,000
Kroger Co. / The (Food & Staples Retailing)		8,400	197,736
Safeway, Inc. (Food & Staples Retailing)		3,700	59,533
Sysco Corp. (Food & Staples Retailing)		9,000	281,430
Walgreen Co. (Food & Staples Retailing)		13,200	481,008
Wal-Mart Stores, Inc. (Food & Staples Retailing)		25,900	1,911,420
Whole Foods Market, Inc. (Food & Staples Retailing)		2,600	253,240
Archer-Daniels-Midland Co. (Food Products)		10,150	275,877
Campbell Soup Co. (Food Products)		2,800	97,496
ConAgra Foods, Inc. (Food Products)		6,300	173,817
Dean Foods Co. (Food Products)	(a)	2,800	45,780
General Mills, Inc. (Food Products)		10,000	398,500
Hershey Co. / The (Food Products)		2,300	163,047
H.J. Heinz Co. (Food Products)		4,900	274,155
Hormel Foods Corp. (Food Products)		2,100	61,404
J.M. Smucker Co. / The (Food Products)		1,700	146,761
Kellogg Co. (Food Products)		3,800	196,308
Kraft Foods, Inc. Class A (Food Products)		27,376	1,131,998
McCormick & Co., Inc. (Food Products)		2,000	124,080
Mead Johnson Nutrition Co. (Food Products)		3,151	230,905
Tyson Foods, Inc. Class A (Food Products)		4,500	72,090
Clorox Co. / The (Household Products)		2,000	144,100
Colgate-Palmolive Co. (Household Products)		6,900	739,818
Kimberly-Clark Corp. (Household Products)		6,100	523,258
Procter & Gamble Co. / The (Household Products)		42,422	2,942,390
Avon Products, Inc. (Personal Products)		6,700	106,865
Estee Lauder Cos., Inc. / The Class A (Personal Products)		3,700	227,809
Altria Group, Inc. (Tobacco)		31,300	1,045,107
Lorillard, Inc. (Tobacco)		1,997	232,551
Philip Morris International, Inc. (Tobacco)		26,000	2,338,440
Reynolds American, Inc. (Tobacco)		5,100	221,034
			21,560,475
ENERGY - 10.9%
Baker Hughes, Inc. (Energy Equip. & Svs.)		6,741	304,895
Cameron International Corp. (Energy Equip. & Svs.)	(a)	3,800	213,066
Diamond Offshore Drilling, Inc. (Energy Equip. & Svs.)		1,100	72,391
Ensco PLC Class A (Energy Equip. & Svs.)		3,600	196,416
FMC Technologies, Inc. (Energy Equip. & Svs.)	(a)	3,700	171,310
Halliburton Co. (Energy Equip. & Svs.)		14,300	481,767
Helmerich & Payne, Inc. (Energy Equip. & Svs.)		1,600	76,176
Nabors Industries Ltd. (Energy Equip. & Svs.)	(a)	4,500	63,135
National Oilwell Varco, Inc. (Energy Equip. & Svs.)		6,600	528,726
Noble Corp. (Energy Equip. & Svs.)		3,900	139,542
Rowan Cos. Plc Class A (Energy Equip. & Svs.)	(a)	1,900	64,163
Schlumberger Ltd. (Energy Equip. & Svs.)		20,447	1,478,932
Alpha Natural Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	3,440	22,601
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)		7,700	538,384
Apache Corp. (Oil, Gas & Consumable Fuels)		6,072	525,046
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)		3,200	143,680
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)		8,000	150,960
Chevron Corp. (Oil, Gas & Consumable Fuels)		30,238	3,524,541
ConocoPhillips (Oil, Gas & Consumable Fuels)		18,700	1,069,266
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)		3,500	105,175
Denbury Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	6,000	96,960
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		5,800	350,900
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		4,150	465,007
EQT Corp. (Oil, Gas & Consumable Fuels)		2,300	135,700
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		71,164	6,507,948
Hess Corp. (Oil, Gas & Consumable Fuels)		4,600	247,112
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		8,773	311,617
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)		10,820	319,947
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		5,260	287,143
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)		2,800	150,332
Newfield Exploration Co. (Oil, Gas & Consumable Fuels)	(a)	2,100	65,772
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)		2,700	250,317
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		12,500	1,075,750
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)		4,100	91,389
Phillips 66 (Oil, Gas & Consumable Fuels)		9,650	447,470
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)		1,900	198,360
QEP Resources, Inc. (Oil, Gas & Consumable Fuels)		2,700	85,482
Range Resources Corp. (Oil, Gas & Consumable Fuels)		2,500	174,675
Southwestern Energy Co. (Oil, Gas & Consumable Fuels)	(a)	5,400	187,812
Spectra Energy Corp. (Oil, Gas & Consumable Fuels)		10,018	294,128
Sunoco, Inc. (Oil, Gas & Consumable Fuels)		1,600	74,928
Tesoro Corp. (Oil, Gas & Consumable Fuels)		2,200	92,180
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		8,500	269,280
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		9,700	339,209
WPX Energy, Inc. (Oil, Gas & Consumable Fuels)	(a)	3,100	51,429
			22,441,019
FINANCIALS - 14.0%
Ameriprise Financial, Inc. (Capital Markets)		3,280	185,943
Bank of New York Mellon Corp. / The (Capital Markets)		18,211	411,933
BlackRock, Inc. (Capital Markets)		2,000	356,600
Charles Schwab Corp. / The (Capital Markets)		16,900	216,151
E*TRADE Financial Corp. (Capital Markets)	(a)	3,990	35,152
Federated Investors, Inc. Class B (Capital Markets)		1,400	28,966
Franklin Resources, Inc. (Capital Markets)		2,100	262,647
Goldman Sachs Group, Inc. / The (Capital Markets)		6,950	790,076
Invesco Ltd. (Capital Markets)		6,900	172,431
Legg Mason, Inc. (Capital Markets)		1,900	46,892
Morgan Stanley (Capital Markets)		21,300	356,562
Northern Trust Corp. (Capital Markets)		3,400	157,811
State Street Corp. (Capital Markets)		7,400	310,504
T. Rowe Price Group, Inc. (Capital Markets)		3,900	246,870
BB&T Corp. (Commercial Banks)		10,800	358,128
Comerica, Inc. (Commercial Banks)		3,000	93,150
Fifth Third Bancorp (Commercial Banks)		14,150	219,466
First Horizon National Corp. (Commercial Banks)		3,864	37,210
Huntington Bancshares, Inc. (Commercial Banks)		13,200	91,080
KeyCorp (Commercial Banks)		14,500	126,730
M&T Bank Corp. (Commercial Banks)		1,900	180,804
PNC Financial Services Group, Inc. (Commercial Banks)		8,142	513,760
Regions Financial Corp. (Commercial Banks)		21,775	156,998
SunTrust Banks, Inc. (Commercial Banks)		8,300	234,641
U.S. Bancorp (Commercial Banks)		29,190	1,001,217
Wells Fargo & Co. (Commercial Banks)		75,713	2,614,370
Zions Bancorporation (Commercial Banks)		2,800	57,834
American Express Co. (Consumer Finance)		15,200	864,272
Capital One Financial Corp. (Consumer Finance)		8,973	511,551
Discover Financial Services (Consumer Finance)		7,950	315,853
SLM Corp. (Consumer Finance)		7,200	113,184
Bank of America Corp. (Diversified Financial Svs.)		166,127	1,466,901
Citigroup, Inc. (Diversified Financial Svs.)		45,236	1,480,122
CME Group, Inc. (Diversified Financial Svs.)		4,675	267,877
IntercontinentalExchange, Inc. (Diversified Financial Svs.)	(a)	1,100	146,751
JPMorgan Chase & Co. (Diversified Financial Svs.)		58,543	2,369,821
Leucadia National Corp. (Diversified Financial Svs.)		3,100	70,525
Moody's Corp. (Diversified Financial Svs.)		3,000	132,510
NASDAQ OMX Group, Inc. / The (Diversified Financial Svs.)		1,800	41,931
NYSE Euronext (Diversified Financial Svs.)		3,800	93,670
ACE Ltd. (Insurance)		5,200	393,120
Aflac, Inc. (Insurance)		7,200	344,736
Allstate Corp. / The (Insurance)		7,500	297,075
American International Group, Inc. (Insurance)	(a)	17,995	590,056
Aon PLC (Insurance)		5,000	261,450
Assurant, Inc. (Insurance)		1,200	44,760
Berkshire Hathaway, Inc. Class B (Insurance)	(a)	28,291	2,495,266
Chubb Corp. / The (Insurance)		4,100	312,748
Cincinnati Financial Corp. (Insurance)		2,266	85,859
Genworth Financial, Inc. Class A (Insurance)	(a)	7,600	39,748
Hartford Financial Services Group, Inc. (Insurance)		6,700	130,248
Lincoln National Corp. (Insurance)		4,286	103,678
Loews Corp. (Insurance)		4,861	200,565
Marsh & McLennan Cos., Inc. (Insurance)		8,400	285,012
MetLife, Inc. (Insurance)		16,400	565,144
Principal Financial Group, Inc. (Insurance)		4,300	115,842
Progressive Corp. / The (Insurance)		8,600	178,364
Prudential Financial, Inc. (Insurance)		7,200	392,472
Torchmark Corp. (Insurance)		1,450	74,457
Travelers Cos., Inc. / The (Insurance)		5,959	406,761
Unum Group (Insurance)		4,300	82,646
XL Group PLC (Insurance)		4,700	112,941
American Tower Corp. (Real Estate Investment Trusts)		6,100	435,479
Apartment Investment & Management Co. Class A (Real Estate Investment Trusts)		2,273	59,075
AvalonBay Communities, Inc. (Real Estate Investment Trusts)		1,531	208,201
Boston Properties, Inc. (Real Estate Investment Trusts)		2,300	254,403
Equity Residential (Real Estate Investment Trusts)		4,600	264,638
HCP, Inc. (Real Estate Investment Trusts)		6,600	293,568
Health Care REIT, Inc. (Real Estate Investment Trusts)		3,900	225,225
Host Hotels & Resorts, Inc. (Real Estate Investment Trusts)		11,102	178,187
Kimco Realty Corp. (Real Estate Investment Trusts)		6,300	127,701
Plum Creek Timber Co., Inc. (Real Estate Investment Trusts)		2,500	109,600
Prologis, Inc. (Real Estate Investment Trusts)		7,139	250,079
Public Storage (Real Estate Investment Trusts)		2,200	306,174
Simon Property Group, Inc. (Real Estate Investment Trusts)		4,662	707,738
Ventas, Inc. (Real Estate Investment Trusts)		4,600	286,350
Vornado Realty Trust (Real Estate Investment Trusts)		2,593	210,163
Weyerhaeuser Co. (Real Estate Investment Trusts)		8,263	215,995
CBRE Group, Inc. (Real Estate Mgmt. & Development)	(a)	4,700	86,527
Hudson City Bancorp, Inc. (Thrifts & Mortgage Finance)		7,300	58,108
People's United Financial, Inc. (Thrifts & Mortgage Finance)		5,400	65,556
			28,994,609
HEALTH CARE - 11.5%
Alexion Pharmaceuticals, Inc. (Biotechnology)	(a)	3,000	343,200
Amgen, Inc. (Biotechnology)		11,906	1,003,914
Biogen Idec, Inc. (Biotechnology)	(a)	3,645	543,943
Celgene Corp. (Biotechnology)	(a)	6,600	504,240
Gilead Sciences, Inc. (Biotechnology)	(a)	11,700	776,061
Baxter International, Inc. (Health Care Equip. & Supplies)		8,400	506,184
Becton Dickinson and Co. (Health Care Equip. & Supplies)		3,100	243,536
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	21,903	125,723
CareFusion Corp. (Health Care Equip. & Supplies)	(a)	3,450	97,946
Covidien PLC (Health Care Equip. & Supplies)		7,400	439,708
C.R. Bard, Inc. (Health Care Equip. & Supplies)		1,200	125,580
DENTSPLY International, Inc. (Health Care Equip. & Supplies)		2,200	83,908
Edwards Lifesciences Corp. (Health Care Equip. & Supplies)	(a)	1,800	193,266
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	600	297,378
Medtronic, Inc. (Health Care Equip. & Supplies)		15,700	676,984
St. Jude Medical, Inc. (Health Care Equip. & Supplies)		4,800	202,224
Stryker Corp. (Health Care Equip. & Supplies)		4,500	250,470
Varian Medical Systems, Inc. (Health Care Equip. & Supplies)	(a)	1,700	102,544
Zimmer Holdings, Inc. (Health Care Equip. & Supplies)		2,670	180,545
Aetna, Inc. (Health Care Providers & Svs.)		5,200	205,920
AmerisourceBergen Corp. (Health Care Providers & Svs.)		3,900	150,969
Cardinal Health, Inc. (Health Care Providers & Svs.)		5,300	206,541
Cigna Corp. (Health Care Providers & Svs.)		4,400	207,548
Coventry Health Care, Inc. (Health Care Providers & Svs.)		2,100	87,549
DaVita, Inc. (Health Care Providers & Svs.)	(a)	1,300	134,693
Express Scripts Holding Co. (Health Care Providers & Svs.)	(a)	12,478	781,996
Humana, Inc. (Health Care Providers & Svs.)		2,500	175,375
Laboratory Corp. of America Holdings (Health Care Providers & Svs.)	(a)	1,500	138,705
McKesson Corp. (Health Care Providers & Svs.)		3,600	309,708
Patterson Cos., Inc. (Health Care Providers & Svs.)		1,300	44,512
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		2,400	152,232
Tenet Healthcare Corp. (Health Care Providers & Svs.)	(a)	6,450	40,442
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		15,900	881,019
WellPoint, Inc. (Health Care Providers & Svs.)		5,000	290,050
Cerner Corp. (Health Care Technology)	(a)	2,200	170,302
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)		5,400	207,630
Life Technologies Corp. (Life Sciences Tools & Svs.)	(a)	2,717	132,807
PerkinElmer, Inc. (Life Sciences Tools & Svs.)		1,800	53,046
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		5,600	329,448
Waters Corp. (Life Sciences Tools & Svs.)	(a)	1,400	116,662
Abbott Laboratories (Pharmaceuticals)		24,200	1,659,152
Allergan, Inc. (Pharmaceuticals)		4,700	430,426
Bristol-Myers Squibb Co. (Pharmaceuticals)		25,869	873,079
Eli Lilly & Co. (Pharmaceuticals)		15,700	744,337
Forest Laboratories, Inc. (Pharmaceuticals)	(a)	3,600	128,196
Hospira, Inc. (Pharmaceuticals)	(a)	2,510	82,378
Johnson & Johnson (Pharmaceuticals)		42,500	2,928,675
Merck & Co., Inc. (Pharmaceuticals)		46,894	2,114,919
Mylan, Inc. (Pharmaceuticals)	(a)	6,300	153,720
Perrigo Co. (Pharmaceuticals)		1,400	162,638
Pfizer, Inc. (Pharmaceuticals)		115,110	2,860,484
Watson Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	2,000	170,320
			23,822,832
INDUSTRIALS - 9.4%
Boeing Co. / The (Aerospace & Defense)		10,400	724,048
General Dynamics Corp. (Aerospace & Defense)		5,100	337,212
Honeywell International, Inc. (Aerospace & Defense)		12,000	717,000
L-3 Communications Holdings, Inc. (Aerospace & Defense)		1,500	107,565
Lockheed Martin Corp. (Aerospace & Defense)		4,100	382,858
Northrop Grumman Corp. (Aerospace & Defense)		3,800	252,434
Precision Castparts Corp. (Aerospace & Defense)		2,200	359,348
Raytheon Co. (Aerospace & Defense)		5,100	291,516
Rockwell Collins, Inc. (Aerospace & Defense)		2,200	118,008
Textron, Inc. (Aerospace & Defense)		4,300	112,531
United Technologies Corp. (Aerospace & Defense)		12,900	1,009,941
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)		2,500	146,375
Expeditors International of Washington, Inc. (Air Freight & Logistics)		3,200	116,352
FedEx Corp. (Air Freight & Logistics)		4,500	380,790
United Parcel Service, Inc. Class B (Air Freight & Logistics)		11,100	794,427
Southwest Airlines Co. (Airlines)		11,500	100,855
Masco Corp. (Building Products)		5,500	82,775
Avery Dennison Corp. (Commercial Svs. & Supplies)		1,600	50,912
Cintas Corp. (Commercial Svs. & Supplies)		1,700	70,465
Iron Mountain, Inc. (Commercial Svs. & Supplies)		2,300	78,453
Pitney Bowes, Inc. (Commercial Svs. & Supplies)		3,100	42,842
Republic Services, Inc. (Commercial Svs. & Supplies)		4,580	125,996
R.R. Donnelley & Sons Co. (Commercial Svs. & Supplies)		2,800	29,680
Stericycle, Inc. (Commercial Svs. & Supplies)	(a)	1,300	117,676
Tyco International Ltd. (Commercial Svs. & Supplies)		7,100	399,446
Waste Management, Inc. (Commercial Svs. & Supplies)		6,700	214,936
Fluor Corp. (Construction & Engineering)		2,600	146,328
Jacobs Engineering Group, Inc. (Construction & Engineering)	(a)	2,000	80,860
Quanta Services, Inc. (Construction & Engineering)	(a)	3,300	81,510
Cooper Industries PLC (Electrical Equip.)		2,500	187,650
Emerson Electric Co. (Electrical Equip.)		11,200	540,624
Rockwell Automation, Inc. (Electrical Equip.)		2,200	153,010
Roper Industries, Inc. (Electrical Equip.)		1,500	164,835
3M Co. (Industrial Conglomerates)		9,800	905,716
Danaher Corp. (Industrial Conglomerates)		9,000	496,350
General Electric Co. (Industrial Conglomerates)		162,700	3,694,917
Caterpillar, Inc. (Machinery)		10,100	869,004
Cummins, Inc. (Machinery)		2,700	248,967
Deere & Co. (Machinery)		6,000	494,940
Dover Corp. (Machinery)		2,800	166,572
Eaton Corp. (Machinery)		5,200	245,752
Flowserve Corp. (Machinery)		800	102,192
Illinois Tool Works, Inc. (Machinery)		6,600	392,502
Ingersoll-Rand PLC (Machinery)		4,400	197,208
Joy Global, Inc. (Machinery)		1,600	89,696
PACCAR, Inc. (Machinery)		5,412	216,615
Pall Corp. (Machinery)		1,800	114,282
Parker Hannifin Corp. (Machinery)		2,300	192,234
Snap-On, Inc. (Machinery)		900	64,683
Stanley Black & Decker, Inc. (Machinery)		2,547	194,209
Xylem, Inc. (Machinery)		2,900	72,935
Dun & Bradstreet Corp. / The (Professional Svs.)		700	55,734
Equifax, Inc. (Professional Svs.)		1,800	83,844
Robert Half International, Inc. (Professional Svs.)		2,200	58,586
CSX Corp. (Road & Rail)		16,000	332,000
Norfolk Southern Corp. (Road & Rail)		4,900	311,787
Ryder System, Inc. (Road & Rail)		800	31,248
Union Pacific Corp. (Road & Rail)		7,300	866,510
Fastenal Co. (Trading Companies & Distributors)		4,200	180,558
W.W. Grainger, Inc. (Trading Companies & Distributors)		900	187,533
			19,385,832
INFORMATION TECHNOLOGY - 19.4%
Cisco Systems, Inc. (Communications Equip.)		81,500	1,555,835
F5 Networks, Inc. (Communications Equip.)	(a)	1,200	125,640
Harris Corp. (Communications Equip.)		1,700	87,074
JDS Uniphase Corp. (Communications Equip.)	(a)	3,575	44,276
Juniper Networks, Inc. (Communications Equip.)	(a)	8,100	138,591
Motorola Solutions, Inc. (Communications Equip.)		4,414	223,128
QUALCOMM, Inc. (Communications Equip.)		26,300	1,643,487
Apple, Inc. (Computers & Peripherals)		14,450	9,641,907
Dell, Inc. (Computers & Peripherals)		22,500	221,850
EMC Corp. (Computers & Peripherals)	(a)	32,300	880,821
Hewlett-Packard Co. (Computers & Peripherals)		30,300	516,918
NetApp, Inc. (Computers & Peripherals)	(a)	5,600	184,128
SanDisk Corp. (Computers & Peripherals)	(a)	3,700	160,691
Seagate Technology PLC (Computers & Peripherals)		5,400	167,400
Western Digital Corp. (Computers & Peripherals)		3,400	131,682
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)		2,500	147,200
Corning, Inc. (Electronic Equip., Instr. & Comp.)		22,900	301,135
FLIR Systems, Inc. (Electronic Equip., Instr. & Comp.)		2,300	45,943
Jabil Circuit, Inc. (Electronic Equip., Instr. & Comp.)		2,900	54,288
Molex, Inc. (Electronic Equip., Instr. & Comp.)		2,100	55,188
TE Connectivity Ltd. (Electronic Equip., Instr. & Comp.)		6,600	224,466
Akamai Technologies, Inc. (Internet Software & Svs.)	(a)	2,700	103,302
eBay, Inc. (Internet Software & Svs.)	(a)	17,900	866,539
Google, Inc. Class A (Internet Software & Svs.)	(a)	4,075	3,074,588
VeriSign, Inc. (Internet Software & Svs.)	(a)	2,400	116,856
Yahoo!, Inc. (Internet Software & Svs.)	(a)	16,100	257,198
Accenture PLC Class A (IT Svs.)		9,800	686,294
Automatic Data Processing, Inc. (IT Svs.)		7,500	439,950
Cognizant Technology Solutions Corp. Class A (IT Svs.)	(a)	4,600	321,632
Computer Sciences Corp. (IT Svs.)		2,400	77,304
Fidelity National Information Services, Inc. (IT Svs.)		3,900	121,758
Fiserv, Inc. (IT Svs.)	(a)	2,100	155,463
International Business Machines Corp. (IT Svs.)		16,550	3,433,298
Mastercard, Inc. Class A (IT Svs.)		1,675	756,229
Paychex, Inc. (IT Svs.)		5,000	166,450
SAIC, Inc. (IT Svs.)		4,400	52,976
Teradata Corp. (IT Svs.)	(a)	2,600	196,066
Total System Services, Inc. (IT Svs.)		2,477	58,705
Visa, Inc. (IT Svs.)		8,100	1,087,668
Western Union Co. / The (IT Svs.)		9,247	168,480
Xerox Corp. (Office Electronics)		20,102	147,549
Advanced Micro Devices, Inc. (Semiconductors & Equip.)	(a)	9,300	31,341
Altera Corp. (Semiconductors & Equip.)		4,900	166,527
Analog Devices, Inc. (Semiconductors & Equip.)		4,600	180,274
Applied Materials, Inc. (Semiconductors & Equip.)		19,100	213,252
Broadcom Corp. Class A (Semiconductors & Equip.)		7,950	274,911
First Solar, Inc. (Semiconductors & Equip.)	(a)	950	21,038
Intel Corp. (Semiconductors & Equip.)		77,100	1,748,628
KLA-Tencor Corp. (Semiconductors & Equip.)		2,600	124,033
Lam Research Corp. (Semiconductors & Equip.)	(a)	2,825	89,793
Linear Technology Corp. (Semiconductors & Equip.)		3,500	111,475
LSI Corp. (Semiconductors & Equip.)	(a)	8,600	59,426
Microchip Technology, Inc. (Semiconductors & Equip.)		3,000	98,220
Micron Technology, Inc. (Semiconductors & Equip.)	(a)	15,700	93,965
NVIDIA Corp. (Semiconductors & Equip.)	(a)	9,500	126,730
Teradyne, Inc. (Semiconductors & Equip.)	(a)	2,900	41,238
Texas Instruments, Inc. (Semiconductors & Equip.)		17,500	482,125
Xilinx, Inc. (Semiconductors & Equip.)		4,000	133,640
Adobe Systems, Inc. (Software)	(a)	7,600	246,696
Autodesk, Inc. (Software)	(a)	3,500	116,795
BMC Software, Inc. (Software)	(a)	2,300	95,427
CA, Inc. (Software)		5,300	136,555
Citrix Systems, Inc. (Software)	(a)	2,900	222,053
Electronic Arts, Inc. (Software)	(a)	4,900	62,181
Intuit, Inc. (Software)		4,300	253,184
Microsoft Corp. (Software)		116,300	3,463,414
Oracle Corp. (Software)		58,700	1,848,463
Red Hat, Inc. (Software)	(a)	3,000	170,820
Salesforce.com, Inc. (Software)	(a)	2,000	305,380
Symantec Corp. (Software)	(a)	10,794	194,292
			39,951,829
MATERIALS - 3.4%
Air Products & Chemicals, Inc. (Chemicals)		3,300	272,910
Airgas, Inc. (Chemicals)		1,100	90,530
CF Industries Holdings, Inc. (Chemicals)		1,000	222,240
Dow Chemical Co. / The (Chemicals)		18,500	535,760
Eastman Chemical Co. (Chemicals)		2,400	136,824
Ecolab, Inc. (Chemicals)		4,100	265,721
E.I. du Pont de Nemours & Co. (Chemicals)		14,300	718,861
FMC Corp. (Chemicals)		2,100	116,298
International Flavors & Fragrances, Inc. (Chemicals)		1,300	77,454
LyondellBasell Industries NV Class A (Chemicals)		5,200	268,632
Monsanto Co. (Chemicals)		8,186	745,090
Mosaic Co. / The (Chemicals)		4,300	247,723
PPG Industries, Inc. (Chemicals)		2,400	275,616
Praxair, Inc. (Chemicals)		4,600	477,848
Sherwin-Williams Co. / The (Chemicals)		1,300	193,583
Sigma-Aldrich Corp. (Chemicals)		1,900	136,743
Vulcan Materials Co. (Construction Materials)		2,000	94,600
Ball Corp. (Containers & Packaging)		2,400	101,544
Bemis Co., Inc. (Containers & Packaging)		1,600	50,352
Owens-Illinois, Inc. (Containers & Packaging)	(a)	2,500	46,900
Sealed Air Corp. (Containers & Packaging)		2,700	41,742
Alcoa, Inc. (Metals & Mining)		16,400	145,140
Allegheny Technologies, Inc. (Metals & Mining)		1,700	54,230
Cliffs Natural Resources, Inc. (Metals & Mining)		2,200	86,086
Freeport-McMoRan Copper & Gold, Inc. (Metals & Mining)		14,652	579,926
Newmont Mining Corp. (Metals & Mining)		7,600	425,676
Nucor Corp. (Metals & Mining)		4,900	187,474
Titanium Metals Corp. (Metals & Mining)		1,100	14,113
United States Steel Corp. (Metals & Mining)		2,200	41,954
International Paper Co. (Paper & Forest Products)		6,700	243,344
MeadWestvaco Corp. (Paper & Forest Products)		2,700	82,620
			6,977,534
TELECOMMUNICATION SERVICES - 3.1%
AT&T, Inc. (Diversified Telecom. Svs.)		88,878	3,350,701
CenturyLink, Inc. (Diversified Telecom. Svs.)		9,572	386,709
Frontier Communications Corp. (Diversified Telecom. Svs.)		15,341	75,171
Verizon Communications, Inc. (Diversified Telecom. Svs.)		43,900	2,000,523
Windstream Corp. (Diversified Telecom. Svs.)		9,096	91,961
Crown Castle International Corp. (Wireless Telecom. Svs.)	(a)	4,500	288,450
MetroPCS Communications, Inc. (Wireless Telecom. Svs.)	(a)	4,900	57,379
Sprint Nextel Corp. (Wireless Telecom. Svs.)	(a)	46,232	255,201
			6,506,095
UTILITIES - 3.4%
American Electric Power Co., Inc. (Electric Utilities)		7,500	329,550
Duke Energy Corp. (Electric Utilities)		10,843	702,626
Edison International (Electric Utilities)		5,000	228,450
Entergy Corp. (Electric Utilities)		2,700	187,110
Exelon Corp. (Electric Utilities)		13,190	469,300
FirstEnergy Corp. (Electric Utilities)		6,434	283,739
NextEra Energy, Inc. (Electric Utilities)		6,500	457,145
Northeast Utilities (Electric Utilities)		4,800	183,504
Pepco Holdings, Inc. (Electric Utilities)		3,500	66,150
Pinnacle West Capital Corp. (Electric Utilities)		1,700	89,760
PPL Corp. (Electric Utilities)		9,000	261,450
Southern Co. / The (Electric Utilities)		13,500	622,215
Xcel Energy, Inc. (Electric Utilities)		7,500	207,825
AGL Resources, Inc. (Gas Utilities)		1,786	73,065
ONEOK, Inc. (Gas Utilities)		3,200	154,592
AES Corp. / The (Ind. Power Prod. & Energy Traders)	(a)	9,600	105,312
NRG Energy, Inc. (Ind. Power Prod. & Energy Traders)		3,500	74,865
Ameren Corp. (Multi-Utilities)		3,700	120,879
CenterPoint Energy, Inc. (Multi-Utilities)		6,600	140,580
CMS Energy Corp. (Multi-Utilities)		4,100	96,555
Consolidated Edison, Inc. (Multi-Utilities)		4,500	269,505
Dominion Resources, Inc. (Multi-Utilities)		8,800	465,872
DTE Energy Co. (Multi-Utilities)		2,600	155,844
Integrys Energy Group, Inc. (Multi-Utilities)		1,212	63,266
NiSource, Inc. (Multi-Utilities)		4,400	112,112
PG&E Corp. (Multi-Utilities)		6,600	281,622
Public Service Enterprise Group, Inc. (Multi-Utilities)		7,800	251,004
SCANA Corp. (Multi-Utilities)		2,000	96,540
Sempra Energy (Multi-Utilities)		3,500	225,715
TECO Energy, Inc. (Multi-Utilities)		3,100	54,994
Wisconsin Energy Corp. (Multi-Utilities)		3,600	135,612
			6,966,758
Total Common Stocks (Cost $150,333,109)			$198,474,801

Exchange Traded Funds - 3.8%		Shares	Value
SPDR S&P 500 ETF Trust		54,075	$7,783,015
Total Exchange Traded Funds (Cost $7,477,914)			$7,783,015

Total Investments - 99.9% (Cost $157,811,023)	(b)		$206,257,816
Other Assets in Excess of Liabilities - 0.1%			187,330
Net Assets - 100.0%			$206,445,146

Percentages are stated as a percent of net assets.
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Strategic Value Portfolio

Schedule of Investments	September 30, 2012 (Unaudited)

Common Stocks - 98.8%		Shares	Value
CONSUMER DISCRETIONARY - 1.0%
McDonald's Corp. (Hotels, Restaurants & Leisure)		28,425	$2,607,994
CONSUMER STAPLES - 23.6%
Coca-Cola Co. / The (Beverages)		47,630	1,806,606
PepsiCo, Inc. (Beverages)		55,500	3,927,735
General Mills, Inc. (Food Products)		75,700	3,016,645
H.J. Heinz Co. (Food Products)		110,775	6,197,861
Kellogg Co. (Food Products)		113,800	5,878,908
Unilever PLC (Food Products)	(a)	162,160	5,920,792
Kimberly-Clark Corp. (Household Products)		61,875	5,307,637
Procter & Gamble Co. / The (Household Products)		87,160	6,045,418
Altria Group, Inc. (Tobacco)		276,200	9,222,318
Lorillard, Inc. (Tobacco)		32,350	3,767,157
Philip Morris International, Inc. (Tobacco)		34,235	3,079,096
Reynolds American, Inc. (Tobacco)		179,220	7,767,395
			61,937,568
ENERGY - 11.8%
Chevron Corp. (Oil, Gas & Consumable Fuels)		25,150	2,931,484
ConocoPhillips (Oil, Gas & Consumable Fuels)		205,905	11,773,648
Royal Dutch Shell PLC (Oil, Gas & Consumable Fuels)	(a)	282,720	10,060,847
Total S.A. (Oil, Gas & Consumable Fuels)	(a)	127,220	6,329,185
			31,095,164
HEALTH CARE - 21.5%
Abbott Laboratories (Pharmaceuticals)		35,250	2,416,740
AstraZeneca PLC (Pharmaceuticals)	(a)	230,000	10,981,379
Bristol-Myers Squibb Co. (Pharmaceuticals)		236,775	7,991,156
Eli Lilly & Co. (Pharmaceuticals)		225,400	10,686,214
GlaxoSmithKline PLC (Pharmaceuticals)	(a)	450,816	10,406,046
Johnson & Johnson (Pharmaceuticals)		113,660	7,832,311
Merck & Co., Inc. (Pharmaceuticals)		140,400	6,332,040
			56,645,886
TELECOMMUNICATION SERVICES - 19.2%
AT&T, Inc. (Diversified Telecom. Svs.)		325,500	12,271,350
BCE, Inc. (Diversified Telecom. Svs.)		94,080	4,138,908
CenturyLink, Inc. (Diversified Telecom. Svs.)		251,325	10,153,530
Verizon Communications, Inc. (Diversified Telecom. Svs.)		234,120	10,668,848
Windstream Corp. (Diversified Telecom. Svs.)		249,105	2,518,452
Vodafone Group PLC - ADR (Wireless Telecom. Svs.)		377,170	10,747,459
			50,498,547
UTILITIES - 21.7%
American Electric Power Co., Inc. (Electric Utilities)		97,100	4,266,574
Duke Energy Corp. (Electric Utilities)		132,706	8,599,349
Exelon Corp. (Electric Utilities)		204,870	7,289,275
PPL Corp. (Electric Utilities)		305,300	8,868,965
Southern Co. / The (Electric Utilities)		163,360	7,529,262
SSE PLC (Electric Utilities)	(a)	357,600	8,046,982
Dominion Resources, Inc. (Multi-Utilities)		29,025	1,536,583
National Grid PLC (Multi-Utilities)	(a)	1,002,100	11,054,056
			57,191,046
Total Common Stocks (Cost $251,395,023)			$259,976,205

Money Market Funds - 1.0%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		2,727,000	$2,727,000
Total Money Market Funds (Cost $2,727,000)			$2,727,000

Total Investments - 99.8% (Cost $254,122,023)	(b)		$262,703,205
Other Assets in Excess of Liabilities - 0.2%			571,090
Net Assets - 100.0%			$263,274,295

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depositary Receipts
Footnotes:
(a) Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price.  These fair value estimates are determined by an independent fair valuation service that has been approved by the Board.  These securities represent $62,799,287, or 23.9% of the Portfolio's net assets.
Other Portfolio securities are not subjected to fair value procedures because they are traded on domestic or foreign exchanges that have close times that are consistent with the U.S. market close, normally 4:00 pm Eastern Time.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	High Income Bond Portfolio

Schedule of Investments	September 30, 2012 (Unaudited)

Corporate Bonds - 96.0%		Rate	Maturity	Face Amount	Value
CONSUMER DISCRETIONARY - 28.1%
Allison Transmission, Inc. (Auto Components)	(b)	7.125%	05/15/2019	$600,000	$646,500
American Axle & Manufacturing, Inc. (Auto Components)		7.750%	11/15/2019	625,000	692,187
American Axle & Manufacturing, Inc. (Auto Components)		6.625%	10/15/2022	275,000	279,812
American Tire Distributors, Inc. (Auto Components)		9.750%	06/01/2017	300,000	321,750
Cooper-Standard Automotive, Inc. (Auto Components)		8.500%	05/01/2018	775,000	842,812
Exide Technologies (Auto Components)		8.625%	02/01/2018	1,400,000	1,219,750
IDQ Holdings, Inc. (Auto Components)	(b)	11.500%	04/01/2017	600,000	640,500
International Automotive Components Group SL (Auto Components)	(b)	9.125%	06/01/2018	1,200,000	1,158,000
J.B. Poindexter & Co., Inc. (Auto Components)	(b)	9.000%	04/01/2022	825,000	829,125
Pittsburgh Glass Works LLC (Auto Components)	(b)	8.500%	04/15/2016	1,100,000	1,028,500
Stoneridge, Inc. (Auto Components)	(b)	9.500%	10/15/2017	725,000	786,625
Tenneco, Inc. (Auto Components)		7.750%	08/15/2018	325,000	355,062
Tenneco, Inc. (Auto Components)		6.875%	12/15/2020	450,000	495,000
Tomkins LLC (Auto Components)		9.000%	10/01/2018	576,000	645,120
Tower Automotive Holdings U.S.A. LLC / T.A. Holdings Finance, Inc. (Auto Components)	(b)	10.625%	09/01/2017	700,000	757,750
UCI International, Inc. (Auto Components)		8.625%	02/15/2019	1,675,000	1,675,000
Chrysler Group LLC / CG Co-Issuer, Inc. (Automobiles)		8.000%	06/15/2019	200,000	213,000
Chrysler Group LLC / CG Co-Issuer, Inc. (Automobiles)		8.250%	06/15/2021	1,050,000	1,123,500
Jaguar Holding Co. II / Jaguar Merger Sub, Inc. (Automobiles)	(b)	9.500%	12/01/2019	1,050,000	1,183,875
Jaguar Land Rover PLC (Automobiles)	(b)	8.125%	05/15/2021	1,025,000	1,121,094
Affinia Group, Inc. (Distributors)	(b)	10.750%	08/15/2016	245,000	266,131
Affinia Group, Inc. (Distributors)		9.000%	11/30/2014	875,000	883,750
Knowledge Learning Corp. (Diversified Consumer Svs.)	(b)	7.750%	02/01/2015	725,000	638,000
Monitronics International, Inc. (Diversified Consumer Svs.)		9.125%	04/01/2020	650,000	679,250
ServiceMaster Co. (Diversified Consumer Svs.)		7.100%	03/01/2018	450,000	438,750
ServiceMaster Co. (Diversified Consumer Svs.)		7.450%	08/15/2027	175,000	146,562
ServiceMaster Co. (Diversified Consumer Svs.)		8.000%	02/15/2020	825,000	878,625
ServiceMaster Co. (Diversified Consumer Svs.)	(b)	7.000%	08/15/2020	575,000	592,250
Affinity Gaming LLC / Affinity Gaming Finance Corp. (Hotels, Restaurants & Leisure)	(b)	9.000%	05/15/2018	975,000	1,016,437
American Casino & Entertainment Properties LLC Corp. (Hotels, Restaurants & Leisure)		11.000%	06/15/2014	900,000	940,500
Ameristar Casinos, Inc. (Hotels, Restaurants & Leisure)		7.500%	04/15/2021	550,000	594,000
Caesars Entertainment Operating Co., Inc. (Hotels, Restaurants & Leisure)		11.250%	06/01/2017	1,575,000	1,701,000
Caesars Operating Escrow LLC / Caesars Escrow Corp. (Hotels, Restaurants & Leisure)	(b)	8.500%	02/15/2020	150,000	150,375
Carlson Wagonlit BV (Hotels, Restaurants & Leisure)	(b)	6.875%	06/15/2019	875,000	923,125
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. (Hotels, Restaurants & Leisure)		9.125%	08/01/2018	800,000	913,000
Chester Downs & Marina LLC (Hotels, Restaurants & Leisure)	(b)	9.250%	02/01/2020	550,000	555,500
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)		5.750%	07/01/2022	175,000	191,625
DineEquity, Inc. (Hotels, Restaurants & Leisure)		9.500%	10/30/2018	1,575,000	1,783,687
Jacobs Entertainment, Inc. (Hotels, Restaurants & Leisure)		9.750%	06/15/2014	975,000	978,656
MGM Resorts International (Hotels, Restaurants & Leisure)		7.500%	06/01/2016	1,450,000	1,558,750
MGM Resorts International (Hotels, Restaurants & Leisure)	(b)	8.625%	02/01/2019	600,000	657,000
MGM Resorts International (Hotels, Restaurants & Leisure)		7.750%	03/15/2022	525,000	551,250
MGM Resorts International (Hotels, Restaurants & Leisure)	(b)	6.750%	10/01/2020	250,000	250,625
NPC International, Inc. / NPC Operating Co. A, Inc. / NPC Operating Co. B, Inc. (Hotels, Restaurants & Leisure)		10.500%	01/15/2020	1,300,000	1,501,500
Rivers Pittsburgh Borrower LP / Rivers Pittsburgh Finance Corp. (Hotels, Restaurants & Leisure)	(b)	9.500%	06/15/2019	700,000	747,250
Seminole Hard Rock Entertainment, Inc. (Hotels, Restaurants & Leisure)	(b)(d)	2.889%	03/15/2014	1,075,000	1,069,625
Seminole Indian Tribe of Florida (Hotels, Restaurants & Leisure)	(b)	7.804%	10/01/2020	1,045,000	1,071,564
Seminole Indian Tribe of Florida (Hotels, Restaurants & Leisure)	(b)	7.750%	10/01/2017	150,000	165,375
Sugarhouse HSP Gaming Prop. Mezz. LP / Sugarhouse HSP Gaming Finance Corp. (Hotels, Restaurants & Leisure)	(b)	8.625%	04/15/2016	925,000	996,687
Hillman Group, Inc. (Household Durables)		10.875%	06/01/2018	975,000	1,053,000
Jarden Corp. (Household Durables)		7.500%	05/01/2017	750,000	862,500
Libbey Glass, Inc. (Household Durables)	(b)	6.875%	05/15/2020	750,000	810,000
Norcraft Cos. LP / Norcraft Finance Corp. (Household Durables)		10.500%	12/15/2015	1,275,000	1,287,750
Sealy Mattress Co. (Household Durables)		8.250%	06/15/2014	1,200,000	1,219,500
Sealy Mattress Co. (Household Durables)	(b)	10.875%	04/15/2016	277,000	303,315
Serta Simmons Holdings LLC (Household Durables)	(b)	8.125%	10/01/2020	625,000	623,437
Yankee Candle Co., Inc. (Household Durables)		9.750%	02/15/2017	1,725,000	1,815,562
YCC Holdings LLC / Yankee Finance, Inc. (Household Durables)	(c)	10.250%	02/15/2016	700,000	728,000
CDW LLC / CDW Finance Corp. (Internet & Catalog Retail)		12.535%	10/12/2017	400,000	429,000
CDW LLC / CDW Finance Corp. (Internet & Catalog Retail)		8.500%	04/01/2019	1,850,000	2,021,125
FGI Operating Co. LLC / FGI Finance, Inc. (Leisure Equip. & Products)	(b)	7.875%	05/01/2020	1,000,000	1,087,500
AMC Networks, Inc. (Media)		7.750%	07/15/2021	575,000	652,625
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)		8.125%	04/30/2020	75,000	85,125
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)		7.875%	04/30/2018	1,025,000	1,114,687
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)		7.000%	01/15/2019	425,000	462,187
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)		6.625%	01/31/2022	500,000	548,750
Cinemark U.S.A., Inc. (Media)		8.625%	06/15/2019	950,000	1,059,250
Cinemark U.S.A., Inc. (Media)		7.375%	06/15/2021	500,000	558,750
Clear Channel Communications, Inc. (Media)		9.000%	03/01/2021	1,450,000	1,297,750
Clear Channel Worldwide Holdings, Inc. (Media)		9.250%	12/15/2017	925,000	1,001,312
Clear Channel Worldwide Holdings, Inc. (Media)		7.625%	03/15/2020	175,000	168,875
Clear Channel Worldwide Holdings, Inc. (Media)		7.625%	03/15/2020	1,200,000	1,176,000
Crown Media Holdings, Inc. (Media)		10.500%	07/15/2019	1,350,000	1,518,750
Cumulus Media Holdings, Inc. (Media)		7.750%	05/01/2019	1,025,000	1,001,937
DISH DBS Corp. (Media)	(b)	4.625%	07/15/2017	200,000	205,500
DISH DBS Corp. (Media)	(b)	5.875%	07/15/2022	900,000	927,000
Entercom Radio LLC (Media)		10.500%	12/01/2019	925,000	1,012,875
Entravision Communications Corp. (Media)		8.750%	08/01/2017	806,000	874,510
Fox Acquisition Sub LLC (Media)	(b)	13.375%	07/15/2016	875,000	941,062
Intelsat Jackson Holdings, S.A. (Media)		11.250%	06/15/2016	1,064,000	1,111,880
Intelsat Jackson Holdings, S.A. (Media)		8.500%	11/01/2019	675,000	764,437
Intelsat Jackson Holdings, S.A. (Media)		7.500%	04/01/2021	450,000	489,375
Intelsat Jackson Holdings, S.A. (Media)		7.250%	04/01/2019	550,000	596,750
Intelsat Jackson Holdings, S.A. (Media)	(b)	7.250%	10/15/2020	150,000	162,000
Intelsat Jackson Holdings, S.A. (Media)	(b)	6.625%	12/15/2022	175,000	174,781
Lamar Media Corp. (Media)		5.875%	02/01/2022	250,000	267,500
Nexstar Broadcasting, Inc. / Mission Broadcasting, Inc. (Media)		8.875%	04/15/2017	550,000	600,875
Nexstar Broadcasting, Inc. (Media)		7.000%	01/15/2014	22,000	22,082
Nexstar Broadcasting, Inc. (Media)		7.000%	01/15/2014	433,346	436,054
Nielsen Finance LLC / Nielsen Finance Co. (Media)		7.750%	10/15/2018	550,000	622,875
ProQuest LLC / ProQuest Notes Co. (Media)	(b)	9.000%	10/15/2018	250,000	233,750
Sirius XM Radio, Inc. (Media)	(b)	5.250%	08/15/2022	700,000	700,000
Sitel LLC / Sitel Finance Corp. (Media)		11.500%	04/01/2018	775,000	565,750
Townsquare Radio LLC / Townsquare Radio, Inc. (Media)	(b)	9.000%	04/01/2019	725,000	783,000
Virgin Media Finance PLC (Media)		9.500%	08/15/2016	259,000	288,137
Visant Corp. (Media)		10.000%	10/01/2017	1,775,000	1,766,125
XM Satellite Radio, Inc. (Media)	(b)	7.625%	11/01/2018	475,000	527,250
Academy Ltd. / Academy Finance Corp. (Specialty Retail)	(b)	9.250%	08/01/2019	1,025,000	1,131,344
Gymboree Corp. (Specialty Retail)		9.125%	12/01/2018	1,125,000	1,075,781
Jo-Ann Stores, Inc. (Specialty Retail)	(b)	8.125%	03/15/2019	1,775,000	1,819,375
Limited Brands, Inc. (Specialty Retail)		5.625%	02/15/2022	575,000	622,437
Michaels Stores, Inc. (Specialty Retail)		7.750%	11/01/2018	1,100,000	1,185,250
Michaels Stores, Inc. (Specialty Retail)	(b)	7.750%	11/01/2018	150,000	161,250
Party City Holdings, Inc. (Specialty Retail)	(b)	8.875%	08/01/2020	925,000	989,750
Penske Automotive Group, Inc. (Specialty Retail)	(b)	5.750%	10/01/2022	300,000	309,000
Petco Animal Supplies, Inc. (Specialty Retail)	(b)	9.250%	12/01/2018	1,350,000	1,505,250
Sally Holdings LLC , Inc. (Specialty Retail)		5.750%	06/01/2022	125,000	133,750
Sally Holdings LLC , Inc. (Specialty Retail)		6.875%	11/15/2019	700,000	782,250
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	(b)	6.125%	10/15/2020	250,000	258,750
					85,790,253
CONSUMER STAPLES - 4.4%
Constellation Brands, Inc. (Beverages)		6.000%	05/01/2022	725,000	828,312
U.S. Foodservice (Food & Staples Retailing)	(b)	8.500%	06/30/2019	1,600,000	1,676,000
Darling International, Inc. (Food Products)		8.500%	12/15/2018	125,000	142,969
Dean Foods Co. (Food Products)		7.000%	06/01/2016	1,200,000	1,302,000
Dean Foods Co. (Food Products)		9.750%	12/15/2018	975,000	1,116,375
Del Monte Corp. (Food Products)		7.625%	02/15/2019	1,700,000	1,757,375
Michael Foods Group, Inc. (Food Products)		9.750%	07/15/2018	1,975,000	2,212,000
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp. (Food Products)		9.250%	04/01/2015	662,000	680,205
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp. (Food Products)		8.250%	09/01/2017	500,000	544,375
Smithfield Foods, Inc. (Food Products)		6.625%	08/15/2022	900,000	936,000
Spectrum Brands Holdings, Inc. (Household Products)	(b)	9.500%	06/15/2018	150,000	169,875
Spectrum Brands, Inc. (Household Products)	(b)	6.750%	03/15/2020	850,000	880,812
Prestige Brands, Inc. (Personal Products)		8.250%	04/01/2018	825,000	911,625
Prestige Brands, Inc. (Personal Products)		8.125%	02/01/2020	175,000	196,000
					13,353,923
ENERGY - 10.6%
Basic Energy Services, Inc. (Energy Equip. & Svs.)		7.125%	04/15/2016	850,000	862,750
Basic Energy Services, Inc. (Energy Equip. & Svs.)		7.750%	02/15/2019	425,000	437,750
Chaparral Energy, Inc. (Energy Equip. & Svs.)		9.875%	10/01/2020	1,075,000	1,220,125
Chaparral Energy, Inc. (Energy Equip. & Svs.)	(b)	7.625%	11/15/2022	125,000	131,875
Cie Generale de Geophysique - Veritas (Energy Equip. & Svs.)		7.750%	05/15/2017	1,100,000	1,144,687
Cie Generale de Geophysique - Veritas (Energy Equip. & Svs.)		9.500%	05/15/2016	400,000	434,000
Crosstex Energy LP / Crosstex Energy Finance Corp. (Energy Equip. & Svs.)		8.875%	02/15/2018	975,000	1,045,078
Drill Rigs Holdings, Inc. (Energy Equip. & Svs.)	(b)	6.500%	10/01/2017	200,000	199,250
Forbes Energy Services Ltd. (Energy Equip. & Svs.)		9.000%	06/15/2019	900,000	877,500
PHI, Inc. (Energy Equip. & Svs.)		8.625%	10/15/2018	850,000	894,625
SESI LLC (Energy Equip. & Svs.)		6.375%	05/01/2019	275,000	295,625
SESI, LLC (Energy Equip. & Svs.)		7.125%	12/15/2021	250,000	277,500
Access Midstream Partners LP / ACMP Finance Corp. (Oil, Gas & Consumable Fuels)		6.125%	07/15/2022	525,000	557,812
ATP Oil & Gas Corp. (Acquired 04/19/2010 through 02/11/2011, Cost $727,229)(Oil, Gas & Consumable Fuels)	(e)	11.875%	05/01/2015	775,000	151,125
Berry Petroleum Co. (Oil, Gas & Consumable Fuels)		6.750%	11/01/2020	150,000	160,500
Berry Petroleum Co. (Oil, Gas & Consumable Fuels)		6.375%	09/15/2022	275,000	290,812
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)		6.875%	11/15/2020	425,000	450,500
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)		6.875%	08/15/2018	325,000	339,625
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)		6.775%	03/15/2019	1,225,000	1,229,594
Chesapeake Oilfield Operating LLC / Chesapeake Oilfield Finance, Inc. (Oil, Gas & Consumable Fuels)	(b)	6.625%	11/15/2019	550,000	530,750
Coffeyville Resources LLC / Coffeyville Finance, Inc. (Oil, Gas & Consumable Fuels)	(b)	10.875%	04/01/2017	375,000	421,875
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)		7.750%	04/01/2019	550,000	555,500
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)		9.500%	06/15/2020	525,000	565,687
Concho Resources, Inc. (Oil, Gas & Consumable Fuels)		7.000%	01/15/2021	525,000	590,625
Concho Resources, Inc. (Oil, Gas & Consumable Fuels)		5.500%	04/01/2023	300,000	313,875
Copano Energy LLC / Copano Energy Finance Corp. (Oil, Gas & Consumable Fuels)		7.125%	04/01/2021	700,000	735,000
Denbury Resources, Inc. (Oil, Gas & Consumable Fuels)		8.250%	02/15/2020	273,000	309,172
El Paso LLC (Oil, Gas & Consumable Fuels)		7.250%	06/01/2018	225,000	260,218
El Paso LLC (Oil, Gas & Consumable Fuels)		6.500%	09/15/2020	375,000	422,877
Energy Transfer Equity LP (Oil, Gas & Consumable Fuels)		7.500%	10/15/2020	1,750,000	1,995,000
Energy XXI Gulf Coast, Inc. (Oil, Gas & Consumable Fuels)		9.250%	12/15/2017	725,000	817,437
Energy XXI Gulf Coast, Inc. (Oil, Gas & Consumable Fuels)		7.750%	06/15/2019	200,000	213,000
Everest Acquisition LLC / Everest Acquisition Finance, Inc. (Oil, Gas & Consumable Fuels)	(b)	9.375%	05/01/2020	950,000	1,036,687
Everest Acquisition LLC / Everest Acquisition Finance, Inc. (Oil, Gas & Consumable Fuels)	(b)	6.875%	05/01/2019	250,000	267,812
Forest Oil Corp. (Oil, Gas & Consumable Fuels)		7.250%	06/15/2019	975,000	972,562
Forest Oil Corp. (Oil, Gas & Consumable Fuels)	(b)	7.500%	09/15/2020	400,000	397,500
Halcon Resources Corp. (Oil, Gas & Consumable Fuels)	(b)	9.750%	07/15/2020	625,000	640,625
Holly Energy Partners LP / Holly Energy Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	6.500%	03/01/2020	475,000	499,937
Linn Energy LLC / Linn Energy Finance Corp. (Oil, Gas & Consumable Fuels)		8.625%	04/15/2020	750,000	825,000
Linn Energy LLC / Linn Energy Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	6.500%	05/15/2019	50,000	50,250
Linn Energy LLC / Linn Energy Finance Corp. (Oil, Gas & Consumable Fuels)		7.750%	02/01/2021	500,000	531,250
Lone Pine Resources Canada Ltd. (Oil, Gas & Consumable Fuels)	(b)	10.375%	02/15/2017	425,000	380,375
MarkWest Energy Partners LP / MarkWest Energy Finance Corp. (Oil, Gas & Consumable Fuels)		5.500%	02/15/2023	600,000	630,000
Oasis Petroleum, Inc. (Oil, Gas & Consumable Fuels)		6.500%	11/01/2021	750,000	795,000
Oasis Petroleum, Inc. (Oil, Gas & Consumable Fuels)		6.875%	01/15/2023	300,000	319,500
Penn Virginia Resource Partners LP / Penn Virginia Resource Finance Corp. II (Oil, Gas & Consumable Fuels)	(b)	8.375%	06/01/2020	550,000	570,625
Penn Virginia Resource Partners LP / Penn Virginia Resource Finance Corp. (Oil, Gas & Consumable Fuels)		8.250%	04/15/2018	300,000	311,250
Plains Exploration & Production Co. (Oil, Gas & Consumable Fuels)		6.750%	02/01/2022	575,000	586,500
Plains Exploration & Production Co. (Oil, Gas & Consumable Fuels)		6.125%	06/15/2019	300,000	303,750
Regency Energy Partners LP / Regency Energy Finance Corp. (Oil, Gas & Consumable Fuels)		6.875%	12/01/2018	275,000	294,937
Regency Energy Partners LP / Regency Energy Finance Corp. (Oil, Gas & Consumable Fuels)		9.375%	06/01/2016	389,000	426,441
Regency Energy Partners LP / Regency Energy Finance Corp. (Oil, Gas & Consumable Fuels)		5.500%	04/15/2023	175,000	177,406
SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels)		7.500%	03/15/2021	325,000	336,375
SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels)	(b)	8.125%	10/15/2022	775,000	826,344
SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels)	(b)	7.500%	02/15/2023	200,000	206,500
Southern Star Central Corp. (Oil, Gas & Consumable Fuels)		6.750%	03/01/2016	225,000	229,781
Targa Resources Partners LP / Targa Resources Partners Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	6.375%	08/01/2022	250,000	266,250
Targa Resources Partners LP / Targa Resources Partners Finance Corp. (Oil, Gas & Consumable Fuels)		6.875%	02/01/2021	200,000	218,000
Tesoro Logistics LP / Tesoro Logistics Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	5.875%	10/01/2020	225,000	231,187
Vanguard Natural Resources LLC / VNR Finance Corp. (Oil, Gas & Consumable Fuels)		7.875%	04/01/2020	375,000	378,281
W&T Offshore, Inc. (Oil, Gas & Consumable Fuels)		8.500%	06/15/2019	775,000	848,625
					32,290,499
FINANCIALS - 4.8%
Neuberger Berman Group LLC / Neuberger Berman Finance Corp. (Capital Markets)	(b)	5.875%	03/15/2022	325,000	349,375
Neuberger Berman Group LLC / Neuberger Berman Finance Corp. (Capital Markets)	(b)	5.625%	03/15/2020	250,000	267,500
Nuveen Investments, Inc. (Capital Markets)	(b)	9.500%	10/15/2020	1,300,000	1,300,000
CIT Group, Inc. (Commercial Banks)	(b)	6.625%	04/01/2018	275,000	313,500
CIT Group, Inc. (Commercial Banks)		5.250%	03/15/2018	675,000	727,312
CIT Group, Inc. (Commercial Banks)		5.375%	05/15/2020	225,000	244,687
CIT Group, Inc. (Commercial Banks)		5.000%	05/15/2017	575,000	616,687
CIT Group, Inc. (Commercial Banks)		4.250%	08/15/2017	600,000	625,668
Ally Financial, Inc. (Consumer Finance)		8.000%	11/01/2031	225,000	263,475
Ally Financial, Inc. (Consumer Finance)		8.300%	02/12/2015	2,425,000	2,691,750
Ally Financial, Inc. (Consumer Finance)		8.000%	03/15/2020	375,000	440,625
Ally Financial, Inc. (Consumer Finance)		7.500%	09/15/2020	775,000	892,219
Ally Financial, Inc. (Consumer Finance)		6.250%	12/01/2017	300,000	325,601
Ally Financial, Inc. (Consumer Finance)		5.500%	02/15/2017	250,000	261,574
Ford Motor Credit Co. LLC (Consumer Finance)		8.000%	12/15/2016	625,000	748,628
Ford Motor Credit Co. LLC (Consumer Finance)		5.000%	05/15/2018	325,000	355,622
Ford Motor Credit Co. LLC (Consumer Finance)		4.250%	02/03/2017	550,000	585,116
Express LLC / Express Finance Corp. (Diversified Financial Svs.)		8.750%	03/01/2018	250,000	275,000
Interactive Data Corp. (Diversified Financial Svs.)		10.250%	08/01/2018	1,150,000	1,293,750
TransUnion Holding Co., Inc. (Diversified Financial Svs.)	(b)(c)	9.625%	06/15/2018	1,125,000	1,231,875
Reliance Intermediate Holdings LP (Insurance)	(b)	9.500%	12/15/2019	550,000	632,500
Host Hotels & Resorts LP (Real Estate Investment Trusts)		6.750%	06/01/2016	81,000	83,633
					14,526,097
HEALTH CARE - 10.0%
Grifols, Inc. (Biotechnology)		8.250%	02/01/2018	1,050,000	1,165,500
Biomet, Inc. (Health Care Equip. & Supplies)		11.625%	10/15/2017	2,091,000	2,229,529
Biomet, Inc. (Health Care Equip. & Supplies)	(b)	6.500%	08/01/2020	1,175,000	1,220,531
Biomet, Inc. (Health Care Equip. & Supplies)	(b)	6.500%	10/01/2020	825,000	812,625
DJO Finance LLC / DJO Finance Corp. (Health Care Equip. & Supplies)		9.750%	10/15/2017	250,000	213,750
DJO Finance LLC / DJO Finance Corp. (Health Care Equip. & Supplies)		7.750%	04/15/2018	1,300,000	1,192,750
DJO Finance LLC / DJO Finance Corp. (Health Care Equip. & Supplies)	(b)	8.750%	03/15/2018	75,000	80,156
DJO Finance LLC / DJO Finance Corp. (Health Care Equip. & Supplies)	(b)	9.875%	04/15/2018	625,000	620,313
Hologic, Inc. (Health Care Equip. & Supplies)	(b)	6.250%	08/01/2020	525,000	559,125
VWR Funding, Inc. (Health Care Equip. & Supplies)	(b)	7.250%	09/15/2017	1,600,000	1,627,000
CDRT Holding Corp. (Health Care Providers & Svs.)	(b)(c)	9.250%	10/01/2017	1,050,000	1,018,500
CRC Health Corp. (Acquired 01/25/2006 through 04/30/2012, Cost $592,557)(Health Care Providers & Svs.)	(f)	10.750%	02/01/2016	650,000	607,750
DaVita, Inc. (Health Care Providers & Svs.)		5.750%	08/15/2022	225,000	235,125
Emergency Medical Services Corp. (Health Care Providers & Svs.)		8.125%	06/01/2019	1,600,000	1,704,000
HCA Holdings, Inc. (Health Care Providers & Svs.)		7.750%	05/15/2021	1,725,000	1,888,875
HCA, Inc. (Health Care Providers & Svs.)		7.500%	11/06/2033	225,000	221,625
HCA, Inc. (Health Care Providers & Svs.)		7.875%	02/15/2020	275,000	310,406
HCA, Inc. (Health Care Providers & Svs.)		9.875%	02/15/2017	145,000	156,600
HCA, Inc. (Health Care Providers & Svs.)		7.500%	02/15/2022	2,725,000	3,099,688
HCA, Inc. (Health Care Providers & Svs.)		6.500%	02/15/2020	550,000	613,250
IASIS Healthcare LLC / IASIS Capital Corp. (Health Care Providers & Svs.)		8.375%	05/15/2019	1,450,000	1,392,000
Multiplan, Inc. (Health Care Providers & Svs.)	(b)	9.875%	09/01/2018	1,700,000	1,887,000
Omnicare, Inc. (Health Care Providers & Svs.)		7.750%	06/01/2020	625,000	690,625
Physiotherapy Associates Holdings, Inc. (Health Care Providers & Svs.)	(b)	11.875%	05/01/2019	725,000	746,750
PSS World Medical, Inc. (Health Care Providers & Svs.)		6.375%	03/01/2022	450,000	480,938
Truven Health Analytics, Inc. (Health Care Providers & Svs.)	(b)	10.625%	06/01/2020	700,000	752,500
United Surgical Partners International, Inc. (Health Care Providers & Svs.)	(b)	9.000%	04/01/2020	850,000	926,500
Universal Hospital Services, Inc. (Health Care Providers & Svs.)	(d)	4.111%	06/01/2015	150,000	149,250
Universal Hospital Services, Inc. (Health Care Providers & Svs.)	(b)	7.625%	08/15/2020	600,000	627,000
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc. (Health Care Providers & Svs.)		8.000%	02/01/2018	1,625,000	1,742,813
Emdeon, Inc. (Health Care Technology)	(b)	11.000%	12/31/2019	800,000	912,000
Legend Acquisition Sub, Inc. (Health Care Technology)	(b)	10.750%	08/15/2020	625,000	615,625
					30,500,099
INDUSTRIALS - 12.3%
B/E Aerospace, Inc. (Aerospace & Defense)		5.250%	04/01/2022	575,000	599,438
Sequa Corp. (Aerospace & Defense)	(b)	11.750%	12/01/2015	575,000	606,625
Sequa Corp. (Aerospace & Defense)	(b)	13.500%	12/01/2015	433,054	461,203
TransDigm, Inc. (Aerospace & Defense)		7.750%	12/15/2018	1,200,000	1,332,000
Building Materials Corp. of America (Building Products)	(b)	7.500%	03/15/2020	225,000	247,500
Building Materials Corp. of America (Building Products)	(b)	6.750%	05/01/2021	375,000	411,563
Masonite International Corp. (Building Products)	(b)	8.250%	04/15/2021	1,000,000	1,060,000
Nortek, Inc. (Building Products)		10.000%	12/01/2018	600,000	666,000
Nortek, Inc. (Building Products)		8.500%	04/15/2021	1,025,000	1,096,750
Ply Gem Industries, Inc. (Building Products)		8.250%	02/15/2018	1,125,000	1,179,844
Ply Gem Industries, Inc. (Building Products)	(b)	9.375%	04/15/2017	175,000	176,313
RBS Global, Inc. / Rexnord LLC (Building Products)		8.500%	05/01/2018	1,075,000	1,190,563
Roofing Supply Group LLC / Roofing Supply Finance, Inc. (Building Products)	(b)	10.000%	06/01/2020	700,000	766,500
Thermon Industries, Inc. (Building Products)		9.500%	05/01/2017	334,000	373,663
ADS Waste Holdings, Inc. (Commercial Svs. & Supplies)	(b)	8.250%	10/01/2020	325,000	332,313
Altegrity, Inc. (Acquired 06/10/2009 through 02/08/2011, Cost $436,861)(Commercial Svs. & Supplies)	(b)(f)	11.750%	05/01/2016	450,000	378,000
ARAMARK Corp. (Commercial Svs. & Supplies)		8.500%	02/01/2015	950,000	973,760
ARAMARK Corp. (Commercial Svs. & Supplies)	(d)	3.945%	02/01/2015	150,000	150,000
ARAMARK Holdings Corp. (Commercial Svs. & Supplies)	(b)(c)	8.625%	05/01/2016	1,125,000	1,155,949
Garda World Security Corp. (Commercial Svs. & Supplies)	(b)	9.750%	03/15/2017	1,200,000	1,266,000
International Lease Finance Corp. (Commercial Svs. & Supplies)		8.250%	12/15/2020	275,000	327,938
International Lease Finance Corp. (Commercial Svs. & Supplies)		8.625%	09/15/2015	450,000	514,125
International Lease Finance Corp. (Commercial Svs. & Supplies)		8.750%	03/15/2017	2,075,000	2,438,125
International Lease Finance Corp. (Commercial Svs. & Supplies)		5.750%	05/15/2016	250,000	266,311
International Lease Finance Corp. (Commercial Svs. & Supplies)		5.875%	08/15/2022	700,000	724,487
Iron Mountain, Inc. (Commercial Svs. & Supplies)		7.750%	10/01/2019	525,000	593,250
Iron Mountain, Inc. (Commercial Svs. & Supplies)		5.750%	08/15/2024	200,000	201,500
Maxim Crane Works LP / Maxim Finance Corp. (Commercial Svs. & Supplies)	(b)	12.250%	04/15/2015	625,000	640,625
SGS International, Inc. (Commercial Svs. & Supplies)		12.000%	12/15/2013	823,000	834,316
U.R. Merger Sub Corp. (Commercial Svs. & Supplies)		10.250%	11/15/2019	625,000	715,625
U.R. Merger Sub Corp. (Commercial Svs. & Supplies)		8.375%	09/15/2020	1,325,000	1,424,375
U.R. Merger Sub Corp. (Commercial Svs. & Supplies)		8.250%	02/01/2021	200,000	220,500
U.R. Financing Escrow Corp. (Commercial Svs. & Supplies)	(b)	7.375%	05/15/2020	100,000	107,750
West Corp. (Commercial Svs. & Supplies)		7.875%	01/15/2019	400,000	414,000
Belden, Inc. (Electrical Equip.)	(b)	5.500%	09/01/2022	675,000	693,563
CommScope, Inc. (Electrical Equip.)	(b)	8.250%	01/15/2019	1,425,000	1,546,125
General Cable Corp. (Electrical Equip.)		7.125%	04/01/2017	600,000	621,000
General Cable Corp. (Electrical Equip.)	(b)	5.750%	10/01/2022	650,000	663,000
International Wire Group Holdings, Inc. (Electrical Equip.)	(b)	9.750%	04/15/2015	625,000	659,375
Viasystems, Inc. (Electrical Equip.)	(b)	7.875%	05/01/2019	725,000	725,000
Amsted Industries, Inc. (Machinery)	(b)	8.125%	03/15/2018	200,000	217,000
Dynacast International LLC / Dynacast Finance, Inc. (Machinery)		9.250%	07/15/2019	825,000	874,500
Mcron Finance Sub. LLC / Mcron Finance Corp. (Machinery)	(b)	8.375%	05/15/2019	425,000	439,875
Meritor, Inc. (Machinery)		10.625%	03/15/2018	375,000	397,500
Mueller Water Products, Inc. (Machinery)		7.375%	06/01/2017	675,000	695,250
Mueller Water Products, Inc. (Machinery)		8.750%	09/01/2020	540,000	612,900
Schaeffler Finance BV (Machinery)	(b)	8.500%	02/15/2019	875,000	984,375
Schaeffler Finance BV (Machinery)	(b)	7.750%	02/15/2017	475,000	527,250
Stena AB (Marine)		7.000%	12/01/2016	175,000	175,000
Hertz Corp. / The (Road & Rail)		7.500%	10/15/2018	100,000	108,500
Hertz Corp. / The (Road & Rail)		6.750%	04/15/2019	1,025,000	1,086,500
Interline Brands, Inc. (Trading Companies & Distributors)		7.500%	11/15/2018	700,000	761,250
Isabelle Acquisition Sub, Inc. (Trading Companies & Distributors)	(b)(c)	10.000%	11/15/2018	875,000	952,656
Rexel SA (Trading Companies & Distributors)	(b)	6.125%	12/15/2019	1,000,000	1,033,750
					37,621,280
INFORMATION TECHNOLOGY - 11.5%
MMI International Ltd. (Computers & Peripherals)	(b)	8.000%	03/01/2017	250,000	261,250
NCR Corp. (Computers & Peripherals)	(b)	5.000%	07/15/2022	275,000	279,125
Seagate HDD Cayman (Computers & Peripherals)		6.875%	05/01/2020	375,000	401,719
Seagate HDD Cayman (Computers & Peripherals)		7.750%	12/15/2018	400,000	444,000
Seagate HDD Cayman (Computers & Peripherals)		7.000%	11/01/2021	300,000	322,500
Seagate Technology HDD Holdings (Computers & Peripherals)		6.800%	10/01/2016	575,000	639,688
Anixter, Inc. (Electronic Equip., Instr. & Comp.)		5.625%	05/01/2019	250,000	262,500
Cleaver-Brooks, Inc. (Electronic Equip., Instr. & Comp.)	(b)	12.250%	05/01/2016	975,000	1,050,563
Kemet Corp. (Electronic Equip., Instr. & Comp.)		10.500%	05/01/2018	1,250,000	1,275,000
Compucom Systems, Inc. (IT Svs.)	(b)	12.500%	10/01/2015	1,425,000	1,485,563
CoreLogic, Inc. (IT Svs.)		7.250%	06/01/2021	1,125,000	1,223,438
Fidelity National Information Services, Inc. (IT Svs.)		7.875%	07/15/2020	125,000	140,313
Fidelity National Information Services, Inc. (IT Svs.)		7.625%	07/15/2017	1,025,000	1,127,500
First Data Corp. (IT Svs.)	(b)(c)	8.750%	01/15/2022	2,525,000	2,556,563
First Data Corp. (IT Svs.)	(b)	8.250%	01/15/2021	475,000	476,188
iGATE Corp. (IT Svs.)		9.000%	05/01/2016	1,050,000	1,157,625
Lender Processing Services, Inc. (IT Svs.)		8.125%	07/01/2016	1,400,000	1,470,000
Lender Processing Services, Inc. (IT Svs.)		5.750%	4/15/2023	1,200,000	1,260,000
Mantech International Corp. (IT Svs.)		7.250%	04/15/2018	200,000	212,000
Stream Global Services, Inc. (IT Svs.)		11.250%	10/01/2014	575,000	600,875
SunGard Data Systems, Inc. (IT Svs.)		10.250%	08/15/2015	900,000	924,750
SunGard Data Systems, Inc. (IT Svs.)		7.625%	11/15/2020	200,000	218,000
SunGard Data Systems, Inc. (IT Svs.)		7.375%	11/15/2018	175,000	188,563
Advanced Micro Devices, Inc. (Semiconductors & Equip.)		8.125%	12/15/2017	725,000	766,746
Advanced Micro Devices, Inc. (Semiconductors & Equip.)		7.750%	08/01/2020	675,000	688,500
Freescale Semiconductor, Inc. (Semiconductors & Equip.)	(b)	9.250%	04/15/2018	725,000	792,063
Freescale Semiconductor, Inc. (Semiconductors & Equip.)		10.750%	08/01/2020	825,000	897,188
MagnaChip Semiconductor SA / MagnaChip Semiconductor Finance Co. (Semiconductors & Equip.)		10.500%	04/15/2018	925,000	1,045,250
Spansion LLC (Semiconductors & Equip.)		7.875%	11/15/2017	1,200,000	1,194,000
Allen Systems Group, Inc. (Acquired 11/12/2010 through 02/28/2012, Cost $1,268,093)(Software)	(b)(f)	10.500%	11/15/2016	1,275,000	841,500
Aspect Software, Inc. (Software)		10.625%	05/15/2017	1,100,000	1,135,750
Audatex North America, Inc. (Software)	(b)	6.750%	06/15/2018	1,275,000	1,367,438
Epicor Software Corp. (Software)		8.625%	05/01/2019	1,525,000	1,616,500
Lawson Software, Inc. (Software)	(b)	11.500%	07/15/2018	1,575,000	1,803,375
Lawson Software, Inc. (Software)	(b)	9.375%	04/01/2019	675,000	752,625
Nuance Communications, Inc. (Software)	(b)	5.375%	08/15/2020	300,000	311,250
Serena Software, Inc. (Software)		10.375%	03/15/2016	925,000	950,438
Sophia LP / Sophia Finance, Inc. (Software)	(b)	9.750%	01/15/2019	1,200,000	1,296,000
SSI Investments II Ltd. / SSI Co-Issuer LLC (Software)		11.125%	06/01/2018	1,400,000	1,589,000
					35,025,346
MATERIALS - 7.5%
Ferro Corp. (Chemicals)		7.875%	08/15/2018	1,175,000	1,139,750
Hexion U.S. Finance Corp. / Hexion Nova Scotia Finance ULC (Chemicals)		8.875%	02/01/2018	900,000	929,250
Hexion U.S. Finance Corp. / Hexion Nova Scotia Finance ULC (Chemicals)		9.000%	11/15/2020	650,000	583,375
Huntsman International LLC (Chemicals)		5.500%	06/30/2016	725,000	730,438
Huntsman International LLC (Chemicals)		8.625%	03/15/2020	325,000	368,875
Koppers, Inc. (Chemicals)		7.875%	12/01/2019	575,000	633,938
Momentive Performance Materials, Inc. (Chemicals)		9.000%	01/15/2021	575,000	419,750
Momentive Performance Materials, Inc. (Chemicals)	(b)	10.000%	10/15/2020	600,000	607,500
OMNOVA Solutions, Inc. (Chemicals)		7.875%	11/01/2018	975,000	989,625
OXEA Finance & Cy SCA (Chemicals)	(b)	9.500%	07/15/2017	727,000	797,883
Scotts Miracle-Gro Co. / The (Chemicals)		6.625%	12/15/2020	550,000	595,375
Union Carbide Corp. (Chemicals)		7.875%	04/01/2023	100,000	125,007
Ardagh Packaging Finance Plc (Containers & Packaging)	(b)	9.125%	10/15/2020	1,200,000	1,278,000
Ardagh Packaging Finance Plc / Ardagh MP Holdings U.S.A., Inc. (Containers & Packaging)	(b)	9.125%	10/15/2020	225,000	238,500
Berry Plastics Corp. (Containers & Packaging)		9.500%	05/15/2018	550,000	606,375
BWAY Holding Co. (Containers & Packaging)		10.000%	06/15/2018	900,000	1,017,000
BWAY Parent Co., Inc. (Containers & Packaging)	(c)	10.125%	11/01/2015	674,955	715,452
Crown Americas LLC / Crown Americas Capital Corp. II (Containers & Packaging)		7.625%	05/15/2017	75,000	80,625
Graphic Packaging International, Inc. (Containers & Packaging)		9.500%	06/15/2017	950,000	1,045,000
Greif, Inc. (Containers & Packaging)		7.750%	08/01/2019	475,000	551,000
Packaging Dynamics Corp. (Containers & Packaging)	(b)	8.750%	02/01/2016	950,000	1,007,000
Pactiv LLC (Containers & Packaging)		7.950%	12/15/2025	225,000	182,250
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC (Containers & Packaging)		8.500%	05/15/2018	775,000	790,500
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC (Containers & Packaging)		9.000%	04/15/2019	675,000	691,875
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC (Containers & Packaging)		8.250%	02/15/2021	1,650,000	1,645,875
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC (Containers & Packaging)		9.875%	08/15/2019	1,275,000	1,362,656
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC (Containers & Packaging)		7.125%	04/15/2019	175,000	185,500
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC (Containers & Packaging)	(b)	5.750%	10/15/2020	1,000,000	1,001,250
Sealed Air Corp. (Containers & Packaging)	(b)	8.375%	09/15/2021	1,350,000	1,518,750
Compass Minerals International, Inc. (Metals & Mining)		8.000%	06/01/2019	275,000	298,375
Clearwater Paper Corp. (Paper & Forest Products)		10.625%	06/15/2016	125,000	138,438
Clearwater Paper Corp. (Paper & Forest Products)		7.125%	11/01/2018	125,000	136,563
Longview Fibre Paper & Packaging, Inc. (Paper & Forest Products)	(b)	8.000%	06/01/2016	650,000	680,875
					23,092,625
TELECOMMUNICATION SERVICES - 5.0%
GXS Worldwide, Inc. (Diversified Telecom. Svs.)		9.750%	06/15/2015	625,000	646,875
Level 3 Communications, Inc. (Diversified Telecom. Svs.)	(b)	8.875%	06/01/2019	100,000	105,375
Level 3 Financing, Inc. (Diversified Telecom. Svs.)		8.125%	07/01/2019	925,000	987,438
Level 3 Financing, Inc. (Diversified Telecom. Svs.)		8.625%	07/15/2020	275,000	298,031
Level 3 Financing, Inc. (Diversified Telecom. Svs.)	(b)	7.000%	06/01/2020	425,000	430,844
tw telecom holdings, Inc. (Diversified Telecom. Svs.)	(b)	5.375%	10/01/2022	350,000	358,313
Windstream Corp. (Diversified Telecom. Svs.)		8.125%	09/01/2018	650,000	705,250
Digicel Group Ltd. (Wireless Telecom. Svs.)	(b)	8.250%	09/30/2020	1,575,000	1,661,625
Digicel Ltd. (Wireless Telecom. Svs.)	(b)	12.000%	04/01/2014	650,000	728,000
Digicel Ltd. (Wireless Telecom. Svs.)	(b)	8.250%	09/01/2017	675,000	735,750
MetroPCS Wireless, Inc. (Wireless Telecom. Svs.)		7.875%	09/01/2018	925,000	1,003,625
MetroPCS Wireless, Inc. (Wireless Telecom. Svs.)		6.625%	11/15/2020	875,000	919,844
Sprint Capital Corp. (Wireless Telecom. Svs.)		6.875%	11/15/2028	1,100,000	1,017,500
Sprint Capital Corp. (Wireless Telecom. Svs.)		6.900%	05/01/2019	2,500,000	2,606,250
Sprint Nextel Corp. (Wireless Telecom. Svs.)	(b)	9.000%	11/15/2018	1,025,000	1,232,563
Sprint Nextel Corp. (Wireless Telecom. Svs.)	(b)	7.000%	03/01/2020	350,000	392,875
Syniverse Holdings, Inc. (Wireless Telecom. Svs.)		9.125%	01/15/2019	1,400,000	1,512,000
					15,342,158
UTILITIES - 1.8%
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc. (Electric Utilities)		10.000%	12/01/2020	500,000	565,000
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc. (Electric Utilities)	(b)	11.750%	03/01/2022	625,000	667,188
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc. (Electric Utilities)	(b)	6.875%	08/15/2017	150,000	156,000
Texas Competitive Electric Holdings Co. LLC / TCEH Finance, Inc. (Electric Utilities)	(b)	11.500%	10/01/2020	125,000	98,438
Suburban Propane Partners LP / Suburban Energy Finance Corp. (Gas Utilities)	(b)	7.500%	10/01/2018	211,000	226,825
Suburban Propane Partners LP / Suburban Energy Finance Corp. (Gas Utilities)	(b)	7.375%	08/01/2021	506,000	542,685
Calpine Corp. (Ind. Power Prod. & Energy Traders)	(b)	7.500%	02/15/2021	925,000	1,003,625
NRG Energy, Inc. (Ind. Power Prod. & Energy Traders)		8.250%	09/01/2020	750,000	821,250
NRG Energy, Inc. (Ind. Power Prod. & Energy Traders)		7.875%	05/15/2021	475,000	518,938
NRG Energy, Inc. (Ind. Power Prod. & Energy Traders)		7.625%	05/15/2019	700,000	745,500
FPL Energy National Wind Portfolio LLC (Acquired 05/27/2009, Cost $125,659)(Multi-Utilities)	(b)(f)	6.125%	03/25/2019	145,275	114,572
					5,460,021
Total Corporate Bonds (Cost $277,656,575)					$293,002,301

Common Stocks - 0.0%				Shares	Value
CONSUMER DISCRETIONARY - 0.0%
General Motors Co. (Automobiles)	(a)			4,443	$101,078
Total Common Stocks (Cost $415,829)					$101,078

Preferred Stocks - 0.1%				Shares	Value
FINANCIALS - 0.1%
Ally Financial, Inc. (Consumer Finance)	(b)			346	$323,694
Total Preferred Stocks (Cost $0)					$323,694

Warrants - 0.0%				Quantity	Value
CONSUMER DISCRETIONARY - 0.0%
General Motors Co. (Automobiles) Expiration: 07/10/16, Exercise Price: $10.00	(a)			4,039	$55,657
General Motors Co. (Automobiles) Expiration: 07/10/19, Exercise Price: $18.33	(a)			4,039	33,362
Total Warrants (Cost $476,540)					$89,019

Other - 0.0%				Shares	Value
CONSUMER DISCRETIONARY - 0.0%
Motors Liquidation Co. GUC Trust (Automobiles)	(a)			1,116	$18,749
Total Other (Cost $0)					$18,749

Money Market Funds - 3.1%				Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I				9,427,000	$9,427,000
Total Money Market Funds (Cost $9,427,000)					$9,427,000

Total Investments (Cost $287,975,944) - 99.2%	(g)				$302,961,841
Other Assets in Excess of Liabilities - 0.8%					2,340,536
Net Assets - 100.0%					$305,302,377

Percentages are stated as a percent of net assets.
Footnotes:
(a) Non-income producing security.
(b) Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt form registration, normally to qualified buyers under Rule 144A. At September 30, 2012, the value of these securities totaled $102,024,074, or 33.4% of the Portfolio's net assets. Unless also noted with (f), as defined below, these securities were deemed liquid pursuant to procedures approved by the Board of Directors.
(c) Issuer of the security has the option to make coupon payments in cash or in additional par value of this bond. Rate presented is the coupon rate for the cash option.
(d) Security is a variable rate instrument in which the coupon rate is adjusted quarterly, or semi-annually, in concert with U.S. LIBOR. Interest rates stated are those in effect at September 30, 2012.
(e) Represents a security that is in default. Unless noted by (f), as defined below, these securities were deemed liquid pursuant to procedures approved by the Board of Directors.
(f) Represents a security deemed to be illiquid. At September 30, 2012, the value of illiquid securities in the Portfolio totaled $1,941,822, or 0.6% of the Portfolio's net assets.
(g) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Capital Growth Portfolio

Schedule of Investments	September 30, 2012 (Unaudited)

Common Stocks - 99.8%		Shares	Value
CONSUMER DISCRETIONARY - 18.8%
Sotheby's (Diversified Consumer Svs.)		13,560	$427,140
Bally Technologies, Inc. (Hotels, Restaurants & Leisure)	(a)	19,796	977,724
BJ's Restaurants, Inc. (Hotels, Restaurants & Leisure)	(a)	14,416	653,766
Orient-Express Hotels Ltd. Class A (Hotels, Restaurants & Leisure)	(a)	42,035	374,112
Pinnacle Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	31,584	386,904
Shuffle Master, Inc. (Hotels, Restaurants & Leisure)	(a)	65,544	1,036,251
Meritage Homes Corp. (Household Durables)	(a)	10,115	384,673
Universal Electronics, Inc. (Household Durables)	(a)	29,117	511,877
Chico's FAS, Inc. (Specialty Retail)		31,355	567,839
Francesca's Holdings Corp. (Specialty Retail)	(a)	12,775	392,576
Genesco, Inc. (Specialty Retail)	(a)	29,755	1,985,551
Sally Beauty Holdings, Inc. (Specialty Retail)	(a)	17,849	447,831
Vitamin Shoppe, Inc. (Specialty Retail)	(a)	24,106	1,405,862
Steven Madden Ltd. (Textiles, Apparel & Luxury Goods)	(a)	18,426	805,585
			10,357,691
CONSUMER STAPLES - 2.4%
Fresh Market, Inc. / The (Food & Staples Retailing)	(a)	14,449	866,651
Natural Grocers by Vitamin Cottage, Inc. (Food & Staples Retailing)	(a)	21,124	471,488
			1,338,139
ENERGY - 8.1%
Dril-Quip, Inc. (Energy Equip. & Svs.)	(a)	7,001	503,232
Geospace Technologies Corp. (Energy Equip. & Svs.)	(a)	9,453	1,157,142
Lufkin Industries, Inc. (Energy Equip. & Svs.)		16,388	882,002
McDermott International, Inc. (Energy Equip. & Svs.)	(a)	27,268	333,215
Ocean Rig UDW, Inc. (Energy Equip. & Svs.)	(a)	17,064	278,314
Gulfport Energy Corp. (Oil, Gas & Consumable Fuels)	(a)	12,833	401,160
Oasis Petroleum, Inc. (Oil, Gas & Consumable Fuels)	(a)	31,530	929,189
			4,484,254
FINANCIALS - 6.5%
Duff & Phelps Corp. Class A (Capital Markets)		24,937	339,393
Citizens Republic Bancorp, Inc. (Commercial Banks)	(a)	21,802	421,869
UMB Financial Corp. (Commercial Banks)		8,282	403,168
Cash America International, Inc. (Consumer Finance)		13,316	513,598
EZCorp, Inc. Class A (Consumer Finance)	(a)	7,025	161,083
KKR Financial Holdings LLC (Diversified Financial Svs.)		30,000	301,500
Validus Holdings Ltd. (Insurance)		19,880	674,131
Redwood Trust, Inc. (Real Estate Investment Trusts)		20,846	301,433
Two Harbors Investment Corp. (Real Estate Investment Trusts)		41,045	482,279
			3,598,454
HEALTH CARE - 21.1%
Acorda Therapeutics, Inc. (Biotechnology)	(a)	17,596	450,634
BioMarin Pharmaceutical, Inc. (Biotechnology)	(a)	9,920	399,478
Cepheid, Inc. (Biotechnology)	(a)	16,436	567,206
Halozyme Therapeutics, Inc. (Biotechnology)	(a)	42,769	323,334
Onyx Pharmaceuticals, Inc. (Biotechnology)	(a)	8,559	723,236
Seattle Genetics, Inc. (Biotechnology)	(a)	12,705	342,400
Theravance, Inc. (Biotechnology)	(a)	18,373	476,044
United Therapeutics Corp. (Biotechnology)	(a)	15,360	858,317
ArthroCare Corp. (Health Care Equip. & Supplies)	(a)	25,120	813,888
Cooper Cos., Inc. / The (Health Care Equip. & Supplies)		7,660	723,564
Sirona Dental Systems, Inc. (Health Care Equip. & Supplies)	(a)	14,740	839,590
Thoratec Corp. (Health Care Equip. & Supplies)	(a)	16,768	580,173
Air Methods Corp. (Health Care Providers & Svs.)	(a)	6,524	778,770
Catamaran Corp. (Health Care Providers & Svs.)	(a)	4,851	475,252
Centene Corp. (Health Care Providers & Svs.)	(a)	19,181	717,561
PSS World Medical, Inc. (Health Care Providers & Svs.)	(a)	15,779	359,446
MedAssets, Inc. (Health Care Technology)	(a)	36,386	647,671
Bruker Corp. (Life Sciences Tools & Svs.)	(a)	18,882	247,165
PAREXEL International Corp. (Life Sciences Tools & Svs.)	(a)	21,161	650,912
Salix Pharmaceuticals Ltd. (Pharmaceuticals)	(a)	15,249	645,643
			11,620,284
INDUSTRIALS - 16.3%
Hexcel Corp. (Aerospace & Defense)	(a)	31,644	760,089
Triumph Group, Inc. (Aerospace & Defense)		11,606	725,723
Atlas Air Worldwide Holdings, Inc. (Air Freight & Logistics)	(a)	9,981	515,319
JetBlue Airways Corp. (Airlines)	(a)	94,010	450,308
Geo Group, Inc. / The (Commercial Svs. & Supplies)		31,820	880,459
Waste Connections, Inc. (Commercial Svs. & Supplies)		23,242	703,071
Northwest Pipe Co. (Construction & Engineering)	(a)	16,693	411,482
General Cable Corp. (Electrical Equip.)	(a)	14,263	419,047
Regal-Beloit Corp. (Electrical Equip.)		10,634	749,484
Thermon Group Holdings, Inc. (Electrical Equip.)	(a)	17,660	441,323
Colfax Corp. (Machinery)	(a)	11,584	424,785
Gardner Denver, Inc. (Machinery)		5,450	329,235
Terex Corp. (Machinery)	(a)	26,544	599,364
Twin Disc, Inc. (Machinery)		8,351	149,483
WABCO Holdings, Inc. (Machinery)	(a)	7,412	427,450
Woodward, Inc. (Machinery)		7,139	242,583
Landstar System, Inc. (Road & Rail)		10,170	480,838
Quality Distribution, Inc. (Road & Rail)	(a)	31,184	288,452
			8,998,495
INFORMATION TECHNOLOGY - 20.4%
Riverbed Technology, Inc. (Communications Equip.)	(a)	29,820	693,911
Fusion-io, Inc. (Computers & Peripherals)	(a)	10,010	303,003
Coherent, Inc. (Electronic Equip., Instr. & Comp.)	(a)	15,333	703,171
DTS, Inc. (Electronic Equip., Instr. & Comp.)	(a)	7,782	181,165
InvenSense, Inc. (Electronic Equip., Instr. & Comp.)	(a)	17,145	204,883
IPG Photonics Corp. (Electronic Equip., Instr. & Comp.)	(a)	9,650	552,945
Universal Display Corp. (Electronic Equip., Instr. & Comp.)	(a)	7,939	272,943
Monster Worldwide, Inc. (Internet Software & Svs.)	(a)	128,765	943,847
Trulia, Inc. (Internet Software & Svs.)	(a)	15,298	327,683
Sapient Corp. (IT Svs.)	(a)	26,431	281,754
Cavium, Inc. (Semiconductors & Equip.)	(a)	19,815	660,434
Cymer, Inc. (Semiconductors & Equip.)	(a)	10,121	516,778
EZchip Semiconductor Ltd. (Semiconductors & Equip.)	(a)	13,353	408,468
Teradyne, Inc. (Semiconductors & Equip.)	(a)	32,410	460,870
Veeco Instruments, Inc. (Semiconductors & Equip.)	(a)	15,740	472,515
Compuware Corp. (Software)	(a)	75,408	747,293
Fortinet, Inc. (Software)	(a)	36,682	885,503
NICE Systems Ltd. - ADR (Software)	(a)	26,146	868,570
Opnet Technologies, Inc. (Software)		18,709	637,416
QLIK Technologies, Inc. (Software)	(a)	24,615	551,622
TIBCO Software, Inc. (Software)	(a)	18,776	567,598
			11,242,372
MATERIALS - 6.2%
Georgia Gulf Corp. (Chemicals)		13,789	499,438
Huntsman Corp. (Chemicals)		36,886	550,708
Quaker Chemical Corp. (Chemicals)		13,705	639,612
Texas Industries, Inc. (Construction Materials)	(a)	12,816	520,970
RTI International Metals, Inc. (Metals & Mining)	(a)	27,619	661,199
Titanium Metals Corp. (Metals & Mining)		43,191	554,141
			3,426,068
Total Common Stocks (Cost $45,466,098)			$55,065,757

Total Investments - 99.8% (Cost $45,466,098)	(b)		$55,065,757
Other Assets in Excess of Liabilities - 0.2%			91,448
Net Assets - 100.0%			$55,157,205

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depositary Receipts
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Nasdaq-100® Index Portfolio

Schedule of Investments	September 30, 2012 (Unaudited)

Common Stocks - 96.6%		Shares	Value
CONSUMER DISCRETIONARY - 15.2%
Apollo Group, Inc. Class A (Diversified Consumer Svs.)	(a)	2,375	$68,994
Starbucks Corp. (Hotels, Restaurants & Leisure)		16,050	814,537
Wynn Resorts Ltd. (Hotels, Restaurants & Leisure)		2,125	245,310
Garmin Ltd. (Household Durables)		4,125	172,177
Amazon.com, Inc. (Internet & Catalog Retail)	(a)	9,550	2,428,756
Expedia, Inc. (Internet & Catalog Retail)		2,600	150,384
Liberty Interactive Corp. Class A (Internet & Catalog Retail)	(a)	10,875	201,187
Liberty Ventures (Internet & Catalog Retail)	(a)	0.5	25
Netflix, Inc. (Internet & Catalog Retail)	(a)	1,175	63,967
priceline.com, Inc. (Internet & Catalog Retail)	(a)	1,050	649,667
Mattel, Inc. (Leisure Equip. & Products)		7,200	255,456
Comcast Corp. Class A (Media)		44,672	1,597,917
DIRECTV (Media)	(a)	13,275	696,406
News Corp. Class A (Media)		33,150	813,169
Sirius XM Radio, Inc. (Media)	(a)	80,975	210,535
Viacom, Inc. Class B (Media)		9,800	525,182
Virgin Media, Inc. (Media)		5,675	167,072
Dollar Tree, Inc. (Multiline Retail)	(a)	4,875	235,341
Sears Holdings Corp. (Multiline Retail)	(a)	2,250	124,852
Bed Bath & Beyond, Inc. (Specialty Retail)	(a)	4,900	308,700
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	2,500	209,050
Ross Stores, Inc. (Specialty Retail)		4,775	308,465
Staples, Inc. (Specialty Retail)		14,425	166,176
Fossil, Inc. (Textiles, Apparel & Luxury Goods)	(a)	1,275	107,992
			10,521,317
CONSUMER STAPLES - 4.5%
Monster Beverage Corp. (Beverages)	(a)	3,725	201,746
Costco Wholesale Corp. (Food & Staples Retailing)		9,135	914,642
Whole Foods Market, Inc. (Food & Staples Retailing)		3,900	379,860
Green Mountain Coffee Roasters, Inc. (Food Products)	(a)	3,275	77,781
Kraft Foods, Inc. Class A (Food Products)		37,500	1,550,625
			3,124,654
HEALTH CARE - 10.5%
Alexion Pharmaceuticals, Inc. (Biotechnology)	(a)	4,075	466,180
Amgen, Inc. (Biotechnology)		16,272	1,372,055
Biogen Idec, Inc. (Biotechnology)	(a)	5,000	746,150
Celgene Corp. (Biotechnology)	(a)	9,125	697,150
Gilead Sciences, Inc. (Biotechnology)	(a)	15,975	1,059,622
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	4,550	254,572
DENTSPLY International, Inc. (Health Care Equip. & Supplies)		3,000	114,420
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	850	421,285
Express Scripts Holding Co. (Health Care Providers & Svs.)	(a)	17,125	1,073,224
Henry Schein, Inc. (Health Care Providers & Svs.)	(a)	1,875	148,631
Cerner Corp. (Health Care Technology)	(a)	3,625	280,611
Life Technologies Corp. (Life Sciences Tools & Svs.)	(a)	3,700	180,856
Mylan, Inc. (Pharmaceuticals)	(a)	8,575	209,230
Perrigo Co. (Pharmaceuticals)		1,975	229,436
Warner Chilcott PLC Class A (Pharmaceuticals)		5,300	71,550
			7,324,972
INDUSTRIALS - 1.6%
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)		3,400	199,070
Expeditors International of Washington, Inc. (Air Freight & Logistics)		4,450	161,802
Stericycle, Inc. (Commercial Svs. & Supplies)	(a)	1,800	162,936
PACCAR, Inc. (Machinery)		7,464	298,747
Fastenal Co. (Trading Companies & Distributors)		6,250	268,687
			1,091,242
INFORMATION TECHNOLOGY - 63.5%
Cisco Systems, Inc. (Communications Equip.)		113,175	2,160,511
F5 Networks, Inc. (Communications Equip.)	(a)	1,675	175,372
QUALCOMM, Inc. (Communications Equip.)		35,995	2,249,328
Research In Motion Ltd. (Communications Equip.)	(a)	10,900	81,750
Apple, Inc. (Computers & Peripherals)		19,795	13,208,412
Dell, Inc. (Computers & Peripherals)		36,650	361,369
NetApp, Inc. (Computers & Peripherals)	(a)	7,685	252,683
SanDisk Corp. (Computers & Peripherals)	(a)	5,100	221,493
Seagate Technology PLC (Computers & Peripherals)		8,475	262,725
Flextronics International Ltd. (Electronic Equip., Instr. & Comp.)	(a)	14,050	84,300
Akamai Technologies, Inc. (Internet Software & Svs.)	(a)	3,750	143,475
Baidu, Inc. - ADR (Internet Software & Svs.)	(a)	5,800	677,556
eBay, Inc. (Internet Software & Svs.)	(a)	27,235	1,318,446
Google, Inc. Class A (Internet Software & Svs.)	(a)	5,525	4,168,613
VeriSign, Inc. (Internet Software & Svs.)	(a)	3,305	160,920
Yahoo!, Inc. (Internet Software & Svs.)	(a)	25,035	399,934
Automatic Data Processing, Inc. (IT Svs.)		10,225	599,798
Cognizant Technology Solutions Corp. Class A (IT Svs.)	(a)	6,300	440,496
Fiserv, Inc. (IT Svs.)	(a)	2,862	211,874
Infosys Ltd. - ADR (IT Svs.)		1,575	76,451
Paychex, Inc. (IT Svs.)		7,670	255,334
Altera Corp. (Semiconductors & Equip.)		6,750	229,399
Applied Materials, Inc. (Semiconductors & Equip.)		26,150	291,965
Avago Technologies Ltd. (Semiconductors & Equip.)		5,175	180,426
Broadcom Corp. Class A (Semiconductors & Equip.)		10,700	370,006
Intel Corp. (Semiconductors & Equip.)		105,695	2,397,163
KLA-Tencor Corp. (Semiconductors & Equip.)		3,525	168,160
Lam Research Corp. (Semiconductors & Equip.)	(a)	3,850	122,372
Linear Technology Corp. (Semiconductors & Equip.)		4,855	154,632
Marvell Technology Group Ltd. (Semiconductors & Equip.)		11,900	108,885
Maxim Integrated Products, Inc. (Semiconductors & Equip.)		6,175	164,379
Microchip Technology, Inc. (Semiconductors & Equip.)		4,100	134,234
Micron Technology, Inc. (Semiconductors & Equip.)	(a)	21,500	128,677
NVIDIA Corp. (Semiconductors & Equip.)	(a)	13,087	174,581
Texas Instruments, Inc. (Semiconductors & Equip.)		24,025	661,889
Xilinx, Inc. (Semiconductors & Equip.)		5,530	184,757
Activision Blizzard, Inc. (Software)		23,475	264,798
Adobe Systems, Inc. (Software)	(a)	10,380	336,935
Autodesk, Inc. (Software)	(a)	4,850	161,845
BMC Software, Inc. (Software)	(a)	3,375	140,029
CA, Inc. (Software)		9,900	255,074
Check Point Software Technologies Ltd. (Software)	(a)	4,320	208,051
Citrix Systems, Inc. (Software)	(a)	3,950	302,452
Electronic Arts, Inc. (Software)	(a)	6,730	85,404
Intuit, Inc. (Software)		6,205	365,350
Microsoft Corp. (Software)		177,100	5,274,038
Nuance Communications, Inc. (Software)	(a)	6,500	161,785
Oracle Corp. (Software)		103,135	3,247,721
Symantec Corp. (Software)	(a)	14,823	266,814
			44,052,661
MATERIALS - 0.5%
Sigma-Aldrich Corp. (Chemicals)		2,550	183,524
Randgold Resources Ltd. - ADR (Metals & Mining)		1,125	138,375
			321,899
TELECOMMUNICATION SERVICES - 0.8%
Vodafone Group PLC - ADR (Wireless Telecom. Svs.)		20,075	572,037
Total Common Stocks (Cost $46,972,460)			$67,008,782

Exchange Traded Funds - 3.2%		Shares	Value
PowerShares QQQ Trust Series 1		32,165	$2,205,876
Total Exchange Traded Funds (Cost $2,166,448)			$2,205,876

Repurchase Agreements - 0.4%		Face Amount	Amortized Cost
U.S. Bank, 0.010%, 10/01/2012, Agreement date: 09/28/12, Repurchase price $253,000,		$253,000	$253,000
Collateralized by: Freddie Mac 30 yr. Gold Giant PC Pool #G01514 (FGLMC) 5.000%,
Due 02/01/2033 with value of $258,060
Total Repurchase Agreements (Cost $253,000)			$253,000

Total Investments - 100.2% (Cost $49,391,908)	(b)		$69,467,658
Liabilities in Excess of Other Assets - (0.2)%			(110,419)
Net Assets - 100.0%			$69,357,239

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depositary Receipts
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Bristol Portfolio

Schedule of Investments	September 30, 2012 (Unaudited)

Common Stocks - 96.1%		Shares	Value
CONSUMER DISCRETIONARY - 18.3%
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)		91,600	$4,247,492
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		50,400	3,343,536
Whirlpool Corp. (Household Durables)		51,800	4,294,738
Amazon.com, Inc. (Internet & Catalog Retail)	(a)	16,700	4,247,144
Time Warner, Inc. (Media)		93,200	4,224,756
Walt Disney Co. / The (Media)		77,800	4,067,384
AutoZone, Inc. (Specialty Retail)	(a)	11,300	4,177,271
Lowe's Cos., Inc. (Specialty Retail)		76,000	2,298,240
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	(a)	122,800	3,914,864
Warnaco Group, Inc. / The (Textiles, Apparel & Luxury Goods)	(a)	67,500	3,503,250
			38,318,675
CONSUMER STAPLES - 5.0%
Constellation Brands, Inc. Class A (Beverages)	(a)	122,500	3,962,875
PepsiCo, Inc. (Beverages)		35,300	2,498,181
Kraft Foods, Inc. Class A (Food Products)		96,000	3,969,600
			10,430,656
ENERGY - 11.2%
Halliburton Co. (Energy Equip. & Svs.)		113,300	3,817,077
Schlumberger Ltd. (Energy Equip. & Svs.)		39,400	2,849,802
Chevron Corp. (Oil, Gas & Consumable Fuels)		34,500	4,021,320
ConocoPhillips (Oil, Gas & Consumable Fuels)		71,800	4,105,524
Forest Oil Corp. (Oil, Gas & Consumable Fuels)	(a)	92,600	782,470
Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)		121,500	3,991,275
Whiting Petroleum Corp. (Oil, Gas & Consumable Fuels)	(a)	83,300	3,946,754
			23,514,222
FINANCIALS - 16.7%
Fifth Third Bancorp (Commercial Banks)		222,700	3,454,077
PNC Financial Services Group, Inc. (Commercial Banks)		64,000	4,038,400
Wells Fargo & Co. (Commercial Banks)		101,600	3,508,248
Citigroup, Inc. (Diversified Financial Svs.)		118,400	3,874,048
JPMorgan Chase & Co. (Diversified Financial Svs.)		106,400	4,307,072
Hartford Financial Services Group, Inc. (Insurance)		207,800	4,039,632
Lincoln National Corp. (Insurance)		163,100	3,945,389
MetLife, Inc. (Insurance)		112,200	3,866,412
Prudential Financial, Inc. (Insurance)		71,400	3,892,014
			34,925,292
HEALTH CARE - 4.6%
Amarin Corp PLC - ADR (Biotechnology)	(a)	288,800	3,638,880
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	71,900	4,022,805
Zimmer Holdings, Inc. (Health Care Equip. & Supplies)		30,900	2,089,458
			9,751,143
INDUSTRIALS - 18.3%
Honeywell International, Inc. (Aerospace & Defense)		66,600	3,979,350
United Technologies Corp. (Aerospace & Defense)		40,200	3,147,258
FedEx Corp. (Air Freight & Logistics)		54,600	4,620,252
Deere & Co. (Machinery)		52,800	4,355,472
Eaton Corp. (Machinery)		61,800	2,920,668
Pentair Ltd. (Machinery)	(a)	93,400	4,157,234
Snap-On, Inc. (Machinery)		50,300	3,615,061
Stanley Black & Decker, Inc. (Machinery)		51,900	3,957,375
Xylem, Inc. (Machinery)		147,100	3,699,565
Hertz Global Holdings, Inc. (Road & Rail)	(a)	284,400	3,904,812
			38,357,047
INFORMATION TECHNOLOGY - 15.0%
QUALCOMM, Inc. (Communications Equip.)		78,800	4,924,212
Apple, Inc. (Computers & Peripherals)		9,900	6,605,874
Google, Inc. Class A (Internet Software & Svs.)	(a)	3,200	2,414,400
International Business Machines Corp. (IT Svs.)		19,500	4,045,275
Altera Corp. (Semiconductors & Equip.)		95,300	3,238,771
Avago Technologies Ltd. (Semiconductors & Equip.)		110,800	3,863,042
Maxim Integrated Products, Inc. (Semiconductors & Equip.)		140,000	3,726,800
Xilinx, Inc. (Semiconductors & Equip.)		79,900	2,669,459
			31,487,833
MATERIALS - 7.0%
Air Products & Chemicals, Inc. (Chemicals)		30,900	2,555,430
Monsanto Co. (Chemicals)		43,200	3,932,064
Freeport-McMoRan Copper & Gold, Inc. (Metals & Mining)		100,700	3,985,706
Newmont Mining Corp. (Metals & Mining)		73,300	4,105,533
			14,578,733
Total Common Stocks (Cost $187,361,326)			$201,363,601

Money Market Funds - 2.1%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		4,311,000	$4,311,000
Total Money Market Funds (Cost $4,311,000)			$4,311,000

Total Investments - 98.2% (Cost $191,672,326)	(b)		$205,674,601
Other Assets in Excess of Liabilities - 1.8%			3,850,236
Net Assets - 100.0%			$209,524,837

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depositary Receipts
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Bryton Growth Portfolio

Schedule of Investments	September 30, 2012 (Unaudited)

Common Stocks - 96.6%		Shares	Value
CONSUMER DISCRETIONARY - 12.0%
Callaway Golf Co. (Leisure Equip. & Products)		437,000	$2,683,180
ANN, Inc. (Specialty Retail)	(a)	57,000	2,150,610
Finish Line, Inc. / The Class A (Specialty Retail)		119,700	2,721,978
Tilly's, Inc. (Specialty Retail)	(a)	69,155	1,267,611
Crocs, Inc. (Textiles, Apparel & Luxury Goods)	(a)	40,913	663,200
Fifth & Pacific Cos., Inc. (Textiles, Apparel & Luxury Goods)	(a)	199,800	2,553,444
G-III Apparel Group Ltd. (Textiles, Apparel & Luxury Goods)	(a)	28,500	1,023,150
Warnaco Group, Inc. / The (Textiles, Apparel & Luxury Goods)	(a)	44,200	2,293,980
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)		68,800	3,052,656
			18,409,809
CONSUMER STAPLES - 10.7%
Boston Beer Co., Inc. / The Class A (Beverages)	(a)	22,700	2,541,719
Annie's, Inc. (Food Products)	(a)	50,500	2,264,420
J & J Snack Foods Corp. (Food Products)		51,800	2,969,694
Spectrum Brands Holdings, Inc. (Household Products)		73,391	2,936,374
Elizabeth Arden, Inc. (Personal Products)	(a)	70,200	3,316,248
Prestige Brands Holdings, Inc. (Personal Products)	(a)	143,130	2,427,485
			16,455,940
ENERGY - 9.0%
Dril-Quip, Inc. (Energy Equip. & Svs.)	(a)	29,500	2,120,460
Geospace Technologies Corp. (Energy Equip. & Svs.)	(a)	21,412	2,621,043
Emerald Oil, Inc. (Oil, Gas & Consumable Fuels)	(a)	1,250,000	1,037,500
Energy XXI Bermuda Ltd. (Oil, Gas & Consumable Fuels)		81,300	2,841,435
Oasis Petroleum, Inc. (Oil, Gas & Consumable Fuels)	(a)	82,226	2,423,200
Painted Pony Petroleum Ltd. (Oil, Gas & Consumable Fuels)	(a)	24,800	272,696
Triangle Petroleum Corp. (Oil, Gas & Consumable Fuels)	(a)	350,098	2,506,702
			13,823,036
FINANCIALS - 1.0%
WisdomTree Investments, Inc. (Capital Markets)	(a)	222,600	1,491,420
HEALTH CARE - 15.5%
Achillion Pharmaceuticals, Inc. (Biotechnology)	(a)	139,100	1,448,031
Amarin Corp PLC - ADR (Biotechnology)	(a)	226,500	2,853,900
Ariad Pharmaceuticals, Inc. (Biotechnology)	(a)	65,600	1,589,160
Coronado Biosciences, Inc. (Biotechnology)	(a)	260,151	1,352,785
Cubist Pharmaceuticals, Inc. (Biotechnology)	(a)	65,384	3,117,509
Curis, Inc. (Biotechnology)	(a)	408,900	1,692,846
Hyperion Therapeutics, Inc. (Biotechnology)	(a)	31,520	335,058
NPS Pharmaceuticals, Inc. (Biotechnology)	(a)	276,000	2,553,000
Oncothyreon, Inc. (Biotechnology)	(a)	239,000	1,228,460
Sarepta Therapeutics, Inc. (Biotechnology)	(a)	32,100	498,513
Sunesis Pharmaceuticals, Inc. (Biotechnology)	(a)	273,952	1,547,829
Endologix, Inc. (Health Care Equip. & Supplies)	(a)	214,119	2,959,124
NxStage Medical, Inc. (Health Care Equip. & Supplies)	(a)	201,540	2,662,343
Unilife Corp. (Health Care Equip. & Supplies)	(a)	12,305	38,392
			23,876,950
INDUSTRIALS - 15.0%
Hexcel Corp. (Aerospace & Defense)	(a)	64,900	1,558,898
Hub Group, Inc. Class A (Air Freight & Logistics)	(a)	97,200	2,884,896
Alaska Air Group, Inc. (Airlines)	(a)	68,600	2,405,116
U.S. Airways Group, Inc. (Airlines)	(a)	147,700	1,544,942
Capstone Turbine Corp. (Electrical Equip.)	(a)	2,946,268	2,946,268
Middleby Corp. (Machinery)	(a)	18,000	2,081,520
Titan International, Inc. (Machinery)		108,100	1,909,046
Avis Budget Group, Inc. (Road & Rail)	(a)	170,600	2,623,828
Genesee & Wyoming, Inc. Class A (Road & Rail)	(a)	35,300	2,360,158
Roadrunner Transportation Systems, Inc. (Road & Rail)	(a)	170,720	2,762,250
			23,076,922
INFORMATION TECHNOLOGY - 28.2%
Ciena Corp. (Communications Equip.)	(a)	171,900	2,337,840
3D Systems Corp. (Computers & Peripherals)	(a)	60,100	1,974,285
Cray, Inc. (Computers & Peripherals)	(a)	197,649	2,510,142
Fabrinet (Electronic Equip., Instr. & Comp.)	(a)	255,505	2,961,303
Internap Network Services Corp. (Internet Software & Svs.)	(a)	429,625	3,028,856
Responsys, Inc. (Internet Software & Svs.)	(a)	239,064	2,445,625
Velti PLC (Internet Software & Svs.)	(a)	316,400	2,648,268
EPAM Systems, Inc. (IT Svs.)	(a)	121,365	2,298,653
Cavium, Inc. (Semiconductors & Equip.)	(a)	88,400	2,946,372
Monolithic Power Systems, Inc. (Semiconductors & Equip.)	(a)	151,000	2,982,250
Peregrine Semiconductor Corp. (Semiconductors & Equip.)	(a)	138,500	2,346,190
Power Integrations, Inc. (Semiconductors & Equip.)		90,800	2,763,044
RF Micro Devices, Inc. (Semiconductors & Equip.)	(a)	491,700	1,942,215
Semtech Corp. (Semiconductors & Equip.)	(a)	108,500	2,728,775
TriQuint Semiconductor, Inc. (Semiconductors & Equip.)	(a)	382,500	1,931,625
Clicksoftware Technologies Ltd. (Software)		218,945	1,685,876
Guidewire Software, Inc. (Software)	(a)	34,120	1,059,426
QLIK Technologies, Inc. (Software)	(a)	32,900	737,289
Tangoe, Inc. (Software)	(a)	154,300	2,025,959
			43,353,993
MATERIALS - 3.5%
GSE Holding, Inc. (Chemicals)	(a)	314,209	2,466,541
PolyOne Corp. (Chemicals)		176,900	2,931,233
			5,397,774
TELECOMMUNICATION SERVICES - 1.7%
Iridium Communications, Inc. (Diversified Telecom. Svs.)	(a)	358,500	2,624,220
Total Common Stocks (Cost $145,153,078)			$148,510,064

Money Market Funds - 2.7%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		4,069,000	$4,069,000
Total Money Market Funds (Cost $4,069,000)			$4,069,000

Total Investments - 99.3% (Cost $149,222,078)	(b)		$152,579,064
Other Assets in Excess of Liabilities - 0.7%			1,092,260
Net Assets - 100.0%			$153,671,324

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depositary Receipts
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	U.S. Equity Portfolio

Schedule of Investments	September 30, 2012 (Unaudited)

Common Stocks - 100.1%		Shares	Value
CONSUMER DISCRETIONARY - 31.5%
Comcast Corp. Class A (Media)		24,590	$879,584
Time Warner Cable, Inc. (Media)		6,810	647,359
Viacom, Inc. Class B (Media)		5,410	289,922
Walt Disney Co. / The (Media)		8,090	422,945
Bed Bath & Beyond, Inc. (Specialty Retail)	(a)	6,140	386,820
Lowe's Cos., Inc. (Specialty Retail)		12,680	383,443
TJX Cos., Inc. (Specialty Retail)		15,460	692,454
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		4,190	397,673
V.F. Corp. (Textiles, Apparel & Luxury Goods)		3,010	479,674
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)		6,670	295,948
			4,875,822
ENERGY - 8.5%
Halliburton Co. (Energy Equip. & Svs.)		5,680	191,359
National Oilwell Varco, Inc. (Energy Equip. & Svs.)		3,160	253,148
Noble Corp. (Energy Equip. & Svs.)		10,120	362,094
Schlumberger Ltd. (Energy Equip. & Svs.)		2,960	214,097
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		9,150	289,872
			1,310,570
FINANCIALS - 9.3%
BB&T Corp. (Commercial Banks)		12,290	407,536
Wells Fargo & Co. (Commercial Banks)		11,800	407,454
Cash America International, Inc. (Consumer Finance)		2,030	78,297
EZCorp, Inc. Class A (Consumer Finance)	(a)	7,980	182,981
JPMorgan Chase & Co. (Diversified Financial Svs.)		8,940	361,891
			1,438,159
HEALTH CARE - 6.0%
Celgene Corp. (Biotechnology)	(a)	4,890	373,596
Bio-Reference Labs, Inc. (Health Care Providers & Svs.)	(a)	13,590	388,402
Questcor Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	9,390	173,715
			935,713
INDUSTRIALS - 19.0%
FedEx Corp. (Air Freight & Logistics)		1,780	150,624
Emerson Electric Co. (Electrical Equip.)		13,500	651,645
General Electric Co. (Industrial Conglomerates)		17,030	386,751
Caterpillar, Inc. (Machinery)		5,530	475,801
Dover Corp. (Machinery)		4,730	281,388
Eaton Corp. (Machinery)		4,140	195,656
Illinois Tool Works, Inc. (Machinery)		4,060	241,448
CSX Corp. (Road & Rail)		12,980	269,335
Union Pacific Corp. (Road & Rail)		2,490	295,563
			2,948,211
INFORMATION TECHNOLOGY - 19.3%
F5 Networks, Inc. (Communications Equip.)	(a)	4,110	430,317
Apple, Inc. (Computers & Peripherals)		1,480	987,545
EMC Corp. (Computers & Peripherals)	(a)	13,610	371,145
Western Digital Corp. (Computers & Peripherals)		10,800	418,284
Accenture PLC Class A (IT Svs.)		4,080	285,722
International Business Machines Corp. (IT Svs.)		2,370	491,657
			2,984,670
MATERIALS - 6.5%
Praxair, Inc. (Chemicals)		5,260	546,409
Nucor Corp. (Metals & Mining)		4,820	184,413
Steel Dynamics, Inc. (Metals & Mining)		24,380	273,787
			1,004,609
Total Common Stocks (Cost $12,736,096)			$15,497,754

Total Investments - 100.1% (Cost $12,736,096)	(b)		$15,497,754
Liabilities in Excess of Other Assets - (0.1)%			(17,549)
Net Assets - 100.0%			$15,480,205

Percentages are stated as a percent of net assets.
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Balanced Portfolio

Schedule of Investments	September 30, 2012 (Unaudited)

Common Stocks - 67.4%				Shares	Value
CONSUMER DISCRETIONARY - 12.7%
LKQ Corp. (Distributors)	(a)			12,250	$226,625
Comcast Corp. Class A (Media)				17,270	617,748
DIRECTV (Media)	(a)			7,610	399,221
Time Warner Cable, Inc. (Media)				3,280	311,797
Viacom, Inc. Class B (Media)				7,410	397,102
Walt Disney Co. / The (Media)				6,350	331,978
Dollar Tree, Inc. (Multiline Retail)	(a)			8,110	391,510
Target Corp. (Multiline Retail)				8,380	531,879
Home Depot, Inc. / The (Specialty Retail)				7,190	434,060
Jos. A Bank Clothiers, Inc. (Specialty Retail)	(a)			3,760	182,285
Lowe's Cos., Inc. (Specialty Retail)				14,420	436,061
TJX Cos., Inc. (Specialty Retail)				18,820	842,948
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)				1,840	174,634
V.F. Corp. (Textiles, Apparel & Luxury Goods)				3,610	575,290
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)				3,770	167,275
					6,020,413
CONSUMER STAPLES - 7.1%
Costco Wholesale Corp. (Food & Staples Retailing)				4,080	408,510
CVS Caremark Corp. (Food & Staples Retailing)				7,040	340,877
Kroger Co. / The (Food & Staples Retailing)				11,630	273,770
Walgreen Co. (Food & Staples Retailing)				2,430	88,549
Wal-Mart Stores, Inc. (Food & Staples Retailing)				6,220	459,036
Bunge Ltd. (Food Products)				2,080	139,464
Ingredion, Inc. (Food Products)				2,920	161,067
Nestle SA - ADR (Food Products)				4,330	273,699
Kimberly-Clark Corp. (Household Products)				3,310	283,932
Procter & Gamble Co. / The (Household Products)				1,620	112,363
Altria Group, Inc. (Tobacco)				6,890	230,057
Lorillard, Inc. (Tobacco)				1,800	209,610
Philip Morris International, Inc. (Tobacco)				1,710	153,797
Reynolds American, Inc. (Tobacco)				5,200	225,368
					3,360,099
ENERGY - 6.7%
Halliburton Co. (Energy Equip. & Svs.)				3,250	109,493
Helmerich & Payne, Inc. (Energy Equip. & Svs.)				4,120	196,153
Nabors Industries Ltd. (Energy Equip. & Svs.)	(a)			5,560	78,007
National Oilwell Varco, Inc. (Energy Equip. & Svs.)				7,730	619,250
Noble Corp. (Energy Equip. & Svs.)				9,180	328,460
Schlumberger Ltd. (Energy Equip. & Svs.)				4,860	351,524
Chevron Corp. (Oil, Gas & Consumable Fuels)				3,050	355,508
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)				7,510	686,789
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)				3,300	177,177
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)				2,910	250,435
					3,152,796
FINANCIALS - 5.3%
Franklin Resources, Inc. (Capital Markets)				1,940	242,636
Northern Trust Corp. (Capital Markets)				4,710	218,615
Waddell & Reed Financial, Inc. Class A (Capital Markets)				12,700	416,179
U.S. Bancorp (Commercial Banks)				5,420	185,906
Wells Fargo & Co. (Commercial Banks)				20,110	694,398
Cash America International, Inc. (Consumer Finance)				3,720	143,480
EZCorp, Inc. Class A (Consumer Finance)	(a)			9,300	213,249
World Acceptance Corp. (Consumer Finance)	(a)			2,590	174,696
JPMorgan Chase & Co. (Diversified Financial Svs.)				4,930	199,566
					2,488,725
HEALTH CARE - 7.1%
Amgen, Inc. (Biotechnology)				4,510	380,283
Celgene Corp. (Biotechnology)	(a)			2,260	172,664
PDL BioPharma, Inc. (Biotechnology)				20,890	160,644
Covidien PLC (Health Care Equip. & Supplies)				3,770	224,013
Medtronic, Inc. (Health Care Equip. & Supplies)				5,610	241,903
Stryker Corp. (Health Care Equip. & Supplies)				4,110	228,763
Aetna, Inc. (Health Care Providers & Svs.)				3,980	157,608
Express Scripts Holding Co. (Health Care Providers & Svs.)	(a)			6,930	434,303
McKesson Corp. (Health Care Providers & Svs.)				4,000	344,120
Abbott Laboratories (Pharmaceuticals)				4,580	314,005
Johnson & Johnson (Pharmaceuticals)				3,530	243,252
Merck & Co., Inc. (Pharmaceuticals)				2,660	119,966
Pfizer, Inc. (Pharmaceuticals)				6,640	165,004
Teva Pharmaceutical Industries Ltd. - ADR (Pharmaceuticals)				3,830	158,600
					3,345,128
INDUSTRIALS - 10.5%
General Dynamics Corp. (Aerospace & Defense)				6,080	402,010
United Technologies Corp. (Aerospace & Defense)				5,920	463,477
FedEx Corp. (Air Freight & Logistics)				2,740	231,859
AMETEK, Inc. (Electrical Equip.)				11,340	402,003
Emerson Electric Co. (Electrical Equip.)				1,560	75,301
Hubbell, Inc. Class B (Electrical Equip.)				1,440	116,266
Danaher Corp. (Industrial Conglomerates)				4,040	222,806
Siemens AG - ADR (Industrial Conglomerates)				1,260	126,189
Caterpillar, Inc. (Machinery)				4,630	398,365
Dover Corp. (Machinery)				4,780	284,362
Eaton Corp. (Machinery)				8,580	405,491
Illinois Tool Works, Inc. (Machinery)				2,180	129,645
Parker Hannifin Corp. (Machinery)				1,600	133,728
Canadian National Railway Co. (Road & Rail)				2,310	203,811
CSX Corp. (Road & Rail)				21,910	454,633
Union Pacific Corp. (Road & Rail)				5,600	664,720
WW Grainger, Inc. (Trading Companies & Distributors)				1,160	241,709
					4,956,375
INFORMATION TECHNOLOGY - 13.8%
Apple, Inc. (Computers & Peripherals)				1,870	1,247,776
EMC Corp. (Computers & Peripherals)	(a)			22,090	602,394
Google, Inc. Class A (Internet Software & Svs.)	(a)			460	347,070
Accenture PLC Class A (IT Svs.)				7,090	496,513
Automatic Data Processing, Inc. (IT Svs.)				3,490	204,723
CACI International, Inc. Class A (IT Svs.)	(a)			3,620	187,480
Cognizant Technology Solutions Corp. Class A (IT Svs.)	(a)			6,730	470,562
International Business Machines Corp. (IT Svs.)				5,760	1,194,912
Mastercard, Inc. Class A (IT Svs.)				1,200	541,776
Visa, Inc. (IT Svs.)				3,530	474,008
Microsoft Corp. (Software)				24,840	739,735
					6,506,949
MATERIALS - 2.1%
Air Products & Chemicals, Inc. (Chemicals)				3,460	286,142
Ecolab, Inc. (Chemicals)				5,560	360,344
Praxair, Inc. (Chemicals)				3,560	369,813
					1,016,299
TELECOMMUNICATION SERVICES - 0.7%
AT&T, Inc. (Diversified Telecom. Svs.)				8,880	334,776
UTILITIES - 1.4%
Southern Co. / The (Electric Utilities)				8,970	413,427
Public Service Enterprise Group, Inc. (Multi-Utilities)				2,640	84,955
American Water Works Co., Inc. (Water Utilities)				4,910	181,965
					680,347
Total Common Stocks (Cost $28,705,272)					$31,861,907

Corporate Bonds - 25.8%		Rate	Maturity	Face Amount	Value
CONSUMER DISCRETIONARY - 4.3%
Jarden Corp. (Household Durables)		7.500%	01/15/2020	$200,000	$222,000
Toll Brothers Finance Corp. (Household Durables)		6.750%	11/01/2019	100,000	114,565
DISH DBS Corp. (Media)		7.125%	02/01/2016	150,000	166,500
Dollar General Corp. (Multiline Retail)		4.125%	07/15/2017	200,000	210,000
J.C. Penney Corp., Inc. (Multiline Retail)		7.950%	04/01/2017	25,300	26,249
J.C. Penney Corp., Inc. (Multiline Retail)		5.750%	02/15/2018	200,000	191,000
Target Corp. (Multiline Retail)		3.875%	07/15/2020	300,000	342,627
AutoNation, Inc. (Specialty Retail)		5.500%	02/01/2020	200,000	214,500
Gap, Inc. / The (Specialty Retail)		5.950%	04/12/2021	200,000	223,161
Limited Brands, Inc. (Specialty Retail)		5.625%	02/15/2022	150,000	162,375
Limited Brands, Inc. (Specialty Retail)		6.950%	03/01/2033	150,000	149,250
					2,022,227
CONSUMER STAPLES - 4.1%
Coca-Cola Co. / The (Beverages)		4.875%	03/15/2019	150,000	179,057
Constellation Brands, Inc. (Beverages)		7.250%	09/01/2016	200,000	230,000
PepsiCo, Inc. (Beverages)		5.000%	06/01/2018	150,000	178,506
Wal-Mart Stores, Inc. (Food & Staples Retailing)		7.550%	02/15/2030	200,000	300,970
Wal-Mart Stores, Inc. (Food & Staples Retailing)		4.250%	04/15/2021	100,000	117,810
Wal-Mart Stores, Inc. (Food & Staples Retailing)		4.125%	02/01/2019	100,000	114,217
Dean Holding Co. (Food Products)		6.900%	10/15/2017	50,000	53,500
Kellogg Co. (Food Products)		4.000%	12/15/2020	100,000	112,302
Central Garden and Pet Co. (Household Products)		8.250%	03/01/2018	50,000	53,250
Energizer Holdings, Inc. (Household Products)		4.700%	05/24/2022	200,000	212,548
Altria Group, Inc. (Tobacco)		9.950%	11/10/2038	50,000	84,334
Altria Group, Inc. (Tobacco)		9.250%	08/06/2019	51,000	72,514
Lorillard Tobacco Co. (Tobacco)		6.875%	05/01/2020	100,000	122,949
Reynolds American, Inc. (Tobacco)		7.250%	06/01/2013	100,000	104,164
					1,936,121
ENERGY - 0.4%
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)		9.500%	02/15/2015	100,000	110,625
Petrobras International Finance Co. - Pifco (Oil, Gas & Consumable Fuels)		7.750%	09/15/2014	50,000	56,175
					166,800
FINANCIALS - 6.7%
Goldman Sachs Group, Inc. / The (Capital Markets)		5.125%	01/15/2015	100,000	107,582
Merrill Lynch & Co., Inc. (Capital Markets)		5.000%	02/03/2014	10,000	10,416
Merrill Lynch & Co., Inc. (Capital Markets)		5.450%	02/05/2013	150,000	152,305
Morgan Stanley (Capital Markets)		5.375%	10/15/2015	100,000	107,791
Morgan Stanley (Capital Markets)	(b)	0.935%	10/15/2015	300,000	286,060
Morgan Stanley (Capital Markets)	(c)	3.500%	10/15/2020	50,000	49,571
CIT Group, Inc. (Commercial Banks)		5.000%	08/15/2022	200,000	209,083
Wells Fargo Bank NA (Commercial Banks)	(b)	0.646%	05/16/2016	100,000	97,314
Ford Motor Credit Co. LLC (Consumer Finance)		8.000%	06/01/2014	100,000	110,479
Bank of America NA (Diversified Financial Svs.)	(b)	0.689%	06/15/2017	50,000	46,031
Citigroup, Inc. (Diversified Financial Svs.)		5.125%	05/05/2014	25,000	26,427
Citigroup, Inc. (Diversified Financial Svs.)		5.300%	10/17/2012	50,000	50,096
General Electric Capital Corp. (Diversified Financial Svs.)		4.750%	09/15/2014	200,000	215,194
General Electric Capital Corp. (Diversified Financial Svs.)	(b)	0.605%	02/15/2017	300,000	288,556
JPMorgan Chase Bank NA (Diversified Financial Svs.)	(b)	0.729%	06/13/2016	250,000	241,164
American International Group, Inc. (Insurance)		4.250%	05/15/2013	100,000	102,123
Berkshire Hathaway Finance Corp. (Insurance)		3.000%	05/15/2022	300,000	311,652
Berkshire Hathaway Finance Corp. (Insurance)		4.250%	01/15/2021	150,000	171,189
HCP, Inc. (Real Estate Investment Trusts)		6.700%	01/30/2018	200,000	240,114
Health Care REIT, Inc. (Real Estate Investment Trusts)		4.125%	04/01/2019	150,000	159,916
Ventas Realty LP / Ventas Capital Corp. (Real Estate Investment Trusts)		4.000%	04/30/2019	150,000	160,476
Vornado Realty LP (Real Estate Investment Trusts)		4.250%	04/01/2015	50,000	52,871
					3,196,410
HEALTH CARE - 3.1%
Gilead Sciences, Inc. (Biotechnology)		4.400%	12/01/2021	200,000	227,754
Medco Health Solutions, Inc. (Health Care Providers & Svs.)		2.750%	09/15/2015	150,000	157,017
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		4.500%	03/01/2021	200,000	228,344
Endo Health Solutions, Inc. (Pharmaceuticals)		7.000%	07/15/2019	200,000	216,500
Hospira, Inc. (Pharmaceuticals)		6.050%	03/30/2017	50,000	57,872
Johnson & Johnson (Pharmaceuticals)		2.950%	09/01/2020	300,000	326,208
Novartis Capital Corp. (Pharmaceuticals)		4.400%	04/24/2020	200,000	236,259
					1,449,954
INDUSTRIALS - 1.8%
Lockheed Martin Corp. (Aerospace & Defense)		4.250%	11/15/2019	200,000	226,699
TransDigm, Inc. (Aerospace & Defense)		7.750%	12/15/2018	200,000	222,000
Pitney Bowes, Inc. (Commercial Svs. & Supplies)		5.750%	09/15/2017	200,000	218,225
Valmont Industries, Inc. (Machinery)		6.625%	04/20/2020	150,000	178,855
					845,779
INFORMATION TECHNOLOGY - 0.7%
Juniper Networks, Inc. (Communications Equip.)		3.100%	03/15/2016	50,000	52,358
Google, Inc. (Internet Software & Svs.)		3.625%	05/19/2021	150,000	169,073
Microsoft Corp. (Software)		5.300%	02/08/2041	100,000	132,169
					353,600
MATERIALS - 2.3%
Ecolab, Inc. (Chemicals)		4.350%	12/08/2021	200,000	227,330
Ball Corp. (Containers & Packaging)		5.000%	03/15/2022	200,000	209,750
AngloGold Ashanti Holdings PLC (Metals & Mining)		5.375%	04/15/2020	100,000	105,163
Reliance Steel & Aluminum Co. (Metals & Mining)		6.200%	11/15/2016	200,000	224,299
Southern Copper Corp. (Metals & Mining)		5.375%	04/16/2020	150,000	169,374
Vale Overseas Ltd. (Metals & Mining)		8.250%	01/17/2034	100,000	130,486
					1,066,402
TELECOMMUNICATION SERVICES - 1.1%
AT&T, Inc. (Diversified Telecom. Svs.)		5.800%	02/15/2019	200,000	249,114
Windstream Corp. (Diversified Telecom. Svs.)		8.125%	08/01/2013	50,000	52,750
Comcast Cable Communications Holdings, Inc. (Wireless Telecom. Svs.)		9.455%	11/15/2022	150,000	224,362
					526,226
UTILITIES - 1.3%
Entergy Corp. (Electric Utilities)		3.625%	09/15/2015	50,000	52,635
AmeriGas Finance LLC / AmeriGas Finance Corp. (Gas Utilities)		7.000%	05/20/2022	150,000	162,000
Exelon Generation Co. LLC (Ind. Power Prod. & Energy Traders)		4.000%	10/01/2020	100,000	106,242
PPL Energy Supply LLC (Ind. Power Prod. & Energy Traders)		6.500%	05/01/2018	250,000	296,220
					617,097
Total Corporate Bonds (Cost $11,871,097)					$12,180,616

U.S. Treasury Obligations - 4.4%		Rate	Maturity	Face Amount	Value
U.S. Treasury Note		2.625%	11/15/2020	$400,000	$441,688
U.S. Treasury Note		2.125%	08/15/2021	300,000	317,391
U.S. Treasury Note		2.000%	02/15/2022	300,000	312,070
U.S. Treasury Note		1.250%	01/31/2019	300,000	306,445
U.S. Treasury Note		0.625%	08/31/2017	700,000	700,547
Total U.S. Treasury Obligations (Cost $2,046,789)					$2,078,141

Purchased Options - 0.9%				Contracts (d)	Value
S&P 500 Index Put Option
Expiration: November 2012, Exercise Price: $1,420.00				180	$414,000
Total Purchased Options (Cost $344,345)					$414,000

Money Market Funds - 2.8%				Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I				1,354,000	$1,354,000
Total Money Market Funds (Cost $1,354,000)					$1,354,000

Total Investments - 101.3% (Cost $44,321,503)	(e)				$47,888,664
Liabilities in Excess of Other Assets - (1.3)%					(592,906)
Net Assets - 100.0%					$47,295,758

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depositary Receipts
Footnotes:
(a) Non-income producing security.
(b) Securities are variable rate instruments in which the coupon rates are adjusted quarterly in concert with U.S. LIBOR. Interest rates stated are those in effect at September 30, 2012.
(c) Security was initially issued at one coupon rate, but the coupon rate is scheduled to be updated at later specified dates. The coupon rate shown is the rate that is in effect at September 30, 2012.
(d) 100 shares per contract.
(e) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Income Opportunity Portfolio

Schedule of Investments	September 30, 2012 (Unaudited)

Common Stocks - 103.3%		Shares	Value
CONSUMER DISCRETIONARY - 16.6%
Genuine Parts Co. (Distributors)		1,400	$85,442
Comcast Corp. Class A (Media)		4,600	164,542
Walt Disney Co. / The (Media)		5,100	266,628
Target Corp. (Multiline Retail)		3,200	203,104
Jos. A Bank Clothiers, Inc. (Specialty Retail)	(a)	2,250	109,080
Lowe's Cos., Inc. (Specialty Retail)		10,200	308,448
TJX Cos., Inc. (Specialty Retail)		8,300	371,757
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		800	75,928
V.F. Corp. (Textiles, Apparel & Luxury Goods)		900	143,424
			1,728,353
CONSUMER STAPLES - 12.1%
Costco Wholesale Corp. (Food & Staples Retailing)		800	80,100
CVS Caremark Corp. (Food & Staples Retailing)		3,100	150,102
Wal-Mart Stores, Inc. (Food & Staples Retailing)		3,300	243,540
Archer-Daniels-Midland Co. (Food Products)		2,600	70,668
Ingredion, Inc. (Food Products)		2,200	121,352
Kimberly-Clark Corp. (Household Products)		2,000	171,560
Procter & Gamble Co. / The (Household Products)		900	62,424
Altria Group, Inc. (Tobacco)		4,300	143,577
Philip Morris International, Inc. (Tobacco)		1,500	134,910
Reynolds American, Inc. (Tobacco)		1,900	82,346
			1,260,579
ENERGY - 11.1%
Halliburton Co. (Energy Equip. & Svs.)		3,200	107,808
Helmerich & Payne, Inc. (Energy Equip. & Svs.)		3,400	161,874
National Oilwell Varco, Inc. (Energy Equip. & Svs.)		2,900	232,319
Chevron Corp. (Oil, Gas & Consumable Fuels)		1,600	186,496
ConocoPhillips (Oil, Gas & Consumable Fuels)		2,300	131,514
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		2,000	182,900
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)		1,200	64,428
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		1,000	86,060
			1,153,399
FINANCIALS - 8.4%
Goldman Sachs Group, Inc. / The (Capital Markets)		500	56,840
Morgan Stanley (Capital Markets)		2,400	40,176
BB&T Corp. (Commercial Banks)		1,300	43,108
M&T Bank Corp. (Commercial Banks)		500	47,580
U.S. Bancorp (Commercial Banks)		3,000	102,900
Wells Fargo & Co. (Commercial Banks)		4,500	155,385
EZCorp, Inc. Class A (Consumer Finance)	(a)	2,900	66,497
CME Group, Inc. (Diversified Financial Svs.)		1,000	57,300
JPMorgan Chase & Co. (Diversified Financial Svs.)		7,600	307,648
			877,434
HEALTH CARE - 11.3%
Amgen, Inc. (Biotechnology)		3,100	261,392
Celgene Corp. (Biotechnology)	(a)	1,200	91,680
Medtronic, Inc. (Health Care Equip. & Supplies)		4,400	189,728
Varian Medical Systems, Inc. (Health Care Equip. & Supplies)	(a)	900	54,288
Express Scripts Holding Co. (Health Care Providers & Svs.)	(a)	1,500	94,005
Laboratory Corp. of America Holdings (Health Care Providers & Svs.)	(a)	600	55,482
McKesson Corp. (Health Care Providers & Svs.)		1,500	129,045
Abbott Laboratories (Pharmaceuticals)		3,100	212,536
Teva Pharmaceutical Industries Ltd. - ADR (Pharmaceuticals)		2,200	91,102
			1,179,258
INDUSTRIALS - 15.2%
United Technologies Corp. (Aerospace & Defense)		1,400	109,606
FedEx Corp. (Air Freight & Logistics)		900	76,158
Delta Air Lines, Inc. (Airlines)	(a)	5,300	48,548
United Continental Holdings, Inc. (Airlines)	(a)	2,400	46,800
3M Co. (Industrial Conglomerates)		2,600	240,292
Danaher Corp. (Industrial Conglomerates)		1,600	88,240
Caterpillar, Inc. (Machinery)		1,800	154,872
Dover Corp. (Machinery)		3,400	202,266
Parker Hannifin Corp. (Machinery)		1,500	125,370
CSX Corp. (Road & Rail)		13,100	271,825
Union Pacific Corp. (Road & Rail)		1,800	213,660
			1,577,637
INFORMATION TECHNOLOGY - 23.9%
QUALCOMM, Inc. (Communications Equip.)		800	49,992
Apple, Inc. (Computers & Peripherals)		900	600,534
EMC Corp. (Computers & Peripherals)	(a)	4,500	122,715
Google, Inc. Class A (Internet Software & Svs.)	(a)	200	150,900
Accenture PLC Class A (IT Svs.)		3,300	231,099
Automatic Data Processing, Inc. (IT Svs.)		2,700	158,382
Cognizant Technology Solutions Corp. Class A (IT Svs.)	(a)	1,400	97,888
International Business Machines Corp. (IT Svs.)		2,200	456,390
Mastercard, Inc. Class A (IT Svs.)		400	180,592
Intel Corp. (Semiconductors & Equip.)		6,000	136,080
Microsoft Corp. (Software)		10,200	303,756
			2,488,328
MATERIALS - 2.8%
Air Products & Chemicals, Inc. (Chemicals)		1,700	140,590
Praxair, Inc. (Chemicals)		1,400	145,432
			286,022
UTILITIES - 1.9%
Southern Co. / The (Electric Utilities)		2,900	133,661
Xcel Energy, Inc. (Electric Utilities)		2,200	60,962
			194,623
Total Common Stocks (Cost $8,950,453)			$10,745,633

Purchased Options - 1.0%		Contracts (b)	Value
S&P 500 Index Put Option
Expiration: November 2012, Exercise Price: $1,420.00		45	$103,500
Total Purchased Options (Cost $86,101)			$103,500

Money Market Funds - 0.4%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		38,000	$38,000
Total Money Market Funds (Cost $38,000)			$38,000

Total Investments - 104.7% (Cost $9,074,554)	(c)		$10,887,133
Liabilities in Excess of Other Assets - (4.7)%			(484,871)
Net Assets - 100.0%			$10,402,262

Percentages are stated as a percent of net assets.
Footnotes:
(a) Non-income producing security.
(b) 100 shares per contract.
(c) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Target VIP Portfolio

Schedule of Investments	September 30, 2012 (Unaudited)

Common Stocks - 98.5%		Shares	Value
CONSUMER DISCRETIONARY - 20.6%
Standard Motor Products, Inc. (Auto Components)		2,042	$37,614
Apollo Group, Inc. Class A (Diversified Consumer Svs.)	(a)	2,751	79,917
Buffalo Wild Wings, Inc. (Hotels, Restaurants & Leisure)	(a)	1,825	156,476
Caribou Coffee Co., Inc. (Hotels, Restaurants & Leisure)	(a)	2,055	28,215
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	(a)	2,398	128,077
Peet's Coffee & Tea, Inc. (Hotels, Restaurants & Leisure)	(a)	1,272	93,289
Red Robin Gourmet Burgers, Inc. (Hotels, Restaurants & Leisure)	(a)	1,453	47,310
Starbucks Corp. (Hotels, Restaurants & Leisure)		4,397	223,148
Mattel, Inc. (Leisure Equip. & Products)		8,058	285,898
DISH Network Corp. Class A (Media)		3,547	108,574
Sinclair Broadcast Group, Inc. Class A (Media)		5,086	57,014
Walt Disney Co. / The (Media)		19,459	1,017,317
Dollar Tree, Inc. (Multiline Retail)	(a)	4,961	239,492
Macy's, Inc. (Multiline Retail)		6,991	263,001
Advance Auto Parts, Inc. (Specialty Retail)		1,272	87,056
AutoZone, Inc. (Specialty Retail)	(a)	531	196,295
Bed Bath & Beyond, Inc. (Specialty Retail)	(a)	1,632	102,816
Body Central Corp. (Specialty Retail)	(a)	1,589	16,605
Genesco, Inc. (Specialty Retail)	(a)	669	44,642
Home Depot, Inc. / The (Specialty Retail)		17,468	1,054,543
Lithia Motors, Inc. Class A (Specialty Retail)		2,219	73,915
PetSmart, Inc. (Specialty Retail)		1,928	132,993
Ross Stores, Inc. (Specialty Retail)		1,626	105,040
Sonic Automotive, Inc. Class A (Specialty Retail)		2,831	53,732
True Religion Apparel, Inc. (Textiles, Apparel & Luxury Goods)		2,523	53,816
			4,686,795
CONSUMER STAPLES - 4.2%
Coca-Cola Co. / The (Beverages)		6,690	253,752
Monster Beverage Corp. (Beverages)	(a)	1,112	60,226
Casey's General Stores, Inc. (Food & Staples Retailing)		812	46,398
B&G Foods, Inc. (Food Products)		4,643	140,729
Smithfield Foods, Inc. (Food Products)	(a)	2,882	56,631
Elizabeth Arden, Inc. (Personal Products)	(a)	2,895	136,760
Lorillard, Inc. (Tobacco)		265	30,859
Philip Morris International, Inc. (Tobacco)		2,576	231,685
			957,040
ENERGY - 10.6%
Halliburton Co. (Energy Equip. & Svs.)		1,816	61,181
Helmerich & Payne, Inc. (Energy Equip. & Svs.)		327	15,568
Newpark Resources, Inc. (Energy Equip. & Svs.)	(a)	8,964	66,423
Alon U.S.A. Energy, Inc. (Oil, Gas & Consumable Fuels)		5,397	73,939
Approach Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	3,245	97,772
Chevron Corp. (Oil, Gas & Consumable Fuels)		8,406	979,803
Delek U.S. Holdings, Inc. (Oil, Gas & Consumable Fuels)		5,679	144,758
Eni SpA - ADR (Oil, Gas & Consumable Fuels)		4,068	178,341
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		8,606	787,019
			2,404,804
FINANCIALS - 8.1%
Banco Santander SA - ADR (Commercial Banks)		22,378	166,940
Bank of the Ozarks, Inc. (Commercial Banks)		3,393	116,957
BNP Paribas SA - ADR (Commercial Banks)		8,548	202,673
Texas Capital Bancshares, Inc. (Commercial Banks)	(a)	3,613	179,602
World Acceptance Corp. (Consumer Finance)	(a)	1,452	97,937
MarketAxess Holdings, Inc. (Diversified Financial Svs.)		3,509	110,884
AXA SA - ADR (Insurance)		13,037	194,251
Chubb Corp. / The (Insurance)		3,348	255,385
Marsh & McLennan Cos., Inc. (Insurance)		6,467	219,425
Muenchener Rueckversicherungs AG - ADR (Insurance)		13,744	216,880
Torchmark Corp. (Insurance)		1,355	69,579
			1,830,513
HEALTH CARE - 12.1%
Amgen, Inc. (Biotechnology)		3,990	336,437
Biogen Idec, Inc. (Biotechnology)	(a)	1,484	221,457
Gilead Sciences, Inc. (Biotechnology)	(a)	7,967	528,451
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	248	122,916
Air Methods Corp. (Health Care Providers & Svs.)	(a)	1,253	149,571
Humana, Inc. (Health Care Providers & Svs.)		2,685	188,353
PharMerica Corp. (Health Care Providers & Svs.)	(a)	2,902	36,739
Cambrex Corp. (Life Sciences Tools & Svs.)	(a)	5,747	67,412
AstraZeneca PLC - ADR (Pharmaceuticals)		3,649	174,641
Forest Laboratories, Inc. (Pharmaceuticals)	(a)	1,459	51,955
Hi-Tech Pharmacal Co., Inc. (Pharmaceuticals)	(a)	1,267	41,950
Pfizer, Inc. (Pharmaceuticals)		33,802	839,980
			2,759,862
INDUSTRIALS - 4.5%
General Dynamics Corp. (Aerospace & Defense)		1,664	110,024
Triumph Group, Inc. (Aerospace & Defense)		704	44,021
Alaska Air Group, Inc. (Airlines)	(a)	1,103	38,671
Cintas Corp. (Commercial Svs. & Supplies)		798	33,077
3M Co. (Industrial Conglomerates)		3,139	290,106
Colfax Corp. (Machinery)	(a)	4,347	159,405
Sauer-Danfoss, Inc. (Machinery)		1,149	46,201
Kirby Corp. (Marine)	(a)	1,004	55,501
Advisory Board Co. / The (Professional Svs.)	(a)	3,243	155,113
Fastenal Co. (Trading Companies & Distributors)		2,006	86,238
			1,018,357
INFORMATION TECHNOLOGY - 22.0%
Nokia OYJ - ADR (Communications Equip.)		35,094	90,192
Apple, Inc. (Computers & Peripherals)		1,518	1,012,901
Seagate Technology PLC (Computers & Peripherals)		7,819	242,389
FARO Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	1,652	68,261
OSI Systems, Inc. (Electronic Equip., Instr. & Comp.)	(a)	1,956	152,255
PC Connection, Inc. (Electronic Equip., Instr. & Comp.)		3,697	42,553
Zygo Corp. (Electronic Equip., Instr. & Comp.)	(a)	2,429	44,426
DealerTrack Holdings, Inc. (Internet Software & Svs.)	(a)	4,057	112,987
Keynote Systems, Inc. (Internet Software & Svs.)		1,721	24,920
NIC, Inc. (Internet Software & Svs.)		6,272	92,826
Cardtronics, Inc. (IT Svs.)	(a)	4,321	128,679
Heartland Payment Systems, Inc. (IT Svs.)		3,860	122,285
International Business Machines Corp. (IT Svs.)		2,133	442,491
Mastercard, Inc. Class A (IT Svs.)		237	107,001
NeuStar, Inc. Class A (IT Svs.)	(a)	1,224	48,997
Ceva, Inc. (Semiconductors & Equip.)	(a)	2,309	33,203
Intel Corp. (Semiconductors & Equip.)		34,024	771,664
KLA-Tencor Corp. (Semiconductors & Equip.)		1,068	50,949
Nanometrics, Inc. (Semiconductors & Equip.)	(a)	2,224	30,713
BroadSoft, Inc. (Software)	(a)	2,745	112,600
Microsoft Corp. (Software)		30,844	918,534
Opnet Technologies, Inc. (Software)		2,230	75,976
Sourcefire, Inc. (Software)	(a)	2,805	137,529
Tyler Technologies, Inc. (Software)	(a)	2,902	127,746
			4,992,077
MATERIALS - 1.8%
CF Industries Holdings, Inc. (Chemicals)		1,089	242,019
Buckeye Technologies, Inc. (Paper & Forest Products)		3,792	121,572
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)		1,255	41,402
			404,993
TELECOMMUNICATION SERVICES - 8.5%
8x8, Inc. (Diversified Telecom. Svs.)	(a)	7,089	46,504
BCE, Inc. (Diversified Telecom. Svs.)		12,452	547,141
BT Group PLC - ADR (Diversified Telecom. Svs.)		12,421	462,061
Deutsche Telekom AG - ADR (Diversified Telecom. Svs.)		14,684	181,054
France Telecom SA - ADR (Diversified Telecom. Svs.)		10,757	131,451
Koninklijke KPN NV - ADR (Diversified Telecom. Svs.)		14,019	105,843
Swisscom AG - ADR (Diversified Telecom. Svs.)		4,493	180,933
Telefonica SA - ADR (Diversified Telecom. Svs.)		10,052	133,491
Vivendi SA - ADR (Diversified Telecom. Svs.)		7,915	153,947
			1,942,425
UTILITIES - 6.1%
Electricite de France SA - ADR (Electric Utilities)		34,874	143,681
Enel SpA - ADR (Electric Utilities)		42,270	149,213
Southern Co. / The (Electric Utilities)		1,673	77,109
SSE PLC - ADR (Electric Utilities)		8,437	190,676
Dominion Resources, Inc. (Multi-Utilities)		1,140	60,352
E.ON AG - ADR (Multi-Utilities)		7,826	185,554
GDF Suez - ADR (Multi-Utilities)		6,164	138,074
National Grid PLC - ADR (Multi-Utilities)		3,443	190,605
RWE AG - ADR (Multi-Utilities)		4,853	217,754
Wisconsin Energy Corp. (Multi-Utilities)		637	23,996
			1,377,014
Total Common Stocks (Cost $19,654,905)			$22,373,880

Money Market Funds - 1.5%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		346,000	$346,000
Total Money Market Funds (Cost $346,000)			$346,000

Total Investments - 100.0% (Cost $20,000,905)	(b)		$22,719,880
Liabilities in Excess of Other Assets - (0.0)%			(3,672)
Net Assets - 100.0%			$22,716,208

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depositary Receipts
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Target Equity/Income Portfolio

Schedule of Investments	September 30, 2012 (Unaudited)

Common Stocks - 98.6%		Shares	Value
CONSUMER DISCRETIONARY - 12.3%
Standard Motor Products, Inc. (Auto Components)		6,259	$115,291.00
Mattel, Inc. (Leisure Equip. & Products)		17,866	633,886
DISH Network Corp. Class A (Media)		11,241	344,087
Macy's, Inc. (Multiline Retail)		22,426	843,666
Advance Auto Parts, Inc. (Specialty Retail)		4,022	275,266
Genesco, Inc. (Specialty Retail)	(a)	2,054	137,063
PetSmart, Inc. (Specialty Retail)		6,111	421,537
Sonic Automotive, Inc. Class A (Specialty Retail)		8,675	164,651
			2,935,447
CONSUMER STAPLES - 1.3%
Casey's General Stores, Inc. (Food & Staples Retailing)		2,489	142,221
Smithfield Foods, Inc. (Food Products)	(a)	9,043	177,695
			319,916
ENERGY - 12.8%
Chevron Corp. (Oil, Gas & Consumable Fuels)		26,231	3,057,485

FINANCIALS - 14.7%
BB&T Corp. (Commercial Banks)		22,168	735,091
First Niagara Financial Group, Inc. (Commercial Banks)		64,470	521,562
FirstMerit Corp. (Commercial Banks)		36,768	541,593
FNB Corp. (Commercial Banks)		49,400	553,774
Astoria Financial Corp. (Thrifts & Mortgage Finance)		65,142	643,603
People's United Financial, Inc. (Thrifts & Mortgage Finance)		43,546	528,648
			3,524,271
HEALTH CARE - 6.1%
Humana, Inc. (Health Care Providers & Svs.)		8,614	604,272
Cambrex Corp. (Life Sciences Tools & Svs.)	(a)	17,624	206,729
Pfizer, Inc. (Pharmaceuticals)		25,895	643,491
			1,454,492
INDUSTRIALS - 9.2%
Northrop Grumman Corp. (Aerospace & Defense)		9,545	634,074
Triumph Group, Inc. (Aerospace & Defense)		2,156	134,815
Alaska Air Group, Inc. (Airlines)	(a)	3,380	118,503
ACCO Brands Corp. (Commercial Svs. & Supplies)	(a)	6,273	40,712
Republic Services, Inc. (Commercial Svs. & Supplies)		20,370	560,379
R.R. Donnelley & Sons Co. (Commercial Svs. & Supplies)		38,931	412,669
Sauer-Danfoss, Inc. (Machinery)		3,523	141,660
Kirby Corp. (Marine)	(a)	3,145	173,856
			2,216,668
INFORMATION TECHNOLOGY - 5.0%
Seagate Technology PLC (Computers & Peripherals)		24,872	771,032
PC Connection, Inc. (Electronic Equip., Instr. & Comp.)		11,334	130,454
Zygo Corp. (Electronic Equip., Instr. & Comp.)	(a)	7,446	136,187
NeuStar, Inc. Class A (IT Svs.)	(a)	3,750	150,113
			1,187,786
MATERIALS - 11.0%
CF Industries Holdings, Inc. (Chemicals)		3,476	772,506
Olin Corp. (Chemicals)		28,422	617,610
Commercial Metals Co. (Metals & Mining)		40,737	537,728
MeadWestvaco Corp. (Paper & Forest Products)		18,721	572,863
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)		3,849	126,979
			2,627,686
TELECOMMUNICATION SERVICES - 11.6%
BCE, Inc. (Diversified Telecom. Svs.)		34,410	1,511,975
BT Group PLC - ADR (Diversified Telecom. Svs.)		33,854	1,259,369
			2,771,344
UTILITIES - 14.6%
American Electric Power Co., Inc. (Electric Utilities)		13,533	594,640
PPL Corp. (Electric Utilities)		18,896	548,929
Avista Corp. (Multi-Utilities)		21,597	555,907
DTE Energy Co. (Multi-Utilities)		10,217	612,407
Integrys Energy Group, Inc. (Multi-Utilities)		10,339	539,696
Sempra Energy (Multi-Utilities)		10,158	655,089
			3,506,668
Total Common Stocks (Cost $21,872,263)			$23,601,763

Money Market Funds - 1.3%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		309,000	$309,000
Total Money Market Funds (Cost $309,000)			$309,000

Total Investments - 99.9% (Cost $22,181,263)	(b)		$23,910,763
Other Assets in Excess of Liabilities - 0.1%			23,811
Net Assets - 100.0%			$23,934,574

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depositary Receipts
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Bristol Growth Portfolio

Schedule of Investments	September 30, 2012 (Unaudited)

Common Stocks - 95.6%		Shares	Value
CONSUMER DISCRETIONARY - 19.3%
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)		48,500	$2,248,945
Starbucks Corp. (Hotels, Restaurants & Leisure)		38,800	1,969,100
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		32,400	2,149,416
Amazon.com, Inc. (Internet & Catalog Retail)	(a)	8,900	2,263,448
McGraw-Hill Cos., Inc. / The (Media)		41,900	2,287,321
Walt Disney Co. / The (Media)		40,800	2,133,024
AutoZone, Inc. (Specialty Retail)	(a)	5,900	2,181,053
Lowe's Cos., Inc. (Specialty Retail)		40,200	1,215,648
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	(a)	59,000	1,880,920
Under Armour, Inc. Class A (Textiles, Apparel & Luxury Goods)	(a)	18,000	1,004,940
Warnaco Group, Inc. / The (Textiles, Apparel & Luxury Goods)	(a)	34,000	1,764,600
			21,098,415
CONSUMER STAPLES - 5.2%
Constellation Brands, Inc. Class A (Beverages)	(a)	48,800	1,578,680
PepsiCo, Inc. (Beverages)		28,700	2,031,099
Kraft Foods, Inc. Class A (Food Products)		50,500	2,088,175
			5,697,954
ENERGY - 5.5%
Halliburton Co. (Energy Equip. & Svs.)		60,300	2,031,507
Schlumberger Ltd. (Energy Equip. & Svs.)		20,800	1,504,464
Forest Oil Corp. (Oil, Gas & Consumable Fuels)	(a)	47,300	399,685
Whiting Petroleum Corp. (Oil, Gas & Consumable Fuels)	(a)	43,600	2,065,768
			6,001,424
FINANCIALS - 3.6%
Hartford Financial Services Group, Inc. (Insurance)		108,600	2,111,184
Lincoln National Corp. (Insurance)		75,500	1,826,345
			3,937,529
HEALTH CARE - 6.2%
Amarin Corp PLC - ADR (Biotechnology)	(a)	153,800	1,937,880
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	37,800	2,114,910
Zimmer Holdings, Inc. (Health Care Equip. & Supplies)		16,100	1,088,682
Bristol-Myers Squibb Co. (Pharmaceuticals)		48,100	1,623,375
			6,764,847
INDUSTRIALS - 21.2%
Honeywell International, Inc. (Aerospace & Defense)		36,500	2,180,875
United Technologies Corp. (Aerospace & Defense)		21,100	1,651,919
FedEx Corp. (Air Freight & Logistics)		29,700	2,513,214
Danaher Corp. (Industrial Conglomerates)		41,800	2,305,270
Deere & Co. (Machinery)		28,000	2,309,720
Eaton Corp. (Machinery)		45,900	2,169,234
Pentair Ltd. (Machinery)	(a)	50,800	2,261,108
Snap-On, Inc. (Machinery)		30,500	2,192,035
Stanley Black & Decker, Inc. (Machinery)		23,100	1,761,375
Xylem, Inc. (Machinery)		67,700	1,702,655
Hertz Global Holdings, Inc. (Road & Rail)	(a)	155,800	2,139,134
			23,186,539
INFORMATION TECHNOLOGY - 26.9%
F5 Networks, Inc. (Communications Equip.)	(a)	19,600	2,052,120
QUALCOMM, Inc. (Communications Equip.)		51,800	3,236,982
Apple, Inc. (Computers & Peripherals)		7,600	5,071,176
Google, Inc. Class A (Internet Software & Svs.)	(a)	3,060	2,308,770
Accenture PLC Class A (IT Svs.)		16,900	1,183,507
International Business Machines Corp. (IT Svs.)		16,100	3,339,945
Altera Corp. (Semiconductors & Equip.)		53,900	1,831,791
Avago Technologies Ltd. (Semiconductors & Equip.)		61,600	2,147,684
Maxim Integrated Products, Inc. (Semiconductors & Equip.)		73,400	1,953,908
Xilinx, Inc. (Semiconductors & Equip.)		47,800	1,596,998
Microsoft Corp. (Software)		87,669	2,610,783
Oracle Corp. (Software)		68,800	2,166,512
			29,500,176
MATERIALS - 6.7%
Air Products & Chemicals, Inc. (Chemicals)		18,700	1,546,490
Monsanto Co. (Chemicals)		23,000	2,093,460
Freeport-McMoRan Copper & Gold, Inc. (Metals & Mining)		39,000	1,543,620
Newmont Mining Corp. (Metals & Mining)		38,500	2,156,385
			7,339,955
TELECOMMUNICATION SERVICES - 1.0%
Verizon Communications, Inc. (Diversified Telecom. Svs.)		23,500	1,070,895
Total Common Stocks (Cost $96,047,196)			$104,597,734

Money Market Funds - 2.4%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		2,652,000	$2,652,000
Total Money Market Funds (Cost $2,652,000)			$2,652,000

Total Investments - 98.0% (Cost $98,699,196)	(b)		$107,249,734
Other Assets in Excess of Liabilities - 2.0%			2,230,215
Net Assets - 100.0%			$109,479,949

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depositary Receipts
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.

Notes to Schedules of Investments	September 30, 2012 (Unaudited)

1)	Organization

Ohio National Fund, Inc. (the "Fund") is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "40 Act"), as an open-end management investment company. The Fund consists of twenty-four separate investment portfolios (the “Portfolios”) that seek the following objectives and strategies:

■	Equity Portfolio - Long-term growth of capital by investing at least 80% of its assets in equity securities.

■	Money Market Portfolio - Maximum current income consistent with preservation of capital and liquidity by investing in high quality money market instruments.

■	Bond Portfolio - High level of income and opportunity for capital appreciation consistent with preservation of capital by investing primarily in intermediate-term and long-term fixed income securities.

■	Omni Portfolio - High level of long-term total return consistent with preservation of capital by investing in stocks, bonds, and money market instruments.

■	International Portfolio – Long term growth of capital by investing at least 80% of its assets in securities of foreign companies.

■	Capital Appreciation Portfolio – Long-term capital growth by investing primarily in common stocks of established companies with either current or emerging earnings growth not fully appreciated or recognized by the market.

■	Millennium Portfolio - Capital growth by investing primarily in common stocks of small sized companies.

■	International Small-Mid Company Portfolio - Long-term growth of capital by investing at least 80% of its assets in equity securities of foreign small and mid-cap companies.

■	Aggressive Growth Portfolio – Long-term capital growth by investing primarily in domestic and foreign equity securities selected for growth potential.

■	Small Cap Growth Portfolio - Long-term capital appreciation by investing at least 80% of its net assets in stocks of small companies.

■	Mid Cap Opportunity Portfolio - Long-term total return by investing at least 80% of its net assets in equity securities of mid-cap companies, primarily those that are strategically positioned for long-term growth.

■	S&P 500® Index Portfolio - Total return that approximates the total return of the Standard & Poor's 500® Index, at a risk level consistent with that of the Standard & Poor's 500® Index.

■	Strategic Value Portfolio - Growth of capital and income by investing primarily in securities of high dividend yielding, undervalued stocks with dividend growth potential.

■	High Income Bond Portfolio - High current income by investing at least 80% of its net assets in lower rated corporate debt obligations commonly referred to as "junk bonds". The Portfolio's investments are generally rated Ba or lower by Moody's, or BB or lower by Standard & Poor’s or Fitch.

■	Capital Growth Portfolio – Long-term capital appreciation by investing primarily in an actively managed portfolio of equity securities of small cap growth companies.

■	Nasdaq-100® Index Portfolio - Long-term growth of capital by investing primarily in stocks that are included in the Nasdaq-100® Index. Unlike the other Portfolios of the Fund, the Nasdaq-100® Index Portfolio is a non-diversified portfolio for purposes of Section 5(b) of the 40 Act.

■	Bristol Portfolio - Long-term growth of capital by investing primarily in common stocks of the 1,000 largest publicly traded U.S. companies in terms of market capitalization.

■	Bryton Growth Portfolio - Long-term growth of capital by investing primarily in common stocks of growth-oriented U.S. companies smaller than the 500 largest publicly traded U.S. companies in terms of market capitalization.

■	U.S. Equity Portfolio – Capital appreciation with a secondary objective of capital preservation to provide long term growth by investing at least 80% of its net assets in equity securities traded in the U.S. within under-priced sectors and industries.

■	Balanced Portfolio – Capital appreciation and income by investing normally up to 75% of its assets in equity securities within under-priced sectors and industries while maintaining a minimum of 25% of its assets in fixed income securities.

■	Income Opportunity Portfolio – Modest capital appreciation and maximization of realized gains by investing in equity securities traded in the U.S.

■	Target VIP Portfolio – Above average total return by investing in the common stocks of companies which are identified by a model that applies separate uniquely specialized strategies.

■	Target Equity/Income Portfolio – Above average total return by adhering to a disciplined, quantitative investment process that incorporates two distinct strategy methodologies.

■	Bristol Growth Portfolio – Long-term growth of capital by investing primarily in common stocks of the 1,000 largest publicly traded U.S. companies in terms of market capitalization.

Additional detail regarding portfolio-specific objectives, policies, and investment strategies is provided in the prospectus and Statement of Additional Information of Ohio National Fund, Inc. There are no assurances that these objectives will be met. Each Portfolio, except the Nasdaq-100® Index Portfolio, is classified as diversified for purposes of Section 5(b) of the 40 Act.

At present, the Fund sells its shares only to separate accounts of The Ohio National Life Insurance Company (“ONLIC”), Ohio National Life Assurance Corporation (“ONLAC”), and National Security Life and Annuity Company (“NSLA”) to support certain benefits under variable contracts issued by those entities. In the future, Fund shares may be used for other purposes but, unless there is a change in applicable law, they will not be sold directly to the public.

Interest in each Portfolio is represented by a separate class of the Fund’s capital stock, par value $1. Each share of a Portfolio participates equally in the Portfolio’s dividends, distributions, net assets, and voting matters.

The Fund is authorized to issue 550 million of its capital shares. These authorized shares have been allocated to specific Portfolios of the Fund as follows:

Portfolio	Authorized Shares	Portfolio	Authorized Shares
Equity	30,000,000	Strategic Value	10,000,000
Money Market	80,000,000	High Income Bond	60,000,000
Bond	30,000,000	Capital Growth	10,000,000
Omni	10,000,000	Nasdaq-100® Index	25,000,000
International	45,000,000	Bristol	40,000,000
Capital Appreciation	15,000,000	Bryton Growth	35,000,000
Millennium	10,000,000	U.S. Equity	10,000,000
International Small-Mid Company	10,000,000	Balanced	10,000,000
Aggressive Growth	10,000,000	Income Opportunity	10,000,000
Small Cap Growth	10,000,000	Target VIP	10,000,000
Mid Cap Opportunity	10,000,000	Target Equity/Income	10,000,000
S&P 500® Index	35,000,000	Bristol Growth	25,000,000

The Fund’s Board of Directors (the “Board”) periodically reallocates authorized shares among the Portfolios of the Fund and may authorize additional shares as deemed necessary.

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the risk of loss to the Fund is expected to be remote.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements:

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

Investments are valued using pricing procedures approved by the Board.

Various investments in the Money Market Portfolio are valued at amortized cost in accordance with Rule 2a-7 of the 40 Act. In all Portfolios of the Fund, fixed income instruments that mature in sixty days or less, and of sufficient credit quality, are valued at amortized cost. Amortized cost valuation involves valuing a security at its cost initially and thereafter amortizing to maturity any discounts or premiums on the level-yield method, regardless of the impact of fluctuating market interest rates on the value of the security. In these instances, amortized cost approximates fair value.

Investments, other than those securities aforementioned, are valued as follows:

Domestic equity securities that are traded on U.S. exchanges, with the exception of options, are valued at the last trade price reported by the primary exchange of each security (4:00 pm Eastern Time for normal trading sessions). Option securities are valued on a composite close price basis. Over-the-counter domestic equity securities are valued at the last trade price reported daily as of 4:00 pm Eastern Time (normal trading sessions). Over-the-counter traded ADRs may be valued at an evaluated price based on the value of the underlying securities. If a domestic equity security is not traded on a particular day, the mean between the bid and ask prices reported at 4:00 pm Eastern Time (normal trading sessions) by the primary exchange will generally be used for valuation purposes. The principal sources for market quotations are independent pricing services that have been approved by the Board.

Fixed income securities that have a remaining maturity exceeding sixty days are generally valued at the mean between the daily close bid and ask prices, as provided by independent pricing services approved by the Board.

Shares of open-end mutual funds are valued at each fund’s last calculated net asset value per share.

Repurchase agreements are valued at amortized cost, which approximates fair value.

Restricted securities, illiquid securities, or other investments for which market quotations or other observable market inputs are not readily available are valued at an estimate of value using methods determined in good faith by the Fund’s Pricing Committee under the supervision of the Board.

Foreign equity securities are initially priced at the reported close price of the exchange on which a security is primarily traded. Securities not traded on a particular day are valued at the mean between the last reported bid and ask quotes at daily close, or the last sale price when appropriate. The principal sources for market quotations are independent pricing services that have been approved by the Board.

Equity securities that are primarily traded on foreign exchanges, other than those in North or South America, are further subjected to fair valuation pricing procedures provided by an independent fair valuation service. The service provides data that can be used to estimate the price of a foreign issue that would prevail in a liquid market given market information available daily at 4:00 pm Eastern Time (normal trading sessions). Multiple factors may be considered in performing this valuation, including an issue’s local close price, relevant general and sector indices, currency fluctuations, and pricing of related depository receipts, exchange traded funds, and futures. The pricing procedures are performed for each individual security for which there is a fairly large degree of certainty that the local close price is not the liquid market price at the time of U.S. market close. The procedures are performed each day there is a change in a consistently used market index from the time of local close to the U.S. market close. Backtesting analysis is performed on a quarterly basis to monitor the effectiveness of these procedures. The testing is reviewed by management of the Fund as well as the Fund’s Board. Prior results have indicated that these procedures have been effective in reaching valuation objectives.

The differences between the aggregate cost and values of investments are reflected as unrealized appreciation or unrealized depreciation.

Pricing inputs used in the Fund’s determination of its investment values are categorized according to a three-tier hierarchy framework. The hierarchy is summarized in three broad levels:

Level 1:	Quoted prices in active markets for identical securities.
Level 2:	Other significant observable inputs, including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.
Level 3:	Significant unobservable inputs, including the Fund’s own assumptions used to determine the value of securities.

The following is a summary of the inputs used in valuing each of the Portfolio’s assets (liabilities) at value as of September 30, 2012:

Portfolio	Financial Instrument Type	Level 1	Level 2	Level 3
Equity	Common Stocks	$184,794,528	$-	$-
	Preferred Stocks	2,799,728	-	-
	Money Market Funds	1,040,000	-	-
		$188,634,256	$-	$-

Money Market *	Commercial Paper	$-	$169,487,453	$-
	Asset-Backed Securities	-	1,615,909	-
	U.S. Government Agency Issues	-	11,998,007	-
	U.S. Treasury Obligations	-	11,998,662	-
	Money Market Funds	20,000,000	-	-
	Repurchase Agreements	-	20,000,000	-
		$20,000,000	$215,100,031	$-

Bond	Corporate Bonds	$-	$158,704,903	$-
	U.S. Treasury Obligations	-	8,172,816	-
	Repurchase Agreements	-	2,532,000	-
		$-	$169,409,719	$-

Omni	Common Stocks	$24,597,664	$-	$-
	Corporate Bonds	-	7,779,426	-
	U.S. Treasury Obligations	-	447,765	-
	Money Market Funds	1,010,000	-	-
		$25,607,664	$8,227,191	$-

International	Common Stocks	$39,001,059	$122,933,830	$-
	Preferred Stocks	1,153,632	-	-
	U.S. Treasury Obligations	-	249,979	-
	Money Market Funds	7,594,330	-	-
		$47,749,021	$123,183,809	$-

	Foreign currency contracts	$(431,855)	$-	$-
	Futures contracts	$(7,845)	$-	$-

Capital Appreciation	Common Stocks	$103,838,058	$3,101,030	$-
	Money Market Funds	8,717,000	-	-
		$112,555,058	$3,101,030	$-

Millennium	Common Stocks	$36,861,634	$-	$-
	Money Market Funds	358,000	-	-
		$37,219,634	$-	$-

International Small-Mid Company	Common Stocks	$14,644,937	$43,390,488	$-
	Exchange Traded Funds	448,983	-	-
	Money Market Funds	2,961,588	-	-
		$18,055,508	$43,390,488	$-

Aggressive Growth	Common Stocks	$24,582,655	$4,348,539	$-
	VVPR Strips	9	-	-
	Commercial Paper	-	1,000,000	-
	Money Market Funds	2,902,000	-	-
		$27,484,664	$5,348,539	$-

Small Cap Growth	Common Stocks	$34,550,450	$-	$-
	Commercial Paper	-	700,000	-
	Money Market Funds	743,000	-	-
		$35,293,450	$700,000	$-

Mid Cap Opportunity	Common Stocks	$66,240,842	$-	$-
	Money Market Funds	1,064,000	-	-
		$67,304,842	$-	$-

S&P 500® Index	Common Stocks	$198,474,801	$-	$-
	Exchange Traded Funds	7,783,015	-	-
		$206,257,816	$-	$-

Strategic Value	Common Stocks	197,176,918	62,799,287	-
	Money Market Funds	2,727,000	-	-
		$199,903,918	$62,799,287	$-

High Income Bond	Corporate Bonds	$-	$293,002,301	$-
	Common Stocks	101,078	-	-
	Preferred Stocks	-	323,694	-
	Warrants	89,019	-	-
	Other	18,749	-	-
	Money Market Funds	9,427,000	-	-
		$9,635,846	$293,325,995	$-

Capital Growth	Common Stocks	$55,065,757	$-	$-
		$55,065,757	$-	$-

Nasdaq-100® Index	Common Stocks	$67,008,782	$-	$-
	Exchange Traded Funds	2,205,876	-	-
	Repurchase Agreements	-	253,000	-
		$69,214,658	$253,000	$-

Bristol	Common Stocks	$201,363,601	$-	$-
	Money Market Funds	4,311,000	-	-
		$205,674,601	$-	$-

Bryton Growth	Common Stocks	$148,510,064	$-	$-
	Money Market Funds	4,069,000	-	-
		$152,579,064	$-	$-

U.S. Equity	Common Stocks	$15,497,754	$-	$-
		$15,497,754	$-	$-

Balanced	Common Stocks	$31,861,907	$-	$-
	Corporate Bonds	-	12,180,616	-
	U.S. Treasury Obligations	-	2,078,141	-
	Purchased Options	414,000	-	-
	Money Market Funds	1,354,000	-	-
		$33,629,907	$14,258,757	$-

Income Opportunity	Common Stocks	$10,745,633	$-	$-
	Purchased Options	103,500	-	-
	Money Market Funds	38,000	-	-
		$10,887,133	$-	$-

Target VIP	Common Stocks	$22,373,880	$-	$-
	Money Market Funds	346,000	-	-
		$22,719,880	$-	$-

Target Equity/Income	Common Stocks	$23,601,763	$-	$-
	Money Market Funds	309,000	-	-
		$23,910,763	$-	$-

Bristol Growth	Common Stocks	$104,597,734	$-	$-
	Money Market Funds	2,652,000	-	-
		$107,249,734	$-	$-

•	At September 30, 2012, the Money Market Portfolio's investments, with the exception of money market funds, were valued using amortized cost, in accordance with rules under the 40 Act. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are considered to be valued using Level 2 inputs.

As stated above, the value assigned to the Fund’s foreign securities will, in most cases, not be the quoted or published prices of the investments on their respective primary markets or exchanges. Securities that are priced using fair value estimates are categorized as Level 2 in the fair value hierarchy, whereas securities that do not meet the established criteria are categorized as Level 1. The valuation of a foreign security from one valuation period to the next may result in a transfer between Levels 1 and 2 if the degree of certainty that the local close price is not the liquid market price at the time of U.S. market close is not similar for both periods. The Fund’s policy is to recognize transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and Level 2 during the nine-month period ended September 30, 2012.

Below is a reconciliation that details the activity of securities in Level 3 during the nine-month period ended September 30, 2012:

	Aggressive Growth	S&P 500® Index	High Income Bond	Nasdaq-100® Index

Beginning Balance - January 1, 2012	$9	$198	$20,781	$776
Total gains or losses (realized/unrealized):
Included in earnings (or changes in net assets)	19	427	12,907	1,669
Issuances	-	-	-	-
Settlements	-	(625)	-	(2,445)
Transfers out of Level 3 to Level 1 (due to availability of active market quotation)	(28)	-	-	-
Transfers out of Level 3 into Level 2 (due to availability of significant observable market inputs)	-	-	(33,688)	-
Ending Balance – September 30, 2012	$-	$-	$-	$-

The amount of total gains or losses for the period included in earnings (or changes in net assets) attributable to the change in unrealized gains or losses relating to assets still held at the reporting date	$19	$427	$12,907	$1,669

Foreign Securities and Currency

The books and records of all the Portfolios are maintained in U.S. dollars. All investments and cash quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates provided by an independent source. These exchange rates are currently determined daily, at 4:00 pm Eastern Time for normal trading sessions. Purchases and sales of foreign-denominated investments are recorded at rates of exchange prevailing on the respective dates of such transactions.

The Fund may not fully isolate that portion of the results of operations resulting from changes in foreign exchange rates from fluctuations arising from changes in market prices on foreign currency-denominated investments. However, for tax purposes, the Fund does fully isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon sale or maturity of such investments to the extent required by federal income tax regulations.

All Portfolios of the Fund may invest in securities of foreign issuers. Securities of foreign issuers that are purchased by the Money Market Portfolio are limited to 50% of that Portfolio’s assets and must be denominated in U.S. dollars and held in custody in the United States of America. The International and International Small-Mid Company Portfolios may be invested entirely in foreign securities. Investments in securities of foreign issuers, including investments in foreign companies through the use of depositary receipts, carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that could adversely affect capital investment within those countries.

Repurchase Agreements

The Portfolios may acquire repurchase agreements from member banks of the Federal Reserve System which are deemed creditworthy under guidelines approved by the Board, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by a Portfolio plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The maturities of these instruments vary from overnight to one week. The seller, under a repurchase agreement, is required to maintain as collateral for the repurchase transaction securities in which the Portfolio has a perfected security interest with a value not less than 100% of the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Portfolio’s custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential for loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Restricted and Illiquid Securities

Restricted securities are those securities purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (“the 1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. 144A securities are issued by corporations without registration in reliance on 1933 Act provisions allowing for the private resale of unregistered securities to qualified institutional buyers. Section 4(2) commercial paper is issued pursuant to Section 4(2) of the 1933 Act which exempts an issue from registration. This paper may be used to finance non-current transactions, such as acquisitions, stock repurchase programs, and other long-term assets. Investments by a portfolio in Rule 144A and Section 4(2) securities could have the effect of decreasing the liquidity of a Portfolio during any period in which qualified institutional investors were no longer interested in purchasing these securities.

Typically, the restricted securities noted above are not considered illiquid. The criteria used to determine if a restricted security is illiquid includes frequency of trades and quotes, available dealers willing to make transactions, availability of market makers in the security, and the nature of the security and its trades. The Money Market, Bond, and Omni Portfolios may invest up to 10% of their respective assets in illiquid securities. Each of the other Portfolios of the Fund may invest up to 15% of its net assets in illiquid securities.

Investment Transactions and Related Income

For financial reporting purposes, investment transactions are accounted for on a trade date basis. For purposes of executing separate account shareholder transactions in the normal course of business, however, the Fund’s investment transactions are recorded no later than the first calculation on the first business day following the trade date in accordance with Rule 2a-4 of the 40 Act. Accordingly, differences between the net asset values for financial reporting and for executing separate account shareholder transactions may arise.

Dividend income is recognized on the ex-dividend date, except in the case of those Portfolios holding foreign securities, in which dividends are recorded as soon after the ex-dividend date as the Fund’s information agents become aware of such dividends. Interest income is accrued daily as earned and includes the amortization of premium and accretion of discount. Net realized gain or loss on investments and foreign exchange transactions are determined using the specific identification method.

Distributions to Shareholders and Federal Taxes

Net investment income of the Money Market Portfolio is declared and paid daily as a dividend to shareholders immediately before the computation of the net asset value of Money Market Portfolio shares. Dividends are automatically reinvested in additional Money Market Portfolio shares at the net asset value immediately following such computation. Distributions arising from net investment income and net capital gains from the remaining Portfolios are declared and paid to shareholders periodically as required for each of the Portfolios to continue to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code. The Fund, excluding the Money Market Portfolio, may also satisfy its distribution requirements by using consent dividends rather than cash dividends. The Fund has the intent to continue to comply with tax provisions pertaining to regulated investment companies and make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. As such, no provisions for federal income or excise taxes have been recorded.

The character of income and realized capital gains distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains for financial reporting purposes. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature they are reclassified within the composition of net assets; temporary differences do not require such reclassification. Distributions to shareholders that exceed taxable income and net taxable realized gains are reported as return of capital distributions.

The Fund’s management and its tax agent, U.S. Bancorp Fund Services, LLC, perform an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e. greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of the evaluation included a review of tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal tax and the state of Maryland (i.e., the last four tax year ends and the interim tax period since then). The determination has been made that there are no uncertain tax positions that would require the Portfolios to record a tax liability and, therefore, there is no impact to the Portfolios’ financial statements.

Expense Allocation

Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses that cannot be directly attributed to a Portfolio are allocated among all the benefited Portfolios on a basis of relative net assets or other appropriate method.

Foreign Withholding Taxes

Certain Portfolios in the Fund may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally withheld based on income earned. These Portfolios accrue such taxes as the related income is earned.

Subsequent Events

Management has evaluated events and transactions through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements, and there are no subsequent events to report.

(3)	Financial Instruments

The Fund’s Portfolios may trade in financial instruments with off-balance sheet risk for hedging purposes or, otherwise, in accordance with stated investing objectives. These financial instruments may include options, futures, and foreign currency contracts that may involve, to a varying degree, elements of risk in excess of the amounts recognized on financial statements.

Options

A Portfolio may buy and write (i.e., sell) call and put options. In writing call options, the Portfolio gives the purchaser of the call option the right to purchase the underlying securities from the Portfolio at a specified “exercise” price at any time prior to the expiration of the option, normally within nine months. A Portfolio writes a covered call option when it owns the underlying securities and an uncovered call option when it does not. In purchasing put options, a Portfolio pays the seller of the put option a premium for the right of the Portfolio to sell the underlying securities to the seller at a specified exercise price prior to the expiration of the option. When a Portfolio sells a put option, it has the obligation to buy, and the purchaser of the put the right to sell, the underlying security at the exercise price during the option period. Whenever a Portfolio has a written covered call option outstanding, the underlying securities will be segregated by the Custodian and held in an escrow account to assure that such securities will be delivered to the option holder if the option is exercised. While the underlying securities are subject to the option, the Portfolio remains the record owner of the securities, entitling it to receive dividends and to exercise any voting rights. Whenever a Portfolio has a written uncovered call option outstanding, it will segregate with the Custodian cash or liquid assets that, when added to the amounts deposited with the broker as margin, equal to the market value of the securities underlying the call option (but not less than the exercise price of the call option). To cover a written put option, the Portfolio writing the option deposits cash or liquid securities in a segregated account at the Custodian. In order to terminate its position as the writer or the purchaser of an option, the Portfolio may enter into a “closing” transaction, which is the purchase (if the Portfolio has written the option) or sale (if the Portfolio is the purchaser of the option) of an option on the same underlying securities and having the same exercise price and expiration date as the option previously written or purchased by the Portfolio.

When a Portfolio writes a put or call option, an amount equal to the premium received is included on the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. Such liability is subject to off balance sheet risks to the extent of any future increases in market value of the written options. If an option expires on its stipulated expiration date or if the Portfolio enters into a closing purchase transaction, a gain or loss is realized. If a written call option on an individual security is exercised, a gain or loss is realized for the sale of the underlying security, and the proceeds from the sale are increased by the premium originally received. If a written call option on a securities index is exercised, a gain or loss is realized as determined by the premium originally received, the exercise price and the market value of the index. If a written put option on an individual security is exercised, the cost of the security acquired is decreased by the premium originally received. When a Portfolio purchases a put or call option, an amount equal to the premium paid is included on the Portfolio’s Statement of Assets and Liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Portfolio enters into a closing sale transaction, a gain or loss is realized. If a Portfolio exercises a call option on an individual security, the cost of the security acquired is increased by the premium paid for the call. If the Portfolio exercises a put option on an individual security, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. If the Portfolio exercises a put option on a security index, a gain or loss is realized as determined by the premium originally paid, the exercise price and the market value of the index.

The Income Opportunity and Balanced Portfolios wrote call options and purchased put options on the S&P 500 Index during the nine-month period ended September 30, 2012. These instruments were used by the Portfolios to provide a hedge against equity price risk. During a period in which the prices of the Portfolios’ common stocks may decline, these instruments are designed to increase in value, thus providing price accumulation gains that partially offset the price accumulation losses of the common stocks in the Portfolios.

The Income Opportunity and Balanced Portfolios’ written call options are collateralized by cash and/or securities held with the Portfolios’ prime broker and in segregated accounts at the Portfolios’ custodian. Such collateral for the Portfolios is restricted from use. The cash collateral or borrowings from the prime broker, if necessary, are included on the Statement of Assets and Liabilities. The securities pledged as collateral are noted as such on the Portfolios’ Schedules of Investments. Written and purchased options are non-income producing securities.

Futures Contracts

A Portfolio may buy or sell two kinds of financial futures contracts: stock index futures contracts and interest rate futures contracts. Stock index futures contracts are contracts developed by and traded on national commodity exchanges whereby the buyer will, on a specified future date, pay or receive a final cash payment equal to the difference between the actual value of the stock index on the last day of the contract and the value of the stock index established by the contract multiplied by the specific dollar amount set by the exchange. Futures contracts may be based on broad-based stock indexes such as the S&P 500 Index or on narrow-based stock indexes. A particular index will be selected according to the Adviser’s investment strategy for the particular Portfolio. An interest rate futures contract is an agreement whereby one party agrees to sell and another party agrees to purchase a specified amount of a specified financial instrument (debt security) at a specified price at a specified date, time and place. Although interest rate futures contracts typically require actual future delivery of and payment for financial instruments, the contracts are usually closed out before the delivery date. A public market exists in interest rate futures contracts covering primarily the following financial instruments: U.S. Treasury bonds; U.S. Treasury notes; Government National Mortgage Association (GNMA) modified pass-through mortgage-backed securities; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; and Eurodollar certificates of deposit. U.S. futures contracts are traded on exchanges which have been designated “contract markets” by the Commodities Futures Trading Commission (“CFTC”) and must be executed through a futures commission merchant (“FCM”), or brokerage firm, which is a member of the relevant contract market. It is expected that futures contracts trading in additional financial instruments will be authorized.

The Fund, on behalf of each Portfolio, has filed with the National Futures Association, a notice claiming an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act, as amended, and the rules of the Commodity Futures Trading Commission promulgated thereunder, with respect to each Portfolio's operation. Accordingly, the Portfolios are not subject to registration or regulation as a commodity pool operator.

The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit “initial margin” for the benefit of the broker when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and are similar to good faith deposits or performance bonds.

Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of a Portfolio’s investment limitations. A Portfolio, its futures commission merchant and the Custodian retain control of the initial margin until the contract is liquidated. If the value of either party's position declines, that party will be required to make additional “variation margin” payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FCM that holds margin on behalf of a Portfolio, the Portfolio may be entitled to return of margin owed to the Portfolio only in proportion to the amount received by the FCM’s other customers. ONI and the Sub-Advisers will attempt to minimize this risk by carefully monitoring the creditworthiness of the FCMs with which the Portfolios do business. In addition to the margin restrictions discussed above, transactions in futures contracts and options on futures contracts may involve the segregation of funds pursuant to requirements imposed by the SEC. Under those requirements, where a Portfolio has a long position in a futures contract or sells a put option, it will be required to establish a segregated account (not with an FCM or broker) containing cash or certain liquid assets equal to the purchase price of the contract or the exercise price of the option (less any margin on deposit). For a short position in futures contacts held by a Portfolio or call options sold by a Portfolio, those requirements mandate the establishment of a segregated account (not with a futures commission merchant or broker) containing cash or certain liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments underlying the futures contracts or call options. However, segregation of assets is not required if a Portfolio “covers” its position.

At September 30, 2012, there was one outstanding futures contract in the International Portfolio. Details of this contract were as follows:

Type	Description	Expiration	Number of contracts	Counterparty	Contract at value	Initial contract amount	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)

Long	Dax Index Futures	December 21, 2012	2	JP Morgan Securities Inc.	$ 465,092	$ 472,937	$ (7,845)	$ (3,384)

The International Portfolio’s holding of a U.S. Treasury Bill, as noted on the Portfolio’s Schedule of Investments, was pledged at September 30, 2012 as collateral for this contract. The cost and value of the amount pledged at September 30, 2012 were $149,999 and $150,000, respectively.

This futures contract was executed for the purpose of increasing exposure to an attractive equities market, beyond that evidenced by the Portfolio’s investment in common stocks, while maintaining a significant cash balance that could be used for potentially higher-than-average shareholder transactions. There were other index futures contracts that were executed and closed in the International Portfolio during the nine-month period ended September 30, 2012. These contracts were executed for similar purposes as those for futures contracts outstanding at September 30, 2012.

Foreign Currency Contracts

In order to hedge against changes in the exchange rates of foreign currencies in relation to the U.S. dollar, each Portfolio, other than the Money Market Portfolio, may engage in forward foreign currency contracts, foreign currency options and foreign currency futures contracts in connection with the purchase, sale or ownership of a specific security. The International Portfolio, International Small-Mid Company Portfolio, Strategic Value Portfolio and High Income Bond Portfolio may engage in such transactions to implement their investment strategies.

The Portfolios generally conduct their foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange currency market. When a Portfolio purchases or sells a security denominated in or exposed to a foreign currency, it may enter into a forward foreign currency contract (“forward contract”) for the purchase or sale, for a fixed amount of dollars, of the amount of currency involved in the underlying security transaction. A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. In this manner, a Portfolio may obtain protection against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the foreign currency during the period between the date the security is purchased or sold and the date upon which payment is made or received. Although such contracts tend to minimize the risk of loss due to the decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

Forward contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Generally a forward contract has no deposit requirement, and no commissions are charged. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they buy and sell various currencies. When the Portfolio manager believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, a Portfolio may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of that Portfolio’s securities denominated in or exposed to such foreign currency. No Portfolio will enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of its assets denominated in or exposed to that currency. At the consummation of a forward contract for delivery by a Portfolio of a foreign currency, the Portfolio may either make delivery of the foreign currency or terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract obligating it to purchase, at the same maturity date, the same amount of the foreign currency. If the Portfolio chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of its securities denominated in such currency or through conversion of other Portfolio assets into such currency. It is impossible to forecast the market value of Portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for the Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver, and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary for the Portfolio to sell on the spot market some of the foreign currency received on the sale of its hedged security if the security’s market value exceeds the amount of foreign currency the Portfolio is obligated to deliver.

If the Portfolio retains the hedged security and engages in an offsetting transaction, it will incur a gain or loss to the extent that there has been movement in spot or forward contract prices. If a Portfolio engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the Portfolio’s entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Portfolio will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Portfolio will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

Buyers and sellers of foreign currency options and futures contracts are subject to the same risks previously described with respect to options and futures generally. In addition, settlement of currency options and futures contracts with respect to most currencies must occur at a bank located in the issuing nation. The ability to establish and close out positions on such options is subject to the maintenance of a liquid market that may not always be available. Currency rates may fluctuate based on political considerations and governmental actions as opposed to purely economic factors.

Predicting the movements of foreign currency in relation to the U.S. dollar is difficult and requires different skills than those necessary to predict movements in the securities market. There is no assurance that the use of foreign currency hedging transactions can successfully protect a Portfolio against loss resulting from the movements of foreign currency in relation to the U.S. dollar. In addition, it must be remembered that these methods of protecting the value of a Portfolio’s securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which can be achieved at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to the decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

Details of the foreign currency contracts outstanding in the International Portfolio at September 30, 2012 are as follows:

Contracts to buy foreign currency:

Date of contract	Exchange date	Counterparty	Currency to receive		Currency to deliver	Contract at value	Unrealized Appreciation (Depreciation)
August 7, 2012	October 24, 2012	BONY	2,990,785	EUR	$3,717,845	$3,846,082	$128,237
August 1, 2012	November 5, 2012	JPM	25,170,000	SEK	$3,705,111	$3,828,579	$123,468
August 20, 2012	November 28, 2012	HSBC	5,403,000	AUD	$5,596,968	$5,585,026	$(11,942)
August 20, 2012	November 28, 2012	HSBC	4,400,000	NZD	$3,538,920	$3,635,113	$96,193
August 30, 2012	December 4, 2012	HSBC	93,520,900	INR	$1,653,189	$1,751,926	$98,737
August 30, 2012	December 7, 2012	BAR	3,249,882	TRY	$1,752,430	$1,793,579	$41,149
September 6, 2012	December 13, 2012	JPM	6,700,000	GBP	$10,674,440	$10,806,206	$131,766
September 6, 2012	December 13, 2012	HSBC	1,870,000	GBP	$2,980,219	$3,016,060	$35,841
September 11, 2012	December 13, 2012	HSBC	6,980,000	CAD	$7,160,443	$7,083,873	$(76,570)
					$40,779,565	$41,346,444	$566,879

Contracts to sell foreign currency:

Date of contract	Exchange date	Counterparty	Currency to receive	Currency to deliver		Contract at value	Unrealized Appreciation (Depreciation)

July 20, 2012	October 24, 2012	BONY	$10,410,651	8,550,000	EUR	$10,995,107	$(584,456)
September 10, 2012	October 24, 2012	BAR	$1,445,372	1,130,000	EUR	$1,453,155	$(7,783)
September 6, 2012	October 24, 2012	BAR	$3,149,712	2,491,940	EUR	$3,204,579	$(54,867)
August 7, 2012	November 5, 2012	JPM	$2,341,481	15,751,503	SEK	$2,395,943	$(54,462)
August 7, 2012	November 5, 2012	JPM	$1,398,911	9,418,497	SEK	$1,432,637	$(33,726)
September 6, 2012	December 10, 2012	HSBC	$19,185,378	1,512,517,660	JPY	$19,422,956	$(237,578)
September 10, 2012	December 13, 2012	JPM	$3,401,479	2,125,000	GBP	$3,427,341	$(25,862)
			$41,332,984			$42,331,718	$(998,734)

Counterparties	Currencies
HSBC - HSBC Bank USA	EUR - Euro
JPM - JPMorgan Securities, Inc.	SEK - Swedish Krona
BONY - Bank of New York Mellon	AUD - Australian Dollar
BAR - Barclays Bank PLC	NZD - New Zealand Dollar
INR - Indian Rupee
TRY - Turkish Lira
GBP - British Pound
CAD - Canadian Dollar
JPY - Japanese Yen

Foreign currency contracts were executed in the International Portfolio in order to mitigate the effect that exchange rate volatility had on the valuation of the Portfolio’s investments that were either under-weighted or over-weighted in relation to the Portfolio’s benchmark index. The Portfolio was under-weighted in equity investments within the countries of Singapore, Sweden, New Zealand, Australia, India, Turkey, Great Britain, and Canada. The Portfolio executed contracts to buy those countries’ currencies to mitigate the effects that volatility in those currencies’ exchange rates might otherwise have on the Portfolio’s performance relative to the benchmark. The Portfolio was over-weighted in investments denominated in Euros and the Japanese Yen and, likewise, executed contracts to sell those currencies in order to mitigate the effect that volatility in the exchange rate might otherwise have on relative performance.

The Portfolio entered into other foreign currency contracts during the year for similar benchmark performance hedging purposes. The Portfolio also entered into contracts that were the inverse of previously executed contracts to effectively exit prior contracts earlier than stated contract delivery dates, as over-weights or under-weights were reduced, or as previously executed contracts resulted in an attractive return to the Portfolio.

(4)	Federal Income Tax Information

The cost basis for federal income tax purposes may differ from the cost basis for financial reporting purposes. The table below details the unrealized appreciation (depreciation) and aggregate cost of securities at September 30, 2012 for federal income tax purposes.

	Equity	Bond	Omni	International	Capital Appreciation	Millennium
Gross unrealized:
Appreciation	$33,968,659	$15,887,933	$3,015,004	$33,514,282	$15,752,906	$4,446,112
Depreciation	(7,156,783)	(124,134)	(302,724)	(6,739,793)	(3,866,881)	278,504
Net unrealized:
Appreciation	$26,811,876	$15,763,799	$2,712,280	$26,774,489	$11,886,025	$4,724,616
Aggregate cost of securities:	$161,822,380	$153,645,920	$31,122,575	$144,158,341	$103,770,063	$32,495,018

	International Small-Mid Company	Aggressive Growth	Small Cap Growth	Mid Cap Opportunity	S&P 500® Index	Strategic Value
Gross unrealized:
Appreciation	$14,756,758	$8,874,883	$4,210,414	$12,033,762	$65,337,587	$10,238,088
Depreciation	(948,454)	(1,104,780)	(1,581,343)	(2,468,655)	(15,318,087)	(1,638,605)
Net unrealized:
Appreciation	$13,808,304	$7,770,103	$2,629,071	$9,565,107	$50,019,500	$8,599,483
Aggregate cost of securities:	$47,637,692	$25,063,100	$33,364,379	$57,739,735	$156,238,316	$254,103,722

	High Income Bond	Capital Growth	Nasdaq-100® Index	Bristol	Bryton Growth	U.S. Equity
Gross unrealized:
Appreciation	$18,229,442	$12,042,649	$22,361,463	$16,695,405	$12,583,237	$3,314,319
Depreciation	(3,243,545)	(2,330,335)	(1,451,934)	(1,450,808)	(9,088,265)	(542,551)
Net unrealized:
Appreciation	$14,985,897	$9,712,314	$20,909,529	$15,244,597	$3,494,972	$2,771,768
Aggregate cost of securities:	$287,975,944	$45,353,443	$48,558,129	$190,430,004	$149,084,092	$12,725,986

	Balanced	Income Opportunity	Target VIP	Target Equity/Income	Bristol Growth
Gross unrealized:
Appreciation	$3,846,560	$1,957,018	$3,949,032	$2,607,731	$9,400,311
Depreciation	(279,399)	(198,984)	(1,147,274)	(666,842)	(662,147)
Net unrealized:
Appreciation	$3,567,161	$1,758,034	$2,801,758	$1,940,889	$8,738,164
Aggregate cost of securities:	$44,321,502	$9,129,099	$19,918,122	$21,969,874	$98,511,570

(5)	Legal Matters

In December 2007, the Target Equity/Income Portfolio, as a shareholder of Lyondell Chemical Company (“Lyondell”), participated in a cash out merger of Lyondell in which it received $48 per share of consideration (the “Merger”). The value of the proceeds received by the Target Equity/Income Portfolio as a result of the Merger was $1,772,400. Lyondell later filed for bankruptcy and two entities created by the Lyondell bankruptcy plan of reorganization have initiated lawsuits seeking to recover, or clawback, proceeds received by shareholders in the December 2007 merger based on fraudulent transfer claims.

The first action, Edward S. Weisfelner, as Trustee of the LB Creditor Trust v. Morgan Stanley & Co., Inc., et. al., was initiated on October 22, 2010 (the “Creditor Trust Action”), in the Supreme Court of the State of New York in the County of New York but has subsequently been removed to the U.S. Bankruptcy Court for the Southern District of New York. The second action, Edward S. Weisfelner, as Trustee of the LB Litigation Trust v. Holmes TTEE, et. al., was initiated on December 23, 2010 (the “Litigation Trust Action”), in the U.S. Bankruptcy Court for the Southern District of New York. Both actions attempt to recover the proceeds paid out to the holders of Lyondell shares at the time of the 2007 merger.

On January 4, 2012, the Fund was named in a second amended complaint in the Creditor Trust Action. The Target Equity/Income Portfolio composes part of the Fund. On March 2, 2012, the Fund moved the U.S. Bankruptcy Court for the Southern District of New York to dismiss it from the Creditor Trust Action. The outcome of these proceedings on the Portfolio cannot be predicted. Management of the Fund continues to assess the cases and has not yet determined the potential effect, if any, on the net asset value of the Target Equity/Income Portfolio.

Also, in December 2007, the S&P 500® Index and Strategic Value Portfolios, shareholders of the Tribune Company, participated in a similar cash out merger in which shareholders received $34 per share of consideration. The value of the proceeds received by the S&P 500® Index and Strategic Value Portfolios, was $37,910 and $384,200, respectively. The company subsequently filed for bankruptcy and several legal complaints have been initiated by groups of Tribune Company creditors seeking to recover, or clawback, proceeds received by shareholders based on fraudulent transfer claims (the “Tribune Bankruptcy”).

The first action, Official Committee of Unsecured Creditors of Tribune Company v. FitzSimons, et. al., was initiated on November 1, 2010 in the U.S. Bankruptcy Court for the District of Delaware. As a result of these proceedings, the Court agreed to allow individual creditors to file similar complaints in U.S. state courts. The Fund is specifically named in a complaint in the U.S. District Court, Southern District of Ohio, Western Division, Deutsche Bank Trust Company Americas, et. al. v. American Electric Power, et. al., that was initiated in June of 2011. The Fund, along with the Strategic Value Portfolio, is also named in a similar complaint in the U.S. District Court, Eastern District of Pennsylvania, Deutsche Bank Trust Company Americas, et. al. v. Ametek Inc. Employees Master Retirement Trust, et. al. These Tribune litigation actions have been consolidated into a single Multidistrict Litigation ("MDL") in the U.S. District Court, Southern District of New York. Pursuant to a Court order dated September 7, 2012, certain defendants in the MDL, including the Fund, filed a motion to dismiss on November 6, 2012. On or about October 1, 2012, counsel for plaintiffs in the MDL delivered a non-negotiatble settlement offer to counsel for defendants. Given the terms of the settlement offer and the pending defendants' motion to dismiss, the Fund does not anticipate accepting the settlement offer. The outcome of these proceedings on the two Portfolios of the Fund cannot be predicted. Management of the Fund continues to assess the litigation and any offers of settlement.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Ohio National Fund, Inc.

By (Signature and Title) /s/ Christopher A. Carlson

Christopher A. Carlson

President

Date November 16, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Christopher A. Carlson

Christopher A. Carlson

President

Date November 16, 2012

By (Signature and Title) /s/ R. Todd Brockman

R. Todd Brockman

Treasurer

Date November 16, 2012